UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                   File No. 2-58043

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 48	☑

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                          File No. 811-2716

Amendment No. 48	☑

(Check appropriate box or boxes.)

NATIONWIDE VARIABLE ACCOUNT
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Name of Depositor)

One Nationwide Plaza, Columbus, Ohio 43215
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(614) 249-7111

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1. 2006

It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2006 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Deferred Variable Annuity Contract

NATIONWIDE LIFE INSURANCE COMPANY
Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company through its Nationwide Variable Account
The date of this prospectus is May 1, 2006.

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.

The Statement of Additional Information (dated May 1, 2006), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 23. For general information or to obtain free copies of the Statement of Additional Information, call 1-800-848-6331 (TDD 1-800-238-3035) or write:

Nationwide Life Insurance Company
5122 Rings Road
Dublin, Ohio 43017-1522

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: www.sec.gov.

Before investing, understand that annuities and/or life insurance products are not insured by the FDIC, NCUSIF, or any other Federal government agency, and are not deposits or obligations of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Annuities that involve investment risk may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.

The following is a list of the underlying mutual funds available under the contract.

he following is a list of the underlying mutual funds available under the contract.

•	AIM Dynamics Fund: Investor Class
•	American Century Growth: Investor Class
•	American Century Income & Growth: Investor Class
•	American Century Short Term Government: Investor Class
•	American Century Ultra: Investor Class
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV†
•	Credit Suisse Global Fixed Income Fund: Common Class*
•	Delaware Delchester Fund: Institutional Class*
•	Dreyfus A Bonds Plus, Inc.*
•	Dreyfus Appreciation Fund, Inc.
•	Dreyfus Premier Balanced Opportunity Fund: Class Z
•	Dreyfus S&P 500 Index Fund
•	Evergreen Equity Income Fund: Class I*
•	Federated Bond Fund: Class F Shares *
•	Federated High Yield Trust
•	Fidelity Advisor Balanced Fund: Class T
•	Fidelity Advisor Equity Income Fund: Class T*
•	Fidelity Advisor Growth Opportunities Fund: Class T
•	Fidelity Asset Manager™
•	Fidelity Equity-Income Fund*
•	Fidelity Magellan Fund
•	Fidelity Puritan Fund
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R†
•	Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A*
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3†
•	Gartmore Bond Fund: Class D
•	Gartmore Government Bond Fund: Class D
•	Gartmore Growth Fund: Class A
•	Gartmore Large Cap Value Fund: Class A
•	Gartmore Money Market Fund: Prime Shares
•	Gartmore Nationwide® Fund: Class D
•	Gartmore S&P 500® Index Fund: Service Class
•	Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
➢	Gartmore GVIT Investor Destinations Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderate Fund: Class II
➢	Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Gartmore GVIT Investor Destinations Aggressive Fund: Class II
•	Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
•	Lazard Small Cap Portfolio: Open Shares
•	MFS® Strategic Income Fund: Class A*
•	Neuberger Berman Guardian Fund: Investor Class
•	Neuberger Berman Limited Maturity Bond Fund: Investor Class*
•	Neuberger Berman Partners Fund: Investor Class
•	Neuberger Berman Socially Responsive Fund: Trust Class
•	Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4†
•	Phoenix Balanced Fund: Class A

The following underlying mutual fund is only available to plans established prior to May 1, 2006:

•	Neuberger Berman Genesis Fund: Trust Class

The following underlying mutual funds are only available in contracts for which good order applications were received before May 24, 2004:

•	Janus Fund*
•	Janus Twenty Fund*

The following underlying mutual funds are only available in contracts for which good order applications were received before May 1, 2004:

•	Credit Suisse Mid-Cap Growth Fund: Common Class
•	Dreyfus Premier Third Century Fund, Inc.: Class Z
•	Gartmore Small Cap Fund: Class A
•	Wells Fargo Advantage Common Stock Fund: Class Z
•	Wells Fargo Advantage Large Cap Growth Fund: Investor Class

Effective December 19, 2003, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

•	Gartmore Growth Fund: Class D

Effective May 1, 1999, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

•	Fidelity Capital & Income Fund*

Effective December 1, 1993, the following underlying mutual fund is no longer available to receive transfers or new purchase payments:

•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class*

Effective May 1, 2004, the following underlying mutual funds are no longer available to receive transfers or new purchase payments:

•	American Century International Growth Fund: Investor Class
•	Fidelity Advisor High Income Advantage Fund: Class T*
•	Janus Worldwide Fund*
•	Oppenheimer Global Fund: Class A
•	Templeton Foreign Fund: Class A

†These underlying mutual funds assess a short-term trading fee.

*These underlying mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

Purchase payments not invested in the underlying mutual funds of the Nationwide Variable Account may be allocated to the fixed account.

Glossary of Special Terms

Accumulation unit- An accounting unit of measure used to calculate the contract value allocated to the variable account before the annuitization date.

Annuitization date- The date on which annuity payments begin.

Annuity commencement date- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide’s consent.

Annuity unit- An accounting unit of measure used to calculate variable annuity payments.

Contract value- The total of all accumulation units in a contract and any amount held in the fixed account.

Contract year- Each year the contract is in force beginning with the date the contract is issued.

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

FDIC - Federal Deposit Insurance Corporation.

Fixed account- An investment option that is funded by the general account of Nationwide.

General account- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

Individual Retirement Account- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

Individual Retirement Annuity- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.

Nationwide- Nationwide Life Insurance Company.

NCUSIF - Nationwide Credit Union Share Insurance Fund.

Non-Qualified Contract- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, or Simple IRA.

Qualified Plans- Retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Roth IRA- An annuity contract which qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.

SEC - Securities and Exchange Commission.

Simple IRA- An Individual Retirement Account as defined by Section 408(a) or an Individual Retirement Annuity as defined by Section 408(b) of the Internal Revenue Code to which the only contributions that can be made are contributions under a Simple Plan and rollovers or transfers from another Simple IRA.

Simple Plan- The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Internal Revenue Code which provides a simplified tax-favored retirement plan for Small Employers. In a Simple Plan, each employee may choose whether to have the Small Employer make payments as contributions under the Simple Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a Simple Plan must make either matching contributions or non-elective contributions. All contributions under a Simple Plan are made to Simple IRAs.

Small Employer- An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

Sub-accounts- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained.

Tax Sheltered Annuity- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.

Two-Year Period- The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee’s Simple IRA.

Valuation period- Each day the New York Stock Exchange is open for business.

Variable account- Nationwide Variable Account, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

Table of Contents	Page
Glossary of Special Terms	3
Contract Expenses	6
Underlying Mutual Fund Annual Expenses	7
Example	7
Synopsis of the Contracts	7
Charges and Expenses
Annuity Payments
Taxation
Ten Day Free Look
Condensed Financial Information	8
Financial Statements	8
Nationwide Life Insurance Company	8
Nationwide Investment Services Corporation	8
Investing in the Contract	8
The Variable Account and Underlying Mutual Funds
The Fixed Account
The Contract in General	10
Distribution, Promotional and Sales Expenses
Underlying Mutual Funds
Profitability
Charges and Deductions	11
Mortality and Expense Risk Charge
Administration Charge
Contingent Deferred Sales Charge ("CDSC")
Waiver of CDSC
Contract Maintenance Charge
Premium Taxes
Short-Term Trading Fees
Contract Ownership	13
Annuitant
Beneficiary and Contingent Beneficiary
Operation of the Contract	13
Pricing
Allocation of Purchase Payments
Determining the Contract Value
Transfer Requests
Transfer Restrictions
Transfers Prior to Annuitization
Transfers After Annuitization
Right to Revoke	16
Surrender (Redemption)	16
Partial Surrenders (Partial Redemptions)
Full Surrenders (Full Redemptions)
Surrenders Under a Qualified Plan
Contract Owner Services	17
Asset Rebalancing
Dollar Cost Averaging
Systematic Withdrawals
Lump Sum Payments
Annuity Commencement Date	18
Annuitizing the Contract	18
Annuitization Date
Annuitization
Fixed Payment Annuity
Variable Payment Annuity
Frequency and Amount of Annuity Payments
Annuity Payment Options

Contract Expenses

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)
Maximum CDSC for contracts issued on or after January 1, 1993	7%[1]
Maximum CDSC for contracts issued prior to January 1, 1993	5%[2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5%[3]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

Recurring Contract Expenses
Maximum Annual Contract Maintenance Charge	$30[4]
Variable Account Annual Expenses (annualized rate of total variable account charges as a percentage of the daily net assets)[5]
Variable Account Annual Expenses for contracts issued on or after January 1, 1993
Mortality and Expense Risk Charge	1.25%
Administration Charge	0.05%
Total Variable Account Annual Expenses	1.30%
Variable Account Annual Expenses for contracts issued prior to January 1, 1993
Mortality and Expense Risk Charge	1.30%

__________________________________________

1 Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	6%	5%	4%	3%	2%	1%	0%

Starting with the second year after a purchase payment has been made, 10% of that purchase payment may be withdrawn without a CDSC. The CDSC is waived:
(1) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or
(2) for any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued to fund Qualified Plans.
2 After the first year from the date of any purchase payment, the contract owner may withdraw 5% of that purchase payment without a CDSC.
3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities.
4 The Contract Maintenance Charge is deducted annually from all contracts on each contract anniversary and upon a full surrender of the contract.
5 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account. They are charged on a daily basis at the annualized rate noted above.

Underlying Mutual Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses, as of December 31, 2005, charged by the underlying mutual funds periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund’s fees and expenses is contained in the prospectus for each underlying mutual fund.

Total Annual Underlying Mutual Fund Operating Expenses	Minimum	Maximum

(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of underlying mutual fund assets)	0.50%	1.71%

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

The following underlying mutual funds assess a short-term trading fee in connection with transfers from an underlying mutual fund sub-account that occur within 60 days after the date of allocation to that sub-account (see "Short-Term Trading Fees"):

• American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
• Fidelity Variable Insurance Products Fund -VIP Overseas Portfolio: Service Class 2R
• Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
• Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4

Example

This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.

The Example assumes:
• a $10,000 investment in the contract for the time periods indicated;
• a 5% return each year;
• the maximum and the minimum fees and expenses of any of the underlying mutual funds;
• the 7 year CDSC schedule;
• a $30 Contract Maintenance Charge expressed as a percentage of the average account size; and
• the total variable account charges associated with the contract (1.30%).

	If you surrender your contract at the end of the applicable time period				If you do not surrender your contract				If you annuitize your contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.71%)	948	1,419	1,972	3,724	348	1,059	1,792	3,724	*	1,059	1,792	3,724
Minimum Total Underlying Mutual Fund Operating Expenses (0.50%)	821	1,040	1,346	2,504	221	680	1,166	2,504	*	680	1,166	2,504
*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

Synopsis of the Contracts

The contracts described in this prospectus are deferred variable annuity contracts. Contracts issued prior to January 1, 1993 were issued to the trustees of Qualified Plans as Qualified Contracts. Currently (and at all times after January 1, 1993), the contracts are issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders.

Contracts issued after January 1, 1993 do not qualify for tax-deferral under federal tax rules governing non-qualified annuities or Individual Retirement Annuities. Such contracts are, however, issued to custodians of Individual Retirement Accounts for the benefit of Individual Retirement Account holders. Such account holders will be the annuitant under these contracts. Annuity payments under the contracts are deferred until a selected later date.

For more detailed information with regard to the differences in contract types, please see Appendix C: Contract Types and Tax Information later in the prospectus.

Charges and Expenses

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.25% of the daily net assets of the variable account. For contracts issued prior to January 1, 1993, the Mortality and Expense Risk Charge is equal to an annualized rate of 1.30% of the daily net assets of the variable account. Nationwide assesses this charge to offset expenses incurred in the day to day business of issuing, distributing and maintaining variable annuity contracts.

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge equal to an annualized rate of 0.05% of the daily net assets of the variable account.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, if any part of the contract value is surrendered, Nationwide will, with certain exceptions, deduct a CDSC not to exceed 7% of purchase payments surrendered. For contracts issued before January 1, 1993, Nationwide will deduct a CDSC not to exceed 5% of purchase payments surrendered.

On each contract anniversary, Nationwide will deduct a Contract Maintenance Charge of $30 from the contract value.

Annuity Payments

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

Taxation

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see "Federal Tax Considerations" in Appendix C: Contract Types and Tax Information and "Premium Taxes").

Ten Day Free Look

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

Condensed Financial Information

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value - Valuing an Accumulation Unit"). Please refer to Appendix B: Condensed Financial Information for information regarding accumulation units.

Financial Statements

Financial statements for the variable account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained without charge by contacting Nationwide’s home office at the telephone number listed on page 1 of this prospectus.

Nationwide Life Insurance Company

Nationwide is a stock life insurance company organized under Ohio law in March, 1929 with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia and Puerto Rico.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

Nationwide Investment Services Corporation

The contracts are distributed by the general distributor, Nationwide Investment Services Corporation. ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly owned subsidiary of Nationwide.

Investing in the Contract

The Variable Account and Underlying Mutual Funds

Nationwide Variable Account is a variable account that invests in the underlying mutual funds listed in Appendix A. Nationwide established the variable account on March 3, 1976, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account’s own investment experience and not the investment experience of Nationwide’s other assets. The variable account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. The sub-account contains shares attributable to accumulation units under Individual Retirement Accounts, Roth IRAs, SEP IRAs, Simple IRAs and Qualified Contracts.

Each underlying mutual fund’s prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders’ vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1)  shares of a current underlying mutual fund are no longer available for investment; or

2)  further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

The Fixed Account

The fixed account is an investment option that is funded by assets of Nationwide’s general account. The general account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

• New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

• Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

• Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner’s fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

• Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a
   Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that this rate will not be less than the minimum interest rate required by applicable state law per year.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide’s sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law for any given year.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less any applicable charges including CDSC.

The Contract in General

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

These contracts are offered to customers of various financial institutions and brokerage firms. The individual financial institution or brokerage firm may limit the availability of certain features or optional benefits in accordance with their internal policies. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership.  It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

Distribution, Promotional and Sales Expenses

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 5.25% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

Underlying Mutual Funds

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred). These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration or other similar agreements between Nationwide (or Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

Profitability

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

Charges and Deductions

Mortality and Expense Risk Charge

Nationwide deducts a Mortality and Expense Risk Charge from the variable account.

This amount is computed on a daily basis and is equal to an annualized rate of 1.25% (1.30% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account.

The mortality risk component is equal to an annualized rate of 0.80% of the daily net assets of the variable account and compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population.

The expense risk component is equal to an annualized rate of 0.45% (0.50% for contracts issued prior to January 1, 1993) of the daily net assets of the variable account and compensates Nationwide for guaranteeing that that charges will not increase regardless of actual expenses.

Nationwide expects to generate profit from this charge. If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide.

Administration Charge

For contracts issued on or after January 1, 1993, Nationwide deducts an Administration Charge from the variable account. This charge is computed on a daily basis and is equal to an annualized rate of 0.05% of the daily net assets of the variable account. The Administration Charge reimburses Nationwide for administrative expenses. Nationwide will monitor this charge to ensure that it does not exceed actual administration expenses.

Contingent Deferred Sales Charge ("CDSC")

No sales charge deduction is made from the purchase payments when amounts are deposited into the contract. However, if any part of the contract is surrendered, Nationwide will, with certain exceptions, deduct a CDSC. The CDSC will not exceed 7% of purchase payments surrendered (5% of purchase payments surrendered for contracts issued prior to January 1, 1993).

The CDSC, when it is applicable, is used to cover sales expenses, including commissions, production of sales literature and other promotional expenses. Any shortfall will be made up from the general account of Nationwide, which may indirectly include portions of the Mortality and Expense Risk Charge since Nationwide expects to generate a profit from this charge.

Withdrawals may be restricted for contracts issued pursuant to a Qualified Plan. No CDSC is deducted on transfers between the fixed account and the variable account. The contract owner may be subject to a tax penalty if withdrawals are taken prior to age 59½.

For purposes of the CDSC, surrenders under a contract come first from the purchase payments which have been on deposit under the contract for the longest time period. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

For contracts issued on or after January 1, 1993, CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of the purchase payment surrendered.

Number of Completed Years from Date of Purchase Payment	CDSC Percentage
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6	1%
7	0%

Starting with the second year after a purchase payment has been made under the contract, 10% of that purchase payment may be withdrawn each year without imposition of the CDSC. This free withdrawal privilege is non-cumulative and will not exceed 10% of the purchase payment in any year. The CDSC is waived:

a) for first year withdrawals of up to 10% of purchase payments for Individual Retirement Account rollover contracts; or

b) for any amount withdrawn from this contract in order to meet minimum distribution requirements under the Internal Revenue Code.

For contracts issued before January 1, 1993, Nationwide may deduct a CDSC equal to 5% of the lesser of the total of all purchase payments made within 8 years of the date of the surrender request, or the amount surrendered. In no event will any CDSC be charged against any amounts held under the contract for at least 8 years. Certain partial surrenders may be requested for which no CDSC will be assessed. For any purchase payments made, the contract owner (or annuitant, if applicable) may, after the first year from the date of each purchase payment, withdraw without a CDSC, up to 5% of that purchase payment for each year that the purchase payment has remained on deposit (less the amount of such purchase payment previously surrendered free of charge).

Waiver of CDSC

For contracts sold to Qualified Plans established on or after January 1, 1993, as described in Section 401 of the Internal Revenue Code, SEP IRAs sold on or after January 1, 1993, and Roth IRAs, Nationwide will waive the CDSC when:

1)  the plan participant experiences a case of hardship (as defined for purposes of Internal Revenue Code Section 401(k));

2)  the plan participant becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7));

3)  the plan participant attains age 59 ½ and has participated in the contract for at least 5 years, as determined from the contract anniversary date;

4)  the plan participant has participated in the contract for at least 15 years as determined from the contract anniversary date;

5)  the plan participant dies; or

6)  the plan participant annuitizes after 2 years in the contract.

For Individual Retirement Accounts, Nationwide will waive the CDSC when:

1)  the designated annuitant dies; or

2)  the contract owner annuitizes after 2 years in the contract.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract’s CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

In no event will elimination of the CDSC be permitted where such elimination would be unfairly discriminatory to any person, or where it is prohibited by law.

Contract Maintenance Charge

Each year on the contract anniversary (and on the date of surrender upon full surrender of the contact), Nationwide deducts a Contract Maintenance Charge of $30 from the contract value. This charge reimburses Nationwide for administrative expenses relating to the issuance and maintenance of the contract. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code, established on or after January 1, 1993 and SEP IRAs established between January 1, 1993 and August 1, 1994, the Contract Maintenance Charge varies from $0 to $30 depending on certain underwriting considerations. Such underwriting considerations include the size of the group, the average participant account balance transferred to Nationwide, if any, and administrative savings. For contracts issued to Qualified Plans described in Section 401 of the Internal Revenue Code and SEP IRAs established on or after August 1, 1994, the Contract Maintenance Charge varies from $0 to $12. Variances are based on internal underwriting guidelines. The Contract Maintenance Charge will be deducted proportionately from the fixed account and variable account in the same percentages as purchase payments are allocated at the time of the deduction.

Premium Taxes

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5.0%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract at:

1)  the time the contract is surrendered;

2)  annuitization; or

3)  such other date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

Short-Term Trading Fees

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund’s assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

For a complete list of the underlying mutual funds offered under the contract that assess (or reserve the right to assess) a short-term trading fee, please see "Underlying Mutual Fund Annual Expenses" earlier in this prospectus.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner’s sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

• scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

• contract surrenders, including CDSC-free withdrawals;

• surrenders of annuity units to make annuity payments;

• surrenders of accumulation units to pay the annual Contract Maintenance Charge;

• surrenders of accumulation units to pay a death benefit; or

• transfers made upon annuitization of the contract.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

Contract Ownership

All contract rights are exercised by the annuitant. Throughout this prospectus, discussions relating to the rights and capabilities of a contract owner under the contracts apply to the annuitant.

The annuitant exercising the rights of the contract owner may request a change in the annuitant, contingent annuitant, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

• on a Nationwide form;

• signed by the annuitant; and

• received at Nationwide’s home office before the annuitization date.

Nationwide must review and approve any change requests. If there is a change of annuitant, distributions will be made as if the contract owner died at the time of the change.

Annuitant

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed prior to the annuitization date with the consent of Nationwide.

Although not the contract owner, the annuitant may exercise contract rights if authorized by the holder of the contract (an Individual Retirement Account or Qualified Plan trustee(s)).

Beneficiary and Contingent Beneficiary

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no contingent annuitant. More than one beneficiary can be named. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The beneficiary or contingent beneficiary may be changed during the annuitant’s lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time the change was recorded. The change will not affect any action taken by Nationwide before the change was recorded.

Operation of the Contract

The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide’s prior consent.

Pricing

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically allows Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

• New Year's Day	• Independence Day
• Martin Luther King, Jr. Day	• Labor Day
• Presidents’ Day	• Thanksgiving
• Good Friday	• Christmas
• Memorial Day

Nationwide also will not price purchase payments if:

1) trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist.

If Nationwide is closed on days when the New York Stock Exchange is open, contract value may be affected since the contract owner would not have access to their account.

Allocation of Purchase Payments

Nationwide allocates purchase payments to the sub-accounts and the fixed account as instructed by the contract owner. Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations or make exchanges among the sub-accounts or the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Determining the Contract Value

The contract value is the sum of:

1) the value of amounts allocated to the sub-accounts of the variable account; and

2) amounts allocated to the fixed account.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account and the fixed account based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor for any particular sub-account is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a) is the sum of:

1)	the net asset value of the underlying mutual fund as of the end of the current valuation period; and

2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges. The factor is equal to an annualized rate of 1.30% of the daily net assets of the variable account.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1)  adding all amounts allocated to the fixed account, minus amounts previously transferred or withdrawn; and

2)  adding any interest earned on the amounts allocated.

Transfer Requests

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.

Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").

Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same. Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

During an interest rate guarantee period, transfers cannot be made from the fixed account, and amounts transferred to the fixed account must remain on deposit.

Transfer Restrictions

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

• the dilution of the value of the investors’ interests in the underlying mutual fund;

• underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

• increased administrative costs due to frequent purchases and redemptions.

To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.

Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted.

In general, Nationwide will adhere to the following guidelines:

Trading Behavior	Nationwide's Response
6 or more transfer events in one calendar quarter
Nationwide will mail a letter to the contract owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the contract owner will be limited to submitting transfer requests via
      U.S. mail.

More than 11 transfer events in 2 consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the contract owner to submitting transfer requests via U.S. mail.

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.

Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract advisers to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.

Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

Transfers Prior to Annuitization

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account, however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the current value of the variable account. Nationwide reserves the right to refuse transfers to the fixed account from the variable account if the fixed account value is (or would be after the transfer) equal to or greater than 25% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers Among the Sub-Accounts

A contract owner may request to transfer allocations among the sub-accounts at any time, subject to the terms and conditions imposed by the contract and the underlying mutual funds.

Transfers After Annuitization

After annuitization, transfers may only be made on the anniversary of the annuitization date.

Right to Revoke

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide’s home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. All IRA, SEP IRA, Simple IRA and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

Surrender (Redemption)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant’s death. Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C: Contract Types and Tax Information. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide will pay any amount surrendered from the sub-accounts within 7 days. (see “Lump Sum Payments”). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Nationwide may be required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Partial Surrenders (Partial Redemptions)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply. The contract owner may direct Nationwide to deduct the CDSC either from:

a) the amount requested; or
b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the contract value remaining after the contract owner has received the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

Full Surrenders (Full Redemptions)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

• variable account charges;
• the Contract Maintenance Charge;
• underlying mutual fund charges;
• investment performance of the underlying mutual funds; and
• amounts allocated to the fixed account and any interest credited.

A CDSC may apply.

Surrenders Under a Qualified Plan

The contract surrender provisions may be modified pursuant to the plan terms and Internal Revenue Code provisions when the contract is issued to fund a Qualified Plan.

Contract Owner Services

Asset Rebalancing

Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.

Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three-month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Qualified Plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from certain sub-accounts and the fixed account into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the Gartmore Money Market Fund: Prime Shares to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs. Nationwide also reserves the right to assess a processing fee for this service.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire as to whether any Enhanced Rate Dollar Cost Averaging programs are available.

Enhanced Rate Dollar Cost Averaging Program

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible to participate in this program. Nationwide reserves the right to require a minimum balance to establish the Enhanced Rate Dollar Cost Averaging program. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the Gartmore Money Market Fund: Prime Shares.

Systematic Withdrawals

Systematic Withdrawals allow contract owners (or annuitants if authorized) to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of:

1)  10% of all purchase payments made to the contract as of the withdrawal date; or

2)  an amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide will withhold federal income taxes from systematic withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59½ unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Nationwide also reserves the right to assess a processing fee for this service. Systematic Withdrawals are not available before the end of the ten-day free look period (see "Right to Revoke").

Lump Sum Payments

When death benefit proceeds or amounts due upon full surrender are paid out in a lump sum, Nationwide may transfer such amounts to its general account or to an affiliate. Unless Nationwide is instructed otherwise, or if prohibited by state law, a draftbook or checkbook will be issued to the beneficiary or the contract owner or other person entitled to the payments.

The recipient of the draft or checkbook may write drafts or checks, including writing one draft or check for the full amount of the account balance, or may leave the balance in the account where it will earn interest until such time as a draft or check is written. Interest is credited at a rate determined periodically by, and at the sole discretion of, Nationwide or its affiliate, if applicable.

For federal income tax purposes, the lump sum payment will be deemed received upon the date of the transfer of the money to the general account or the affiliate, whichever is applicable. The interest will be taxable in the tax year that it is credited.

Annuity Commencement Date

The annuity commencement date is the date on which annuity payments are scheduled to begin. The annuity commencement date may be changed before annuitization. This change must be in writing and approved by Nationwide.

Annuitizing the Contract

Annuitization Date

The annuitization date is the date that annuity payments begin. It will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

• the age (or date) specified in your contract; or
• the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Qualified Plan, annuitization may occur during the first 2 years subject to Nationwide’s approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above see "Required Distributions" in Appendix C: Contract Types and Tax Information.

Annuitization

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)  an annuity payment option; and

2)  either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen.

Fixed Payment Annuity

A fixed payment annuity is an annuity where the amount of the annuity payment remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1)  deducting applicable premium taxes from the total contract value; then

2)  applying the contract value amount specified by the annuitant to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

Variable Payment Annuity

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant’s age (in accordance with the contract) by:

1) deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the annuitant to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the
    Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges Among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges will occur on each anniversary of the annuitization date.

Frequency and Amount of Annuity Payments

Payments are made based on the annuity payment option selected, unless:

• the amount to be distributed is less than $500, in which case Nationwide may make one lump sum payment of the contract value; or

• an annuity payment would be less than $20, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $20. Payments will be made at least annually.

Annuity Payment Options

An annuity payment option must be elected before the annuitization date. The annuity payment options are:

1)
Life Annuity - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant’s death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2)
Joint and Survivor Annuity - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3)
Life Annuity with 120 or 240 Monthly Payments Guaranteed - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant’s death.

Not all of the annuity payment options may be available in all states. Annuitants may request other options before the annuitization date. These options are subject to Nationwide’s approval.

Qualified Contracts, IRAs, SEP IRAs and Simple IRAs are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

Death Benefits

Death of Annuitant

If the annuitant dies prior to the annuitization date, then the contingent annuitant becomes the annuitant and no death benefit is payable. In the event there is no living contingent annuitant, then, upon the annuitant's death, a death benefit will be payable to the beneficiary.

If no beneficiary survives the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner’s estate will receive the death benefit.

The beneficiary may elect to receive the death benefit:

1)  in a lump sum;

2)  as an annuity; or

3)  in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant’s death.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

Death Benefit Payment

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

1)  proper proof of the annuitant’s death;

2)  an election specifying the distribution method; and

3)  any state required form(s).

If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Please refer to the “Lump Sum Payments” subsection of “Contract Owner Services” for more information.

For contracts issued on or after the later of May 1, 1998 or a date on which state insurance authorities approve applicable contract modifications:

•	If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

1)	requested an annuity commencement date later than the first day of the calendar month after the annuitant’s 75th birthday; and

2)	Nationwide approved the request.

•	If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

For contracts issued prior to May 1, 1998 or a date prior to approval of applicable contract modifications by state insurance authorities:

•	If the annuitant dies on or after his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be equal to the contract value, if the contract owner has:

1)	requested an annuity commencement date later than the first day of the calendar month after the annuitant’s 75th birthday; and

2)	Nationwide approved the request.

•	If the annuitant dies prior to his or her 75th birthday and prior to the annuitization date, the dollar amount of the death benefit will be the greater of:

1)	the contract value; or

2)	the sum of all purchase payments, less any amounts surrendered.

If the annuitant dies after the annuitization date, any payment that may be payable will be determined according to the selected annuity payment option.

Statements and Reports

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

• statements showing the contract’s quarterly activity;

• confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost
   Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract’s quarterly statements; and

• semi-annual and annual reports of allocated underlying mutual funds.

Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.

Legal Proceedings

Nationwide is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide’s consolidated financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than Nationwide.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by Nationwide and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back Nationwide’s MTN programs. Related investigations and proceedings may be commenced in the future. Nationwide and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing Nationwide’s MTN program. Nationwide is cooperating with regulators in connection with these inquiries and will cooperate with Nationwide Mutual Insurance Company (NMIC), Nationwide’s ultimate parent, in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of Nationwide’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on Nationwide in the future.

On February 11, 2005, Nationwide was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of: all residents of the United States and the Virgin Islands who, during the Class Period paid premiums on a modal basis to Nationwide for term life insurance policies issued by Nationwide during the Class Period which provide for guaranteed maximum premiums, excluding products NWLA-224 (and all state variations thereof), Life 4608 (and all state variations thereof), and policy forms Life 4219, Life 4290, and Life 3617. Excluded from the class are: Nationwide; any parent, subsidiary or affiliate of Nationwide; all employees, officers and directors of Nationwide; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The Class Period is from February 10, 1990, through the date the Class is certified. Nationwide intends to defend this lawsuit vigorously.

On April 13, 2004, Nationwide was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. Nationwide removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in Nationwide’s annuities sub-accounts, any allegation based on Nationwide’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of Nationwide annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if Nationwide is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to Nationwide’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an Nationwide annuity or insurance product) units of any Nationwide sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, Nationwide filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. Nationwide intends to defend this lawsuit vigorously.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, Nationwide filed its answer, and on December 30, 2005, Nationwide filed a motion for summary judgment. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide and Nationwide Life and Annuity Insurance Company (NLAIC) were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. Nationwide and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. Nationwide and NLAIC intend to defend this lawsuit vigorously.

On August 15, 2001, Nationwide was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint four times. As amended, in the current complaint, filed March 21, 2006, the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from Nationwide. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that

Nationwide breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by Nationwide, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. Nationwide opposed that motion on December 24, 2003. On July 6, 2004, Nationwide filed a Revised Memorandum in Support of Summary Judgment. On February 24, 2006, Nationwide’s motion for summary judgment was denied. . On March 7, 2006, the plaintiff’s motion for class certification was denied without prejudice. Nationwide intends to defend this lawsuit vigorously.

The general distributor, NISC, is not engaged in any litigation of any material nature.

Advertising

Money Market Yields

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund’s units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.

 Appendix A: Underlying Mutual Funds

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM Dynamics Fund: Investor Class
Investment Adviser:	AIM Advisors, Inc.
Investment Objective:	Long-term capital growth.

American Century Growth: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Income & Growth: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks.

American Century International Growth: Investor Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	American Century Global Investment Management, Inc.
Investment Objective:	Capital growth.

American Century Short Term Government: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	High current income while maintaining safety of principal.

American Century Ultra: Investor Class
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV
Investment Adviser:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Credit Suisse Global Fixed Income Fund: Common Class
Investment Adviser:	Credit Suisse Asset Management, LLC
Sub-Adviser:	Credit Suisse Asset Management Limited
Investment Objective:	Maximum total investment return.

Credit Suisse Mid-Cap Growth Fund: Common Class
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Credit Suisse Asset Management, LLC
Investment Objective:	Maximum capital appreciation.

Delaware Delchester Fund: Institutional Class
Investment Adviser:	Delaware Management Company, Inc.
Investment Objective:	Seeks total return and high current income.

Dreyfus A Bonds Plus, Inc.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Maximize total return consisting of capital appreciation and current income.

Dreyfus Appreciation Fund, Inc.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Long-term capital growth consistent with the preservation of capital.

Dreyfus Premier Balanced Opportunity Fund: Class Z
Investment Adviser:	The Dreyfus Corporation
Sub-adviser:	Wisconsin Capital Management, Inc.
Investment Objective:	High total return through a combination of capital appreciation and current income.

Dreyfus Premier Third Century Fund, Inc.: Class Z
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	Capital growth with current income as a secondary goal.

Dreyfus S&P 500 Index Fund
Investment Adviser:	The Dreyfus Corporation
Investment Objective:	To match performance of the S&P 500 Composite Stock Price Index.

Evergreen Equity Income Fund: Class I
Investment Adviser:	Evergreen Investment Management Company, LLC
Investment Objective:	Long-term capital growth.

Federated Bond Fund: Class F Shares
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High level of current income, as is consistent with the preservation of capital.

Federated High Yield Trust
Investment Adviser:	Federated Investment Management Company
Investment Objective:	High current income.

Fidelity Advisor Balanced Fund: Class T
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	Fidelity Investments Money Management, Inc.
Investment Objective:	Income and growth of capital.

Fidelity Advisor Equity Income Fund: Class T
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Seeks a yield from dividend and interest income which exceeds the composite dividend yield on securities comprising the S&P 500sm Index.

Fidelity Advisor Growth Opportunities Fund: Class T
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital growth.

Fidelity Advisor High Income Advantage Fund: Class T
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Seeks high level of income and the potential for capital gains.

Fidelity Asset Manager™
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	High total return.

Fidelity Capital & Income Fund
This underlying mutual fund is no longer available to receive transfers or new premium payments effective May 1, 1999.
Investment Adviser:	Fidelity Management & Research Company
Investment Objective:	Provide income and capital growth.

Fidelity Equity-Income Fund
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Reasonable income.

Fidelity Magellan Fund
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Capital appreciation.

Fidelity Puritan Fund
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Income and capital growth.

  Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
  This underlying mutual fund is no longer available to receive transfers or new premium payments effective December 1, 1993.
Investment Adviser:	Fidelity Management & Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	High level of current income.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R
Investment Adviser:	Fidelity Management and Research Company
Sub-adviser:	FMR Co., Inc.
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Mutual Series Fund, Inc. - Mutual Shares Fund: Class A
Investment Adviser:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3
Investment Adviser:	Templeton Investment Counsel, LLC
Investment Objective:	Long-term capital growth.
This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Gartmore Bond Fund: Class D
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with preserving capital.

Gartmore Government Bond Fund: Class D
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with preserving capital.

Gartmore Growth Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

  Gartmore Growth Fund: Class D
  This underlying mutual fund is no longer available to receive transfers or new premium payments effective December 19, 2003.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Large Cap Value Fund: Class A
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	NorthPointe Capital, LLC
Investment Objective:	Maximize total return, consisting of both capital appreciation and current income.

Gartmore Money Market Fund: Prime Shares
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	High level of current income as is consistent with preserving capital and maintaining liquidity.

Gartmore Nationwide® Fund: Class D
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Total return through a flexible combination of capital appreciation and current income.

Gartmore S&P 500® Index Fund: Service Class
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the S&P 500 Composite Stock Price Index.

    Gartmore Small Cap Fund: Class A
    This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Investment Objective:	Long-term capital appreciation.

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Funds: Class II
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Gartmore GVIT Investor Destinations Conservative Fund: Class II	Investment Objective:	High level of return consistent with a conservative level of risk compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	Investment Objective:	High level of total return consistent with a moderately conservative level of risk.
Gartmore GVIT Investor Destinations Moderate Fund: Class II	Investment Objective:	High level of total return consistent with a moderate level of risk as compared to other Investor Destination Funds.
Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	Investment Objective:	Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destination Funds.
Gartmore GVIT Investor Destinations Aggressive Fund: Class II	Investment Objective:	To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destination Funds.
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I
Investment Adviser:	Gartmore Mutual Fund Capital Trust, an indirect subsidiary of Nationwide Mutual Insurance Company.
Sub-adviser:	J.P. Morgan Investment Management Inc.
Investment Objective:	High total return from a diversified portfolio of equity and fixed income securities.

Janus Fund
This underlying mutual fund is only available in contracts issued before May 24, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth in a manner consistent with the preservation of capital.

Janus Twenty Fund
This underlying mutual fund is only available in contracts issued before May 24, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Janus Worldwide Fund
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital in a manner consistent with the preservation of capital.

Lazard Small Cap Portfolio: Open Shares
Investment Adviser:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.

MFS® Strategic Income Fund: Class A
Investment Adviser:	Massachusetts Financial Services Company
Investment Objective:	High current income by investing in fixed income securities. Its secondary objective is significant capital appreciation.

      Neuberger Berman Genesis Fund: Trust Class
  This following underlying mutual fund is only available in contracts before May 1, 2006.
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Growth of capital.

Neuberger Berman Guardian Fund: Investor Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital and, secondarily, current income.

Neuberger Berman Limited Maturity Bond Fund: Investor Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Highest current income consistent with low risk to principal and liquidity and, secondarily, total return.

Neuberger Berman Partners Fund: Investor Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Capital growth through an approach that is intended to increase capital with reasonable risk.

Neuberger Berman Socially Responsive Fund: Trust Class
Investment Adviser:	Neuberger Berman Management Inc.
Investment Objective:	Long-term growth of capital by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Global Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:	Capital appreciation.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4
Investment Adviser:	OppenheimerFunds, Inc.
Investment Objective:
Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, “growth-type” companies, cyclical industries and special situations that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Phoenix Balanced Fund: Class A
Investment Adviser:	Phoenix Investment Counsel, Inc.
Sub-adviser:	Engemann Asset Management
Investment Objective	Reasonable income, long-term capital growth and conservation of capital.

Templeton Foreign Fund: Class A
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004.
Investment Adviser:	Templeton Investment Counsel, Inc.
Investment Objective	Long-term capital growth.

Wells Fargo Advantage Common Stock Fund: Class Z
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective:	Long-term capital appreciation.

Wells Fargo Advantage Large Cap Growth Fund: Investor Class
This underlying mutual fund is only available in contracts issued before May 1, 2004.
Investment Adviser:	Wells Fargo Funds Management, LLC
Sub-adviser:	Wells Capital Management, Inc.
Investment Objective	Capital growth.

Appendix B: Condensed Financial Information

The following tables reflect accumulation unit values for the units of the sub-accounts. As used in this appendix, the term “Period” is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit information for a partial year only.

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

AIM Dynamics Fund: Investor Class	10.695979	11.651509	8.93%	350,957	2005
	9.680909	10.695979	10.49%	412,876	2004
	7.093317	9.680909	36.48%	499,079	2003
	10.740031	7.093317	-33.95%	473,937	2002
	16.215857	10.740031	-33.77%	593,472	2001
	17.811356	16.215857	-8.96%	642,744	2000
	10.504025	17.811356	69.57%	198,949	1999
	10.000000	10.504025	5.04%	0	1998*

American Century Growth: Investor Class	77.223763	79.912245	3.48%	93,010	2005
	71.188047	77.223763	8.48%	103,411	2004
	57.972941	71.188047	22.80%	111,223	2003
	79.512370	57.972941	-27.09%	122,347	2002
	99.058910	79.512370	-19.73%	138,099	2001
	117.667874	99.058910	-15.81%	148,234	2000
	88.518097	117.667874	32.93%	153,919	1999
	65.572069	88.518097	34.99%	150,519	1998
	51.389039	65.572069	27.60%	158,492	1997

American Century Income & Growth: Investor Class	18.619717	19.258791	3.43%	357,907	2005
	16.697268	18.619717	11.51%	404,011	2004
	13.050867	16.697268	27.94%	431,937	2003
	16.400321	13.050867	-20.42%	459,146	2002
	18.136235	16.400321	-9.57%	524,128	2001
	20.537578	18.136235	-11.69%	539,511	2000
	17.640513	20.537578	16.42%	534,684	1999
	14.002308	17.640513	25.98%	397,026	1998
	10.551440	14.002308	32.71%	135,424	1997
	10.000000	10.551440	5.51%	18,133	1996*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

American Century International Growth: Investor Class	20.340371	22.754543	11.87%	73,235	2005
	17.871836	20.340371	13.81%	91,338	2004
	14.441600	17.871836	23.75%	115,663	2003
	18.119357	14.441600	-20.30%	109,800	2002
	25.077938	18.119357	-27.75%	123,761	2001
	29.892733	25.077938	-16.11%	123,327	2000
	18.416900	29.892733	62.31%	67,212	1999
	15.678789	18.416900	17.46%	48,212	1998
	13.268469	15.678789	18.17%	31,799	1997
	10.000000	11.748911	17.49%	25,477	1995*

American Century Short Term Government: Investor Class	26.797259	26.889244	0.34%	60,197	2005
	26.972536	26.797259	-0.65%	70,340	2004
	27.026869	26.972536	-0.20%	77,580	2003
	26.022142	27.026869	3.86%	102,559	2002
	24.610929	26.022142	5.73%	71,996	2001
	23.132624	24.610929	6.39%	102,017	2000
	23.012292	23.132624	0.52%	87,493	1999
	21.986961	23.012292	4.66%	131,664	1998
	21.012508	21.986961	4.64%	138,808	1997

American Century Ultra: Investor Class	21.334246	21.503621	0.79%	618,581	2005
	19.526904	21.334246	9.26%	708,437	2004
	15.723098	19.526904	24.19%	801,688	2003
	20.728384	15.723098	-24.15%	875,966	2002
	24.597823	20.728384	-15.73%	995,997	2001
	31.115121	24.597823	-20.95%	1,057,861	2000
	22.284614	31.115121	39.63%	958,510	1999
	16.780808	722.284614	32.80%	784,677	1998
	13.807925	16.780808	21.53%	660,821	1997

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class IV	11.262256	12.558427	11.51%	41,478	2005
	10.000000	11.262256	12.62%	26,325	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Credit Suisse Global Fixed Income Fund: Common Class	15.136096	14.082218	-6.96%	71,867	2005
	13.982132	15.136096	8.25%	65,791	2004
	12.375436	13.982132	12.98%	72,744	2003
	11.376047	12.375436	8.79%	50,344	2002
	11.172038	11.376047	1.83%	16,666	2001
	10.554122	11.172038	5.85%	15,052	2000
	10.651516	10.554122	-0.91%	5,420	1999
	10.000000	10.651516	6.52%	14,079	1998*

Credit Suisse Mid-Cap Growth Fund: Common Class	14.766446	15.582025	5.52%	243,568	2005
	13.172521	14.766446	12.10%	268,276	2004
	9.181258	13.172521	43.47%	282,864	2003
	13.319611	9.181258	-31.07%	263,436	2002
	17.950417	13.319611	-25.80%	317,127	2001
	20.672241	17.950417	-13.17%	339,409	2000
	14.769496	20.672241	39.97%	288,739	1999
	14.140391	14.769496	4.45%	338,034	1998
	11.814248	14.140391	19.69%	316,835	1997
	10.000000	10.895016	8.95%	0	1995*

Delaware Delchester Fund: Institutional Class	14.764123	15.117431	2.39%	27,253	2005
	12.979850	14.764123	13.75%	40,881	2004
	10.058200	12.979850	29.05%	43,329	2003
	10.141053	10.058200	-0.82%	28,131	2002
	11.024016	10.141053	-8.01%	39,799	2001
	14.244875	11.024016	-22.61%	57,457	2000
	14.911925	14.244875	-4.47%	79,605	1999
	15.348845	14.911925	-2.85%	73,489	1998
	13.618147	15.348845	12.71%	87,319	1997

Dreyfus A Bonds Plus, Inc.	15.163767	15.312856	0.98%	178,349	2005
	14.901024	15.163767	1.76%	213,108	2004
	14.425775	14.901024	3.29%	231,833	2003
	13.547919	14.425775	6.48%	228,069	2002
	13.124465	13.547919	3.23%	202,272	2001
	12.061566	13.124465	8.81%	157,768	2000
	12.008201	12.061566	0.44%	160,276	1999
	11.848519	12.008201	1.35%	14,859	1998
	10.958199	11.848519	8.12%	156,006	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Dreyfus Appreciation Fund, Inc.	12.377658	12.722959	2.79%	213,752	2005
	11.878945	12.377658	4.20%	226,598	2004
	9.997121	11.878945	18.82%	218,248	2003
	12.224747	9.997121	-18.22%	206,442	2002
	13.878593	12.224747	-11.92%	173,920	2001
	13.811292	13.878593	0.49%	161,490	2000
	12.724781	13.811292	8.54%	156,211	1999
	10.000000	12.724781	27.25%	56,730	1998*

Dreyfus Premier Balanced Opportunity Fund: Class Z	10.128127	9.864760	-2.60%	120,137	2005
	10.000000	10.128127	1.28%	132,614	2004*

Dreyfus Premier Third Century Fund, Inc.: Class Z	19.443020	19.856213	2.13%	42,784	2005
	18.596846	19.443020	4.55%	48,888	2004
	14.968630	18.596846	24.24%	54,525	2003
	21.473521	14.968630	-30.29%	59,417	2002
	28.523380	21.473521	-24.72%	70,673	2001
	33.178138	28.523380	-14.03%	72,298	2000
	25.825514	33.178138	28.47%	59,207	1999
	20.101260	25.825514	28.48%	41,708	1998
	15.742432	20.101260	27.69%	35,892	1997

Dreyfus S&P 500 Index Fund	27.967641	28.825519	3.07%	624,278	2005
	25.670476	27.967641	8.95%	688,018	2004
	20.305178	25.670476	20.90%	712,645	2003
	26.550137	20.305178	-23.52%	723,651	2002
	30.697964	26.550137	-13.51%	789,038	2001
	34.392545	30.697964	-10.74%	746,793	2000
	28.976575	34.392545	18.69%	692,394	1999
	22.921661	28.976575	26.42%	429,513	1998
	17.509385	22.921661	30.91%	332,923	1997

Evergreen Equity Income Fund: Class I	23.641567	24.230616	2.49%	44,805	2005
	21.686551	23.641567	9.01%	46,314	2004
	16.713543	21.686551	29.75%	39,991	2003
	19.323871	16.713543	-13.51%	35,669	2002
	20.691982	19.323871	-6.61%	37,440	2001
	19.561585	20.691982	5.78%	69,614	2000
	17.031564	19.561585	14.85%	72,494	1999
	17.394044	17.031564	-2.08%	75,243	1998
	14.032960	17.394044	23.95%	63,791	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Federated Bond Fund: Class F Shares	15.112552	15.197498	0.56%	134,181	2005
	14.339221	15.112552	5.39%	130,569	2004
	12.871381	14.339221	11.40%	126,027	2003
	12.195901	12.871381	5.54%	134,479	2002
	11.514205	12.195901	5.92%	123,470	2001
	11.130751	11.514205	3.44%	108,245	2000
	11.547474	11.130751	-3.61%	139,182	1999
	11.076983	11.547474	4.25%	104,392	1998
	10.117861	11.076983	9.48%	33,538	1997

Federated High Yield Trust	11.459485	11.585665	1.10%	117,766	2005
	10.400769	11.459485	10.18%	149,650	2004
	8.580012	10.400769	21.22%	121,542	2003
	8.687742	8.580012	-1.24%	85,284	2002
	8.971948	8.687742	-3.17%	49,468	2001
	10.042770	8.971948	-10.66%	45,649	2000
	9.976102	10.042770	0.67%	49,637	1999
	10.000000	9.976102	-0.24%	49,055	1998*

Fidelity Advisor Balanced Fund: Class T	15.021462	15.563508	3.61%	73,624	2005
	14.499103	15.021462	3.60%	85,032	2004
	12.496654	14.499103	16.02%	83,222	2003
	13.924940	12.496654	-10.26%	85,330	2002
	14.384426	13.924940	-3.19%	86,449	2001
	15.455350	14.384426	-6.93%	79,760	2000
	14.984876	15.455350	3.14%	86,087	1999
	13.150098	14.984876	13.95%	31,056	1998
	10.890814	13.150098	20.74%	13,345	1997
	10.000000	10.177458	1.77%	0	1995*

Fidelity Advisor Equity Income Fund: Class T	20.305263	21.279508	4.80%	200,849	2005
	18.385959	20.305263	10.44%	207,283	2004
	14.506340	18.385959	26.74%	182,727	2003
	17.422645	14.506340	-16.74%	173,217	2002
	18.092498	17.422645	-3.70%	145,153	2001
	16.762859	18.092498	7.93%	114,461	2000
	16.455574	16.762859	1.87%	122,013	1999
	14.355400	16.455574	14.63%	103,814	1998
	11.552736	14.355400	24.26%	84,318	1997
	10.000000	10.213719	2.14%	0	1995*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Advisor Growth Opportunities Fund: Class T	13.309487	14.242533	7.01%	294,745	2005
	12.607995	13.309487	5.56%	330,246	2004
	9.882801	12.607995	27.58%	370,410	2003
	12.909284	9.882801	-23.44%	375,670	2002
	15.413519	12.909284	-16.25%	414,206	2001
	19.101353	15.413519	-19.31%	443,491	2000
	18.629791	19.101353	2.53%	488,519	1999
	15.224094	18.629791	22.37%	391,088	1998
	11.997760	15.224094	26.89%	315,184	1997
	10.000000	10.325686	3.26%	0	1995*

Fidelity Advisor High Income Advantage Fund: Class T	17.462087	18.028079	3.24%	103,633	2005
	15.410426	17.462087	13.31%	137,174	2004
	10.878719	15.410426	41.66%	191,012	2003
	11.483101	10.878719	-5.26%	174,086	2002
	11.774147	11.483101	-2.47%	184,770	2001
	13.417364	11.774147	-12.25%	209,619	2000
	12.545500	13.417364	6.95%	219,180	1999
	12.767617	12.545500	-1.74%	22,247	1998
	11.241941	12.767617	13.57%	195,236	1997
	10.000000	10.057673	0.58%	0	1995*

Fidelity Asset ManagerTM	20.181802	20.722377	2.68%	155,361	2005
	19.400449	20.181802	4.03%	193,635	2004
	16.774479	19.400449	15.65%	231,667	2003
	18.484216	16.774479	-9.25%	242,946	2002
	19.494857	18.484216	-5.18%	284,944	2001
	19.290540	19.494857	1.06%	299,977	2000
	17.206302	19.290540	12.11%	290,579	1999
	15.016191	17.206302	14.58%	240,850	1998
	12.442308	15.016191	20.57%	244,272	1997

Fidelity Capital & Income Fund	68.113552	70.620759	3.68%	6,768	2005
	61.305695	68.113552	11.10%	7,899	2004
	44.643248	61.305695	37.32%	11,090	2003
	45.417819	44.643248	-1.71%	12,054	2002
	48.286748	45.417819	-5.94%	13,985	2001
	54.000183	48.286748	-10.58%	15,364	2000
	48.330455	54.000183	11.73%	17,840	1999
	46.743425	48.330455	3.40%	24,848	1998
	41.287772	46.743425	13.21%	27,378	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Fidelity Equity-Income Fund	96.389416	100.596791	4.36%	104,703	2005
	87.753466	96.389416	9.84%	112,880	2004
	68.411071	87.753466	28.27%	119,162	2003
	83.671321	68.411071	-18.24%	121,343	2002
	89.259809	83.671321	-6.26%	137,625	2001
	83.313397	89.259809	7.14%	146,711	2000
	78.774753	83.313397	5.76%	193,545	1999
	70.928467	78.774753	11.06%	216,592	1998
	55.285184	70.928467	28.30%	245,733	1997

Fidelity Magellan Fund	27.627451	29.020029	5.04%	636,228	2005
	26.040039	27.627451	6.10%	737,378	2004
	21.136094	26.040039	23.20%	837,429	2003
	28.053548	21.136094	-24.66%	941,898	2002
	32.174567	28.053548	-12.81%	1,116,333	2001
	35.935860	32.174567	-10.47%	1,162,034	2000
	29.350937	35.935860	22.44%	1,080,953	1999
	22.253917	29.350937	31.89%	775,189	1998
	17.810611	22.253917	24.95%	655,202	1997

Fidelity Puritan Fund	28.381949	29.321694	3.31%	333,373	2005
	26.314924	28.381949	7.85%	379,995	2004
	21.817307	26.314924	20.61%	407,038	2003
	24.004249	21.817307	-9.11%	455,032	2002
	25.581595	24.004249	-2.35%	526,520	2001
	23.106868	24.581595	6.38%	546,155	2000
	22.760633	23.106868	1.52%	637,179	1999
	19.778111	22.760633	15.08%	631,678	1998
	16.377974	19.778111	20.76%	99,590	1997

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class	23.593274	23.916395	1.37%	874	2005
	21.811575	23.593274	8.17%	875	2004
	17.364297	21.811575	25.61%	2,909	2003
	17.007355	17.364297	2.10%	2,911	2002
	19.523183	17.007355	-12.89%	4,118	2001
	25.512888	19.523183	-23.48%	4,173	2000
	23.899779	25.512888	6.75%	4,175	1999
	25.310146	23.899779	-5.57%	5,077	1998
	21.793257	25.310146	16.14%	793	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2R	11.036651	12.935248	17.20%	40,437	2005
	10.000000	11.036651	10.37%	4,863	2004*

Franklin Mutual Series, Inc. - Mutual Shares Fund: Class A	15.980051	17.347392	8.56%	274,228	2005
	14.265169	15.980051	12.02%	263,872	2004
	11.454096	14.265169	24.54%	242,606	2003
	13.068429	11.454096	-12.35%	225,245	2002
	11.864272	13.068429	10.15%	162,850	2001
	11.164707	11.864272	6.27%	43,618	2000
	9.868029	11.164707	13.14%	26,055	1999
	10.000000	9.868029	-1.32%	18,848	1998*

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3	11.524879	12.528108	8.70%	165,821	2005
	10.000000	11.524879	15.25%	128,669	2004*

Gartmore Bond Fund: Class D - Q	56.415812	57.424811	1.79%	28,025	2005
	54.526197	56.415812	3.47%	32,581	2004
	51.926861	54.526197	5.01%	36,726	2003
	48.148472	51.926861	7.85%	39,588	2002
	44.413739	48.148472	8.41%	34,762	2001
	41.898652	44.413739	6.00%	32,956	2000
	43.667785	41.898652	-4.05%	37,478	1999
	40.827520	43.667785	6.96%	36,470	1998
	37.842928	40.827520	7.89%	41,735	1997

Gartmore Bond Fund: Class D - NQ	56.173955	57.178623	1.79%	72	2005
	54.292441	56.173955	3.47%	72	2004
	51.704249	54.292441	5.01%	72	2003
	47.942060	51.704249	7.85%	72	2002
	44.223337	47.942060	8.41%	73	2001
	41.719901	44.223337	6.00%	73	2000
	43.480582	41.719901	-4.05%	73	1999
	40.652493	43.480582	6.96%	148	1998
	37.680696	40.652493	7.89%	176	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Gartmore Government Bond Fund: Class D	15.392337	15.613505	1.44%	160,857	2005
	15.079382	15.392337	2.08%	201,541	2004
	14.993745	15.079382	0.57%	256,407	2003
	13.690706	14.993745	9.52%	288,740	2002
	12.848276	13.690706	6.56%	90,136	2001
	11.529833	12.848276	11.44%	33,952	2000
	11.915504	11.529833	-3.24%	38,138	1999
	11.156351	11.915504	6.80%	43,459	1998
	10.324818	11.156351	8.05%	6,737	1997
	10.000000	10.124709	1.25%	0	1995*

Gartmore Growth Fund: Class A	10.823294	11.335970	4.74%	33,644	2005
	10.172955	10.823294	6.39%	27,895	2004
	10.000000	10.172955	1.73%	20,015	2003*

Gartmore Growth Fund: Class D - Q	63.884588	67.188539	5.17%	15,446	2005
	59.869104	63.884588	6.71%	18,003	2004
	45.598362	59.869104	31.30%	21,965	2003
	64.799205	45.598362	-29.63%	19,736	2002
	90.921898	64.799205	-28.73%	20,929	2001
	132.098827	90.921898	-31.17%	19,276	2000
	114.746202	132.098827	15.12%	26,654	1999
	93.947252	114.746202	22.14%	30,515	1998
	75.405663	93.947252	24.59%	46,513	1997

Gartmore Growth Fund: Class D - NQ	67.454082	70.942653	5.17%	115	2005
	63.214237	67.454082	6.71%	115	2004
	48.146131	63.214237	31.30%	116	2003
	68.419812	48.146131	-29.63%	116	2002
	96.002074	68.419812	-28.73%	179	2001
	139.479726	96.002074	-31.17%	198	2000
	121.157545	139.479726	15.12%	208	1999
	99.196488	121.157545	22.14%	218	1998
	79.618909	99.196488	24.59%	229	1997

Gartmore Large Cap Value Fund: Class A	12.668649	13.414315	5.89%	98,861	2005
	11.076000	12.668649	14.38%	78,106	2004
	8.764959	11.076000	26.37%	58,387	2003
	10.300589	8.764959	-14.91%	47,077	2002
	10.960933	10.300589	-6.02%	39,754	2001
	9.619068	10.960933	13.95%	11,928	2000
	10.229636	9.619068	-5.97%	109	1999
	10.000000	10.229636	2.30%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Gartmore Money Market Fund: Prime Shares - Pre 12/25/82 - Q	28.862163	29.261448	1.38%	4,426	2005
	29.000231	28.862163	-0.48%	5,046	2004
	29.202279	29.000231	-0.69%	7,279	2003
	29.257720	29.202279	-0.19%	9,859	2002
	28.654201	29.257720	2.11%	13,826	2001
	27.412298	28.654201	4.53%	24,257	2000
	26.532610	27.412298	3.32%	27,248	1999
	25.582330	26.532610	3.71%	32,255	1997

Gartmore Money Market Fund: Prime Shares - On and After 12/25/82 - Q	22.921094	23.238189	1.38%	387,807	2005
	23.030742	22.921094	-0.48%	412,802	2004
	23.191202	23.030742	-0.69%	464,750	2003
	23.235229	23.191202	-0.19%	622,931	2002
	22.755940	23.235229	2.11%	645,265	2001
	21.769674	22.755940	4.53%	594,611	2000
	21.071063	21.769674	3.32%	621,449	1999
	20.316392	21.071063	3.71%	503,152	1998
	19.580907	20.316392	3.76%	32,458	1997

Gartmore Money Market Fund: Prime Shares - On and After 12/25/82 - NQ	29.044569	29.446377	1.38%	823	2005
	29.183509	29.044569	-0.48%	825	2004
	29.386834	29.183509	-0.69%	828	2003
	29.442625	29.386834	-0.19%	830	2002
	28.835292	29.442625	2.11%	833	2001
	27.585541	28.835292	4.53%	836	2000
	26.700292	27.585541	3.32%	838	1999
	25.744006	26.700292	3.71%	841	1998
	24.812035	25.744006	3.76%	844	1997

Gartmore Nationwide® Fund: Class D - Q	115.113262	121.985746	5.97%	42,114	2005
	106.246840	115.113262	8.35%	48,114	2004
	84.693403	106.246840	25.45%	50,848	2003
	103.545349	84.693403	-18.21%	51,953	2002
	119.150408	103.545349	-13.10%	53,874	2001
	123.552516	119.150408	-3.56%	56,417	2000
	125.467347	123.552516	-1.53%	69,097	1999
	97.524886	125.467347	28.65%	59,155	1998
	70.764576	97.524886	37.82%	45,672	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Gartmore Nationwide® Fund: Class D - NQ	119.902142	127.060545	5.97%	55	2005
	110.666875	119.902142	8.35%	56	2004
	88.216785	110.666875	25.45%	56	2003
	107.853019	88.216785	-18.21%	60	2002
	124.107265	107.853019	-13.10%	92	2001
	128.692505	124.107265	-3.56%	122	2000
	130.686988	128.692505	-1.53%	149	1999
	101.582074	130.686988	28.65%	176	1998
	73.708492	101.582074	37.82%	314	1997

Gartmore S&P 500® Index Fund: Service Class	9.552030	9.828260	2.89%	123,029	2005
	8.774483	9.552030	8.86%	117,458	2004
	6.956820	8.774483	26.13%	115,360	2003
	9.115203	6.956820	-23.68%	88.783	2002
	10.535005	9.115203	-13.48%	97,115	2001
	11.817107	10.535005	-10.85%	52,371	2000
	10.015679	11.817107	17.99%	17,851	1999
	10.000000	10.015679	0.16%	0	1998*

Gartmore Small Cap Fund: Class A	17.664141	21.360114	20.92%	162,859	2005
	14.230056	17.664141	24.13%	178,413	2004
	9.740635	14.230056	46.09%	131,084	2003
	12.116293	9.740635	-19.61%	66,028	2002
	12.512899	12.116293	-3.17%	36,890	2001
	12.128362	12.512899	3.17%	23,625	2000
	10.359298	12.128362	17.08%	8,135	1999
	10.000000	10.359298	3.59%	45	1998*

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Conservative Fund: Class II	10.339434	10.542864	1.97%	2,999	2005
	10.000000	10.339434	3.39%	30	2004*

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Conservative Fund: Class II	10.565533	10.896378	3.13%	7,930	2005
	10.000000	10.565533	5.66%	1,048	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderate Fund: Class II	10.766688	11.195043	3.98%	81,006	2005
	10.000000	10.766688	7.67%	47,710	2004*

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Moderately Aggressive Fund: Class II	10.998532	11.623695	5.68%	83,390	2005
	10.000000	10.998532	9.99%	48,890	2004*

Gartmore Variable Insurance Trust - Gartmore GVIT Investor Destinations Aggressive Fund: Class II	11.154028	11.882640	6.53%	23,675	2005
	10.000000	11.154028	11.54%	8,041	2004*

Gartmore Variable Insurance Trust - J.P. Morgan GVIT Balanced Fund: Class I	10.496867	10.624217	1.21%	6,662	2005
	9.802732	10.496867	7.08%	6,532	2004
	8.387312	9.802732	16.88%	6,349	2003
	9.691085	8.387312	-16.13%	7,328	2002
	10.000000	9.691085	-3.09%	7,558	2001*

Janus Fund	17.143281	17.594483	2.63%	378,582	2005
	16.591456	17.143281	3.33%	482,022	2004
	12.763024	16.591456	30.00%	577,726	2003
	17.851634	12.763024	-28.51%	637,137	2002
	24.478898	17.851634	-27.07%	748,308	2001
	29.145619	24.478898	-16.01%	797,517	2000
	20.070038	29.145619	45.22%	595,937	1999
	14.640570	20.070038	37.09%	303,830	1998
	12.087447	14.640570	21.12%	35,485	1997
	10.000000	10.239338	2.39%	0	1995*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Janus Twenty Fund	27.827846	30.054447	8.00%	732,111	2005
	22.756872	27.827846	22.28%	825,021	2004
	18.399796	22.756872	23.68%	911,549	2003
	24.536301	18.399796	-25.01%	1,021,448	2002
	35.116816	24.536301	-30.13%	1,153,020	2001
	52.641837	35.116816	-33.29%	1,190,390	2000
	32.342568	52.641837	62.76%	995,837	1999
	18.897600	32.342568	71.15%	507,576	1998
	14.762398	18.897600	28.01%	12,701	1997

Janus Worldwide Fund	14.403955	15.047725	4.47%	416,804	2005
	13.828124	14.403955	4.16%	531,118	2004
	11.277094	13.828124	22.62%	722,175	2003
	15.443379	11.277094	-26.98%	829,941	2002
	20.289932	15.443379	-23.89%	972,867	2001
	24.727791	20.289932	-17.95%	1,054,795	2000
	15.241714	24.727791	62.24%	769,694	1999
	12.268712	15.241714	24.23%	459,107	1998
	10.317427	12.268712	18.91%	23,968	1997

Lazard Small Cap Portfolio: Open Shares	17.445631	17.895709	2.58%	148,480	2005
	15.383568	17.445631	13.40%	167,386	2004
	11.248436	15.383568	36.76%	144,630	2003
	13.868643	11.248436	-18.89%	138,231	2002
	11.940435	13.868643	16.15%	86,606	2001
	10.464373	11.940435	14.11%	32,088	2000
	10.448830	10.464373	0.15%	17,391	1999
	10.000000	10.448830	4.49%	45	1998*

MFS® Strategic Income Fund: Class A	12.878519	12.976541	0.76%	78,799	2005
	12.045630	12.878519	6.91%	69,176	2004
	10.725862	12.045630	12.30%	61,538	2003
	10.119915	10.725862	7.26%	39,645	2002
	10.000000	10.119915	1.20%	34,722	2001
	35.741694	35.767028	0.07%	11,595	2000
	37.527462	35.741694	-4.76%	14,393	1999
	36.509244	37.527462	2.79%	19,990	1998
	36.879814	36.509244	-1.00%	631	1997

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Neuberger Berman Genesis Fund: Trust Class	20.055163	23.022028	14.79%	503,739	2005
	17.121334	20.055163	17.14%	489,521	2004
	13.175921	17.121334	29.94%	391,151	2003
	13.761547	13.175921	-4.26%	366,489	2002
	12.440853	13.761547	10.62%	246,948	2001
	9.512964	12.440853	30.78%	122,582	2000
	9.266508	9.512964	2.66%	71,239	1999
	11.915504	9.266508	-7.33%	67,525	1998

Neuberger Berman Guardian Fund: Investor Class	19.346184	20.706712	7.03%	148,320	2005
	16.888413	19.346184	14.55%	167,915	2004
	12.661621	16.888413	33.38%	193,334	2003
	17.277066	12.661621	-26.71%	241,595	2002
	17.835033	17.277066	-3.13%	291,417	2001
	18.411034	17.835033	-3.13%	321,714	2000
	17.198573	18.411034	7.05%	379,737	1999
	17.024633	17.198573	1.02%	436,072	1998
	14.625126	17.024633	16.41%	448,443	1997

Neuberger Berman Limited Maturity Bond Fund: Investor Class	14.253528	14.289778	0.25%	72,068	2005
	14.308826	14.232843	-0.53%	90,347	2004
	14.139142	14.308826	1.20%	97,424	2003
	13.629612	14.139142	3.74%	89,370	2002
	12.738631	13.629612	6.99%	87,855	2001
	12.095451	12.738631	5.32%	60,106	2000
	12.056542	12.095451	0.32%	19,912	1999
	11.672986	12.056542	3.29%	81,393	1998
	11.068501	11.672986	5.46%	67,262	1997

Neuberger Berman Partners Fund: Investor Class	29.506359	34.362750	16.46%	208,718	2005
	25.076617	29.506359	17.66%	185,415	2004
	18.698477	25.076617	34.11%	201,663	2003
	25.200975	18.698477	-25.80%	209,534	2002
	26.331332	25.200975	-4.29%	247,749	2001
	26.523895	26.331332	-0.73%	250,980	2000
	24.928856	26.523895	6.40%	311,323	1999
	23.764888	24.928856	4.90%	374,224	1998
	18.631249	23.764888	27.55%	312,513	1997

Neuberger Berman Socially Responsive Fund: Trust Class	11.286514	11.970241	6.06%	10,495	2005
	10.000000	11.286514	12.87%	2,209	2004*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Oppenheimer Global Fund: Class A	42.684257	47.958787	12.36%	235,061	2005
	36.442041	42.684257	17.13%	295,122	2004
	25.805611	36.442041	41.22%	361,814	2003
	33.714330	25.805611	-23.46%	353,717	2002
	38.730878	33.714330	-12.95%	374,899	2001
	37.706431	38.730878	2.72%	375,790	2000
	24.105920	37.706431	56.42%	315,244	1999
	21.669822	24.105920	11.24%	301,407	1998
	18.022572	21.669822	20.24%	262,844	1997

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 4	11.541948	12.992657	12.57%	235,836	2005
	10.000000	11.541948	15.42%	150,174	2004*

Phoenix Balanced Fund: Class A	19.460657	19.491747	0.16%	57,925	2005
	18.398365	19.460657	5.77%	58,000	2004
	15.717371	18.398365	17.06%	53,906	2003
	18.006514	15.717371	-12.71%	48,209	2002
	17.900599	18.006514	0.59%	48,287	2001
	18.203902	17.900599	-1.67%	49,220	2000
	16.652539	18.203902	9.32%	58,295	1999
	14.235004	16.652539	16.98%	47,793	1998
	12.187868	14.235004	16.80%	46,629	1997

Templeton Foreign Fund: Class A	20.536047	22.425179	9.20%	186,854	2005
	17.611532	20.536047	16.61%	231,234	2004
	13.671456	17.611532	28.82%	290,467	2003
	15.162264	13.671456	-9.83%	289,598	2002
	16.685027	15.162264	-9.13%	315,340	2001
	17.547470	16.685027	-4.91%	329,717	2000
	12.770793	17.547470	37.40%	334,228	1999
	13.604014	12.770793	-6.12%	318,666	1998
	12.923758	13.604014	5.26%	354,769	1997
	10.000000	11.097523	10.98%	69,083	1995*

Wells Fargo Advantage Common Stock Fund: Class Z	16.165231	17.871679	10.56%	149,433	2005
	14.894822	16.165231	8.53%	167,705	2004
	10.880293	14.894822	36.90%	172,532	2003
	13.653826	10.880293	-20.31%	178,942	2002
	14.074339	13.653826	-2.99%	152,176	2001
	14.432187	14.074339	-2.48%	125,286	2000
	10.418119	14.432187	38.53%	69,558	1999
	10.000000	10.418119	4.18%	0	1998*

Sub-Account	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Percent Change in Accumulation Unit Value	Number of Accumulation Units at End of the Period	Period

Wells Fargo Advantage Large Cap Growth Fund: Investor Class	22.409845	23.859871	6.47%	86,404	2005
	20.898525	22.409845	7.23%	89,846	2004
	16.694016	20.898525	25.19%	104,342	2003
	24.126803	16.694016	-30.81%	109,741	2002
	36.094318	24.126803	-33.16%	139,555	2001
	42.228152	36.094318	-14.53%	151,240	2000
	26.782090	42.228152	57.67%	115,792	1999
	20.549313	26.782090	30.33%	75,602	1998
	16.766964	20.549313	22.56%	78,495	1997

Appendix C: Contract Types and Tax Information

Types of Contracts

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.

Individual Retirement Accounts (IRAs)

Individual Retirement Accounts are custodial accounts that satisfy the provisions of Section 408(a) of the Internal Revenue Code, including the following requirements:

• the account is not transferable by the owner;

• if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500
   (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

• certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;

• the entire interest of the owner in the account is nonforfeitable; and

• after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the account within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contribution from Individual Retirement Annuities, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).

When the owner of an IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

Investment-only Contracts (Qualified Plans)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

Roth IRAs

Roth IRA contracts satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:

• the contract is not transferable by the owner;

• the premiums are not fixed;

• if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500
   (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

• the entire interest of the owner in the contract is nonforfeitable; and

• after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.

Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

Simplified Employee Pension IRAs (SEP IRAs)

A SEP IRA is a written plan established by an employer for the benefit of employees, which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:
• minimum participation rules;

• top-heavy contribution rules;

• nondiscriminatory allocation rules; and

• requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.

When the owner of SEP IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Simple IRAs

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

• vesting requirements,

• participation requirements; and

• administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs. A Simple IRA cannot receive rollover distributions except from another Simple IRA.  When the owner of Simple IRA attains the age of 70½, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.

Federal Tax Considerations

Federal Income Taxes

The tax consequences of purchasing a contract described in this prospectus will depend on:

• the type of contract purchased;

• the purposes for which the contract is purchased; and

• the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

IRAs, SEP IRAs and Simple IRAs

Distributions from IRAs, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.

If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

• made to a beneficiary on or after the death of the owner;

• attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

• part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

• used for qualified higher education expenses; or

• used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

• it is made on or after the date on which the contract owner attains age 59½;

• it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;

• it is attributable to the contract owner’s disability; or

• it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five-year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.

A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.

Special rules apply for Roth IRAs that have proceeds received from a traditional IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

• made to a beneficiary on or after the death of the owner;

• attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

• part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

• for qualified higher education expenses; or

• used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.

Withholding

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the annuitant requests otherwise.

Under some circumstances, the Internal Revenue Code will not permit annuitants to waive withholding. Such circumstances include:

• if the payee does not provide Nationwide with a taxpayer identification number; or

• if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If an annuitant is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rate is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

Non-Resident Aliens

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1)  provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)  provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien’s conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien’s gross income for United States federal income tax purposes.

Note that these distributions would be subject to the same withholding rules that are applicable to payments to United States persons, including back-up withholding, which is currently at a rate of 28%, if a correct taxpayer identification number is not provided.

Federal Estate, Gift and Generation Skipping Transfer Taxes

The following transfers may be considered a gift for federal gift tax purposes:

• a transfer of the contract from one contract owner to another; or

• a distribution to someone other than a contract owner.

Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.

Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:

• who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

• who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

Tax Changes

The foregoing tax information is based on Nationwide’s understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

• generally lowering federal income tax rates;

• increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

• increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

• eliminating and/or reducing the highest federal estate tax rates;

• increasing the estate tax credit; and

• for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty as to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

Required Distributions

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC.

The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

Required Distributions - General Information

In general, a beneficiary is an entity or person that the annuitant designates to receive death proceeds upon the annuitant’s death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, and Roth IRAs after the death of the annuitant. A designated beneficiary is a natural person who is designated by the annuitant as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the annuitant are paid to the beneficiary or beneficiaries stipulated by the annuitant. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. The beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the annuitant’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

Required Distributions for Qualified Plans, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs

Distributions from an IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the annuitant reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:

(a) the life of the annuitant or the joint lives of the annuitant and the annuitant’s designated beneficiary; or

(b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the annuitant and a person 10 years younger than the annuitant. If the designated beneficiary is the spouse of the annuitant, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the annuitant and the annuitant’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Individual Retirement Account, SEP IRA or Simple IRA of the annuitant. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.

If the annuitant’s entire interest in an IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the annuitant reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the annuitant’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the annuitant dies before the required beginning date (in the case of an IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

    (a) if the designated beneficiary is the annuitant’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the annuitant’s death. For calendar years after the death of the annuitant’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

   (b) if the designated beneficiary is not the annuitant’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the annuitant’s death, reduced by one for each calendar year that elapsed thereafter; and

   (c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the annuitant’s death.

If the annuitant dies on or after the required beginning date, the interest in the IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

   (a) if the designated beneficiary is the annuitant’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the annuitant’s death. For calendar years after the death of the annuitant’s surviving spouse, the applicable distribution period is the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death;

   (b) if the designated beneficiary is not the annuitant’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of annuitant’s death, reduced by one for each calendar year that elapsed thereafter; and
   (c) if there is no designated beneficiary, the applicable distribution period is the annuitant’s remaining life expectancy using the annuitant’s birthday in the calendar year of the annuitant’s death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2006

Deferred Variable Annuity Contracts
issued by Nationwide Life Insurance Company
through its Nationwide Variable Account

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2006. The prospectus may be obtained from Nationwide Life Insurance Company by writing 5100 Rings Road, Dublin, Ohio 43017-1522, or calling 1-800-848-6631, TDD 1-800-238-3035.

General Information and History

Nationwide Variable Account is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. Nationwide's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America’s largest insurance and financial services family of companies, with combined assets of over $158 billion as of December 31, 2005.

Services

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each such contract owner and records with respect to the contract value of each contract.

Nationwide is the custodian of the assets of the variable account. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide, may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance

1

it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.10% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide Variable Account and the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report of KPMG LLP covering the December 31, 2005 consolidated financial statements of Nationwide Life Insurance Company and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company and subsidiaries adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio, 43215.

Purchase of Securities Being Offered

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

Underwriters

The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. During the fiscal years ended December 31, 2005, 2004, and 2003 no underwriting commissions were paid by Nationwide to NISC.

Annuity Payments

See "Frequency and Amount of Annuity Payments" located in the prospectus.

2

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account (comprised of the sub-accounts listed in note 1(b)) (collectively, “the Account”) as of December 31, 2005, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2005, and the results of its operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Columbus, Ohio

March 8, 2006

3

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2005

Assets:

Investments at fair value:
AIM Basic Balanced Fund – Investor Class (AIMBBal) 24,995 shares (cost $299,258)	$306,188
AIM Dynamics Fund – Investor Class (AIMDynam) 334,664 shares (cost $4,671,817)	6,094,227
AIM Small Company Growth Fund – Investor Class (AIMSmCoGr) 63,076 shares (cost $777,983)	836,387
American Century Growth Fund – Investor Class (ACGroI) 404,618 shares (cost $10,387,560)	8,327,032
American Century Income & Growth Fund – Advisor Class (ACIncGroA) 88,403 shares (cost $2,548,192)	2,679,503
American Century Income & Growth Fund – Investor Class (ACIncGroI) 227,262 shares (cost $6,597,757)	6,892,843
American Century International Growth Fund – Advisor Class (ACIntlGrA) 33,011 shares (cost $264,864)	332,752
American Century International Growth Fund – Investor Class (ACIntlGrI) 165,160 shares (cost $1,228,196)	1,666,469
American Century Short-Term Government Fund – Investor Class (ACSTGvtI) 309,477 shares (cost $2,970,488)	2,899,800
American Century Ultra ®Fund – Investor Class (ACUltraI) 534,163 shares (cost $17,412,953)	16,072,950
American Century VP – International Fund – Class IV (ACVPInt4) 77,190 shares (cost $557,762)	634,502
Credit Suisse Global Fixed Income Fund – Common Shares (CSGIFixInc) 106,420 shares (cost $1,084,865)	1,012,056
Credit Suisse Mid Cap Growth Fund – Common Shares (CSMidCpGr) 114,075 shares (cost $3,441,531)	3,795,267
Delaware Delchester Fund – Institutional Class (DeDelFund) 127,235 shares (cost $418,206)	412,243
Dreyfus A Bonds Plus, Inc. (DryABonds) 201,703 shares (cost $2,769,479)	2,731,060
Dreyfus Appreciation Fund, Inc. (DryApp) 135,360 shares (cost $4,836,414)	5,380,565
Dreyfus Emerging Leaders Fund (DryELead) 2,059 shares (cost $76,074)	85,272
Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp) 102,723 shares (cost $2,006,702)	1,931,191
Dreyfus Premier Third Century Fund, Inc. – Class Z, The (Dry3dCen) 120,774 shares (cost $1,002,720)	1,045,905
Dreyfus S&P 500 Index Fund (Dry500Ix) 495,050 shares (cost $17,494,194)	17,995,068
Evergreen Equity Income Fund – Class I (EvInc) 47,388 shares (cost $1,024,060)	1,085,655
Federated Equity Income Fund – Class F Shares (FedEqInc) 5,191 shares (cost $78,263)	92,875
Federated High Yield Trust (FedHiYld) 344,775 shares (cost $2,107,250)	2,037,619
Federated Intermediate Corporate Bond Fund – Institutional Service Class (FedIntCorpBd) 84,944 shares (cost $861,516)	850,291
Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F (FedBdFd) 270,148 shares (cost $2,421,511)	2,396,213
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Fidelity®Advisor Balanced Fund – Class A (FidABalA) 41,370 shares (cost $626,852)	$654,891
Fidelity®Advisor Balanced Fund – Class T (FidABalT) 71,976 shares (cost $1,102,490)	1,145,857
Fidelity®Advisor Equity Growth Fund – Class A (FidAEGroA) 19,167 shares (cost $836,347)	919,626
Fidelity®Advisor Equity Income Fund – Class A (FidAEqIncA) 149,675 shares (cost $3,788,034)	4,189,390
Fidelity®Advisor Equity Income Fund – Class T (FidAEqIncT) 150,810 shares (cost $3,811,931)	4,273,968
Fidelity®Advisor Growth Opportunities Fund – Class A (FidAGrOppA) 29,388 shares (cost $909,561)	958,337
Fidelity®Advisor Growth Opportunities Fund – Class T (FidAGrOppT) 126,812 shares (cost $4,017,004)	4,198,757
Fidelity®Advisor High Income Advantage Fund – Class T (FidAHiIncT) 263,205 shares (cost $2,544,370)	2,568,881
Fidelity®Advisor Overseas Fund – Class A (FidAOvA) 10,412 shares (cost $172,053)	202,623
Fidelity®Asset Manager™ (FidAsMgr) 200,588 shares (cost $3,075,691)	3,219,445
Fidelity®Capital & Income Fund (FidCapInc) 57,101 shares (cost $473,425)	477,937
Fidelity®Equity-Income Fund (FidEqInc) 199,711 shares (cost $9,635,331)	10,540,724
Fidelity®Magellan®Fund (FidMgln) 173,462 shares (cost $20,894,522)	18,463,244
Fidelity®Puritan®Fund (FidPurtn) 521,893 shares (cost $9,474,533)	9,775,051
Fidelity®VIP – High Income Portfolio – Initial Class (FidVIPHI) 3,388 shares (cost $20,294)	20,905
Fidelity®VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R) 43,891 shares (cost $782,965)	891,871
Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer) 357,703 shares (cost $7,499,489)	8,516,900
Franklin Small Mid Cap Growth Fund I – Class A (FranSmMCpGr) 66,008 shares (cost $2,085,264)	2,489,804
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3) 187,695 shares (cost $2,645,841)	2,928,047
Franklin VIT – Franklin Balance Sheet Investment Fund – Class A (FranBSInv) 57,200 shares (cost $3,149,642)	3,530,956
Gartmore Bond Fund – Class D (GartBond) 212,171 shares (cost $2,043,031)	2,038,961
Gartmore Bond Index Fund – Class A (GartBdIx) 24,772 shares (cost $274,026)	268,525
Gartmore Government Bond Fund – Class D (GartGvtBd) 472,561 shares (cost $4,979,852)	4,824,844
Gartmore Growth Fund – Class A (GartGrowA) 95,867 shares (cost $618,774)	671,067
Gartmore Growth Fund – Class D (GartGrowD) 165,421 shares (cost $994,512)	1,179,451
Gartmore GVIT ID Aggressive Fund – Class II (GVITIDAgg2) 23,502 shares (cost $264,021)	281,323
Gartmore GVIT ID Conservative Fund – Class II (GVITIDCon2) 3,079 shares (cost $31,984)	31,620
Gartmore GVIT ID Moderate Fund – Class II (GVITIDMod2) 79,550 shares (cost $871,819)	906,865
Gartmore GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2) 81,867 shares (cost $942,919)	969,304
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Gartmore GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2) 7,920 shares (cost $86,378)	$86,408
Gartmore GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal) 23,047 shares (cost $223,495)	231,159
Gartmore ID Aggressive Fund – Service Class (GartIDAgg) 134,631 shares (cost $1,191,949)	1,304,578
Gartmore ID Conservative Fund – Service Class (GartIDCon) 161,610 shares (cost $1,637,115)	1,640,346
Gartmore ID Moderate Fund – Service Class (GartIDMod) 733,848 shares (cost $7,092,859)	7,507,260
Gartmore ID Moderately Aggressive Fund – Service Class (GartIDModAgg) 298,997 shares (cost $2,822,560)	2,998,942
Gartmore ID Moderately Conservative Fund – Service Class (GartIDModCon) 186,715 shares (cost $1,857,493)	1,906,357
Gartmore International Index Fund – Class A (GartIntlndx) 2,140 shares (cost $16,053)	19,366
Gartmore Large Cap Value Fund – Class A (GartLgCpVal) 156,825 shares (cost $1,990,800)	2,032,457
Gartmore Mid Cap Market Index Fund – Class A (GartMdCpMkt) 66,202 shares (cost $860,056)	977,797
Gartmore Money Market Fund – Prime Shares (GartMyMkt) 9,165,506 shares (cost $9,165,506)	9,165,506
Gartmore Money Market Fund – Service Class (GartMyMktS) 4,750,652 shares (cost $4,750,652)	4,750,652
Gartmore Nationwide Fund – Class D (GartNWFund) 294,695 shares (cost $5,740,023)	5,534,374
Gartmore S&P 500 Index Fund – Service Class (GartSP500Indx) 380,488 shares (cost $3,643,158)	4,044,588
Gartmore Small Cap Fund – Class A (GartSmCap) 266,372 shares (cost $4,428,153)	4,645,526
Gartmore Small Cap Index Fund – Class A (GartSmCapIx) 65,865 shares (cost $743,645)	785,114
Gartmore Value Opportunities Fund – Class A (GartValOpp) 23,491 shares (cost $349,867)	321,359
Janus Adviser Balanced Fund (JanBal) 54,227 shares (cost $1,257,006)	1,418,030
Janus Adviser International Growth Fund (JanIntlGr) 1,288 shares (cost $35,438)	48,771
Janus Adviser Worldwide Fund – Class S (JanWorld) 21,138 shares (cost $532,771)	612,576
Janus Fund (JanFund) 308,229 shares (cost $9,321,502)	7,869,094
Janus Twenty Fund (Jan20Fd) 484,250 shares (cost $29,752,925)	23,689,491
Janus Worldwide Fund (JanWrldwde) 147,251 shares (cost $8,259,768)	6,381,854
Lazard Small Cap Portfolio – Open Shares (LazSmCap) 190,905 shares (cost $3,488,167)	2,918,940
MFS®Strategic Income Fund – Class A (MFSStratIncA) 152,851 shares (cost $1,027,075)	1,022,575
Neuberger Berman EF – Guardian Fund – Investor Class Shares (NBEFGuard) 172,155 shares (cost $2,539,866)	3,071,246
Neuberger Berman EF – Partners Fund – Investor Class Shares (NBEFPart) 255,631 shares (cost $5,827,607)	7,170,460
Neuberger Berman ET – Genesis Fund – Trust Class Shares (NBETGen) 377,303 shares (cost $14,851,718)	18,318,049
Neuberger Berman ET – Guardian Fund – Trust Class Shares (NBETGuard) 21,618 shares (cost $229,673)	303,728
(Continued)

NATIONWIDE VARIABLE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

Neuberger Berman ET – Partners Fund – Trust Class Shares (NBETPart) 26,268 shares (cost $513,482)	$568,694
Neuberger Berman ET – Socially Responsive Fund – Trust Class Shares (NBETSocRes) 33,353 shares (cost $503,591)	524,976
Neuberger Berman Limited Maturity Bond Fund®– Investor Class Shares (NBLtdMat) 112,786 shares (cost $1,075,401)	1,029,733
Oppenheimer Capital Appreciation Fund A (OppCapApA) 67,309 shares (cost $2,716,607)	2,888,228
Oppenheimer Champion Income Fund A (OppChpInc) 30,482 shares (cost $287,017)	284,395
Oppenheimer Global Fund A (OppGlob) 221,148 shares (cost $10,959,954)	14,750,602
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4) 171,418 shares (cost $4,689,389)	5,682,492
Oppenheimer Strategic Income Fund – Class A (OppStratInc) 147,428 shares (cost $627,781)	617,723
Phoenix Balanced Fund – Class A (PhxBalFd) 77,599 shares (cost $1,105,515)	1,129,071
PIMCO Total Return Fund – Class A (PimTotRet) 398,849 shares (cost $4,268,876)	4,187,913
Putnam International Equity Fund – Class A (PIntEq) 163 shares (cost $3,498)	4,255
Putnam Voyager Fund – Class A (PVoyager) 9,397 shares (cost $147,062)	163,509
Templeton Foreign Fund – Class A (TemForFd) 447,589 shares (cost $4,745,551)	5,675,423
Van Kampen Growth and Income Fund – Class A (VKGrInc) 107,588 shares (cost $2,054,268)	2,209,859
Van Kampen Growth Fund – Class A (VKGrowth) 18,513 shares (cost $434,084)	464,307
Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec) 57,561 shares (cost $1,312,104)	1,422,911
Waddell & Reed Advisors Small Cap Fund, Inc. – Class A (WRAdSmCap) 16,262 shares (cost $222,879)	243,443
Wells Fargo Advantage Funds – Common Stock Fund – Class Z (WFComStk) 196,313 shares (cost $3,922,980)	4,273,737
Wells Fargo Advantage Funds – Growth and Income Fund (WFGrInc) 12,053 shares (cost $221,373)	251,425
Wells Fargo Advantage Funds – Growth Fund (WFGrowth) 8,619 shares (cost $175,679)	181,774
Wells Fargo Advantage Funds – Large Cap Growth Fund (WFLgCpGr) 84,009 shares (cost $1,912,425)	2,061,581
Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr) 64,872 shares (cost $384,343)	397,018

Total investments	348,522,779
Accounts receivable	18,463

Total assets	348,541,242
Accounts payable	–

Contract owners’ equity (note 4)	$348,541,242

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS
Year Ended December 31, 2005

Investment activity:	Total	AIMBBal	AIMDynam	AIMSmCoGr	AIMTotRet	ACGroI	ACIncGroA	ACIncGroI
Reinvested dividends	$4,507,542	2,809	–	–	2,959	34,629	42,944	135,462
Mortality and expense risk charges (note 2)	(4,291,929)	(1,677)	(74,036)	(5,551)	(2,055)	(108,873)	(29,004)	(92,788)

Net investment income (loss)	215,613	1,132	(74,036)	(5,551)	904	(74,244)	13,940	42,674

Proceeds from mutual fund shares sold	86,766,363	13,506	1,353,237	131,230	346,838	1,124,528	352,687	1,327,905
Cost of mutual fund shares sold	(92,813,421)	(13,353)	(1,632,510)	(118,838)	(335,865)	(1,653,103)	(320,502)	(1,391,217)

Realized gain (loss) on investments	(6,047,058)	153	(279,273)	12,392	10,973	(528,575)	32,185	(63,312)
Change in unrealized gain (loss) on investments	17,060,505	6,929	833,628	8,431	(16,111)	883,547	(56,598)	(18,923)

Net gain (loss) on investments	11,013,447	7,082	554,355	20,823	(5,138)	354,972	(24,413)	(82,235)

Reinvested capital gains	7,651,107	–	–	–	–	–	97,275	269,498

Net increase (decrease) in contract owners’ equity resulting from operations	$18,880,167	8,214	480,319	15,272	(4,234)	280,728	86,802	229,937

Investment activity:	ACIntlGrA	ACIntlGrI	ACSTGvtI	ACUltraI	ACVPInt4	CSGIFixInc	CSMidCpGr	DeDelFund
Reinvested dividends	$4,924	28,906	92,115	19,836	4,296	21,975	–	40,106
Mortality and expense risk charges (note 2)	(3,463)	(22,375)	(35,550)	(213,890)	(6,828)	(13,605)	(51,461)	(6,638)

Net investment income (loss)	1,461	6,531	56,565	(194,054)	(2,532)	8,370	(51,461)	33,468

Proceeds from mutual fund shares sold	33,006	404,658	685,535	4,342,334	405,746	203,497	677,035	294,413
Cost of mutual fund shares sold	(28,713)	(286,114)	(701,607)	(5,945,791)	(370,823)	(215,797)	(1,098,779)	(276,184)

Realized gain (loss) on investments	4,293	118,544	(16,072)	(1,603,457)	34,923	(12,300)	(421,744)	18,229
Change in unrealized gain (loss) on investments	29,729	57,725	(27,201)	1,865,320	26,297	(71,965)	682,766	(40,520)

Net gain (loss) on investments	34,022	176,269	(43,273)	261,863	61,220	(84,265)	261,022	(22,291)

Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	$35,483	182,800	13,292	67,809	58,688	(75,895)	209,561	11,177

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
Reinvested dividends	$135,839	72,805	–	32,065	4,019	237,761	17,000	1,787
Mortality and expense risk charges (note 2)	(39,321)	(65,790)	(1,002)	(25,658)	(14,357)	(239,965)	(14,392)	(1,109)

Net investment income (loss)	96,518	7,015	(1,002)	6,407	(10,338)	(2,204)	2,608	678

Proceeds from mutual fund shares sold	793,725	1,086,091	12,800	358,435	200,280	3,050,192	218,724	12,960
Cost of mutual fund shares sold	(801,020)	(1,053,637)	(10,990)	(366,670)	(308,075)	(3,487,685)	(194,579)	(10,815)

Realized gain (loss) on investments	(7,295)	32,454	1,810	(8,235)	(107,795)	(437,493)	24,145	2,145
Change in unrealized gain (loss) on investments	(59,042)	119,250	(7,234)	(81,935)	141,094	990,794	(47,434)	(1,498)

Net gain (loss) on investments	(66,337)	151,704	(5,424)	(90,170)	33,299	553,301	(23,289)	647

Reinvested capital gains	–	–	12,533	15,231	–	–	48,651	–

Net increase (decrease) in contract owners’ equity resulting from operations	$30,181	158,719	6,107	(68,532)	22,961	551,097	27,970	1,325

Investment activity:	FedHiYld	FedIntCorpBd	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT
Reinvested dividends	$165,043	42,965	136,994	13,892	20,225	–	38,870	31,162
Mortality and expense risk charges (note 2)	(27,015)	(12,803)	(31,203)	(7,945)	(15,182)	(11,705)	(44,309)	(55,460)

Net investment income (loss)	138,028	30,162	105,791	5,947	5,043	(11,705)	(5,439)	(24,298)

Proceeds from mutual fund shares sold	1,124,024	443,829	451,745	223,418	302,071	471,896	844,123	787,972
Cost of mutual fund shares sold	(1,142,630)	(451,834)	(425,914)	(218,612)	(316,149)	(422,061)	(646,763)	(682,698)

Realized gain (loss) on investments	(18,606)	(8,005)	25,831	4,806	(14,078)	49,835	197,360	105,274
Change in unrealized gain (loss) on investments	(93,689)	(13,176)	(118,798)	(22,000)	(14,689)	3,625	(195,150)	(104,829)

Net gain (loss) on investments	(112,295)	(21,181)	(92,967)	(17,194)	(28,767)	53,460	2,210	445

Reinvested capital gains	–	–	–	35,865	62,490	–	217,246	221,059

Net increase (decrease) in contract owners’ equity resulting from operations	$25,733	8,981	12,824	24,618	38,766	41,755	214,017	197,206

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
Reinvested dividends	$1,732	873	189,812	1,990	79,615	29,932	167,328	172,110
Mortality and expense risk charges (note 2)	(7,264)	(52,397)	(34,548)	(2,436)	(44,493)	(6,410)	(137,223)	(246,780)

Net investment income (loss)	(5,532)	(51,524)	155,264	(446)	35,122	23,522	30,105	(74,670)

Proceeds from mutual fund shares sold	722,307	871,661	928,748	97,523	912,534	83,063	1,537,876	3,370,656
Cost of mutual fund shares sold	(709,320)	(1,258,903)	(885,869)	(88,008)	(1,010,251)	(99,531)	(1,512,618)	(4,124,630)

Realized gain (loss) on investments	12,987	(387,242)	42,879	9,515	(97,717)	(16,468)	25,258	(753,974)
Change in unrealized gain (loss) on investments	13,440	698,681	(120,377)	10,706	58,469	9,528	(34,410)	1,195,038

Net gain (loss) on investments	26,427	311,439	(77,498)	20,221	(39,248)	(6,940)	(9,152)	441,064

Reinvested capital gains	–	–	7,806	3,125	80,193	–	419,075	513,479

Net increase (decrease) in contract owners’ equity resulting from operations	$20,895	259,915	85,572	22,900	76,067	16,582	440,028	879,873

Investment activity:	FidPurtn	FidVIPHI	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	GartBond
Reinvested dividends	$261,504	3,058	1,904	113,824	2,833	34,340	25,250	95,707
Mortality and expense risk charges (note 2)	(132,716)	(265)	(5,384)	(100,048)	(25,235)	(32,511)	(32,869)	(27,239)

Net investment income (loss)	128,788	2,793	(3,480)	13,776	(22,402)	1,829	(7,619)	68,468

Proceeds from mutual fund shares sold	1,931,269	285	364,686	2,085,899	1,066,199	1,312,322	630,664	513,480
Cost of mutual fund shares sold	(2,000,254)	(346)	(329,748)	(1,704,483)	(934,571)	(1,127,039)	(391,927)	(499,950)

Realized gain (loss) on investments	(68,985)	(61)	34,938	381,416	131,628	185,283	238,737	13,530
Change in unrealized gain (loss) on investments	(52,409)	(2,447)	60,898	(47,838)	79,027	41,095	(76,434)	(43,131)

Net gain (loss) on investments	(121,394)	(2,508)	95,836	333,578	210,655	226,378	162,303	(29,601)

Reinvested capital gains	307,367	–	1,803	369,251	–	–	132,540	–

Net increase (decrease) in contract owners’ equity resulting from operations	$314,761	285	94,159	716,605	188,253	228,207	287,224	38,867

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GartBdIx	GartGvtBd	GartGrowA	GartGrowD	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
Reinvested dividends	$9,817	213,828	219	1,532	4,500	335	17,340	15,501
Mortality and expense risk charges (note 2)	(3,032)	(68,194)	(6,564)	(15,480)	(2,777)	(109)	(9,072)	(8,530)

Net investment income (loss)	6,785	145,634	(6,345)	(13,948)	1,723	226	8,268	6,971

Proceeds from mutual fund shares sold	47,373	1,996,327	191,164	220,779	4,771	4,114	40,633	138,198
Cost of mutual fund shares sold	(48,319)	(2,114,791)	(182,006)	(193,938)	(4,119)	(4,108)	(37,698)	(127,290)

Realized gain (loss) on investments	(946)	(118,464)	9,158	26,841	652	6	2,935	10,908
Change in unrealized gain (loss) on investments	(4,259)	53,690	19,431	47,195	12,652	(369)	7,847	7,833

Net gain (loss) on investments	(5,205)	(64,774)	28,589	74,036	13,304	(363)	10,782	18,741

Reinvested capital gains	–	4,002	–	–	4,918	501	13,059	16,452

Net increase (decrease) in contract owners’ equity resulting from operations	$1,580	84,862	22,244	60,088	19,945	364	32,109	42,164

Investment activity:	GVITIDModCon2	GVITJPBal	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon	GartIntlndx
Reinvested dividends	$1,343	4,107	20,668	39,919	150,034	52,886	43,085	483
Mortality and expense risk charges (note 2)	(506)	(2,193)	(11,747)	(16,575)	(72,242)	(28,379)	(17,912)	(373)

Net investment income (loss)	837	1,914	8,921	23,344	77,792	24,507	25,173	110

Proceeds from mutual fund shares sold	9,481	47,086	154,128	223,813	366,533	316,394	292,069	26,556
Cost of mutual fund shares sold	(9,393)	(39,250)	(105,255)	(212,773)	(298,549)	(298,907)	(269,576)	(23,481)

Realized gain (loss) on investments	88	7,836	48,873	11,040	67,984	17,487	22,493	3,075
Change in unrealized gain (loss) on investments	(87)	(6,608)	(6,753)	(23,115)	93,794	81,675	(20,980)	(1,412)

Net gain (loss) on investments	1	1,228	42,120	(12,075)	161,778	99,162	1,513	1,663

Reinvested capital gains	1,099	–	24,647	19,318	79,895	39,361	30,172	530

Net increase (decrease) in contract owners’ equity resulting from operations	$1,937	3,142	75,688	30,587	319,465	163,030	56,858	2,303

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	GartLgCpVal	GartMdCpMkt	GartMyMkt	GartMyMktS	GartNWFund	GartSP500Indx	GartSmCap	GartSmCapIx
Reinvested dividends	$18,652	8,163	271,409	140,411	47,132	47,541	–	6,355
Mortality and expense risk charges (note 2)	(23,143)	(9,892)	(132,584)	(63,555)	(72,883)	(45,419)	(45,916)	(8,300)

Net investment income (loss)	(4,491)	(1,729)	138,825	76,856	(25,751)	2,122	(45,916)	(1,945)

Proceeds from mutual fund shares sold	1,059,297	186,504	5,796,377	7,699,891	976,629	772,922	1,858,759	222,793
Cost of mutual fund shares sold	(898,389)	(123,174)	(5,796,377)	(7,699,891)	(1,409,195)	(570,700)	(1,656,351)	(201,978)

Realized gain (loss) on investments	160,908	63,330	–	–	(432,566)	202,222	202,408	20,815
Change in unrealized gain (loss) on investments	(147,854)	(13,146)	–	–	59,267	(110,651)	(5,744)	(28,794)

Net gain (loss) on investments	13,054	50,184	–	–	(373,299)	91,571	196,664	(7,979)

Reinvested capital gains	88,056	41,666	–	–	719,667	28,520	513,742	30,661

Net increase (decrease) in contract owners’ equity resulting from operations	$96,619	90,121	138,825	76,856	320,617	122,213	664,490	20,737

Investment activity:	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
Reinvested dividends	$580	19,675	283	4,903	5,580	49,685	73,143	–
Mortality and expense risk charges (note 2)	(4,525)	(14,907)	(562)	(8,169)	(108,057)	(302,202)	(88,266)	(38,960)

Net investment income (loss)	(3,945)	4,768	(279)	(3,266)	(102,477)	(252,517)	(15,123)	(38,960)

Proceeds from mutual fund shares sold	401,555	182,583	13,803	260,250	2,103,148	3,723,042	1,742,294	996,286
Cost of mutual fund shares sold	(414,039)	(160,542)	(12,716)	(225,024)	(3,926,789)	(5,994,293)	(3,296,249)	(821,277)

Realized gain (loss) on investments	(12,484)	22,041	1,087	35,226	(1,823,641)	(2,271,251)	(1,553,955)	175,009
Change in unrealized gain (loss) on investments	(5,144)	27,828	10,847	(5,189)	2,102,293	4,271,134	1,830,230	(742,467)

Net gain (loss) on investments	(17,628)	49,869	11,934	30,037	278,652	1,999,883	276,275	(567,458)

Reinvested capital gains	42,554	28,611	–	–	–	–	–	667,901

Net increase (decrease) in contract owners’ equity resulting from operations	$20,981	83,248	11,655	26,771	176,175	1,747,366	261,152	61,483

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	MFSStratIncA	NBEFGuard	NBEFPart	NBETGen	NBETGuard	NBETPart	NBETSocRes	NBLtdMat
Reinvested dividends	$57,790	20,625	64,073	–	1,706	2,364	1,930	44,715
Mortality and expense risk charges (note 2)	(12,535)	(40,438)	(80,351)	(200,131)	(3,977)	(4,476)	(4,176)	(15,736)

Net investment income (loss)	45,255	(19,813)	(16,278)	(200,131)	(2,271)	(2,112)	(2,246)	28,979

Proceeds from mutual fund shares sold	163,209	631,257	769,174	2,192,241	125,332	141,756	20,458	337,782
Cost of mutual fund shares sold	(150,527)	(710,289)	(722,096)	(1,669,073)	(107,129)	(106,775)	(17,548)	(355,064)

Realized gain (loss) on investments	12,682	(79,032)	47,078	523,168	18,203	34,981	2,910	(17,282)
Change in unrealized gain (loss) on investments	(50,095)	303,494	603,383	1,483,301	4,987	3,477	16,185	(9,279)

Net gain (loss) on investments	(37,413)	224,462	650,461	2,006,469	23,190	38,458	19,095	(26,561)

Reinvested capital gains	–	–	312,361	404,316	–	18,900	15,231	–

Net increase (decrease) in contract owners’ equity resulting from operations	$7,842	204,649	946,544	2,210,654	20,919	55,246	32,080	2,418

Investment activity:	OppCapApA	OppChpInc	OppGlob	OppGlSec4	OppStratInc	PhxBalFd	PimTotRet	PIntEq
Reinvested dividends	$16,669	13,515	93,231	34,820	37,758	21,930	127,753	84
Mortality and expense risk charges (note 2)	(29,505)	(2,217)	(186,156)	(53,241)	(5,462)	(14,201)	(45,540)	(55)

Net investment income (loss)	(12,836)	11,298	(92,925)	(18,421)	32,296	7,729	82,213	29

Proceeds from mutual fund shares sold	1,690,340	34,639	3,210,234	678,051	102,700	167,076	1,320,952	58
Cost of mutual fund shares sold	(1,494,786)	(33,285)	(2,344,305)	(567,317)	(97,715)	(167,572)	(1,334,936)	(52)

Realized gain (loss) on investments	195,554	1,354	865,929	110,734	4,985	(496)	(13,984)	6
Change in unrealized gain (loss) on investments	(98,314)	(9,339)	470,761	532,390	(23,809)	(30,690)	(43,908)	386

Net gain (loss) on investments	97,240	(7,985)	1,336,690	643,124	(18,824)	(31,186)	(57,892)	392

Reinvested capital gains	–	–	436,586	–	–	25,687	32,815	–

Net increase (decrease) in contract owners’ equity resulting from operations	$84,404	3,313	1,680,351	624,703	13,472	2,230	57,136	421

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2005

Investment activity:	PVoyager	StrMidCap	TemForFd	VKGrInc	VKGrowth	VKRealEstSec	WRAdSmCap	WFComStk
Reinvested dividends	$1,162	–	92,075	24,647	–	17,342	–	–
Mortality and expense risk charges (note 2)	(1,572)	(1,195)	(71,609)	(20,566)	(2,681)	(12,818)	(2,443)	(52,885)

Net investment income (loss)	(410)	(1,195)	20,466	4,081	(2,681)	4,524	(2,443)	(52,885)

Proceeds from mutual fund shares sold	15,217	674,396	1,369,661	208,205	97,313	180,566	52,542	975,253
Cost of mutual fund shares sold	(14,070)	(620,711)	(1,100,820)	(163,272)	(80,055)	(144,496)	(43,437)	(808,846)

Realized gain (loss) on investments	1,147	53,685	268,841	44,933	17,258	36,070	9,105	166,407
Change in unrealized gain (loss) on investments	8,740	(55,480)	(79,944)	(16,196)	15,893	64,125	(2,594)	(333,946)

Net gain (loss) on investments	9,887	(1,795)	188,897	28,737	33,151	100,195	6,511	(167,539)

Reinvested capital gains	–	–	292,099	137,193	12,739	82,875	22,148	615,613

Net increase (decrease) in contract owners’ equity resulting from operations	$9,477	(2,990)	501,462	170,011	43,209	187,594	26,216	395,189

Investment activity:	WFGrInc	WFGrowth	WFLgCpGr	WFMidCpGr
Reinvested dividends	$1,044	–	–	–
Mortality and expense risk charges (note 2)	(2,854)	(479)	(25,797)	(4,980)

Net investment income (loss)	(1,810)	(479)	(25,797)	(4,980)

Proceeds from mutual fund shares sold	40,785	52,832	374,041	557,129
Cost of mutual fund shares sold	(32,897)	(49,736)	(580,891)	(512,508)

Realized gain (loss) on investments	7,888	3,096	(206,850)	44,621
Change in unrealized gain (loss) on investments	(14,240)	4,674	352,545	12,675

Net gain (loss) on investments	(6,352)	7,770	145,695	57,296

Reinvested capital gains	–	–	–	32,725

Net increase (decrease) in contract owners’ equity resulting from operations	$(8,162)	7,291	119,898	85,041

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2005 and 2004

	Total		AIMBBal		AIMDynam		AIMSmCoGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$215,613	(75,031)	1,132	–	(74,036)	(79,059)	(5,551)	(6,051)
Realized gain (loss) on investments	(6,047,058)	(11,071,366)	153	–	(279,273)	(1,297,653)	12,392	8,784
Change in unrealized gain (loss) oninvestments	17,060,505	38,567,086	6,929	–	833,628	1,972,234	8,431	48,684
Reinvested capital gains	7,651,107	3,119,972	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	18,880,167	30,540,661	8,214	–	480,319	595,522	15,272	51,417

Equity transactions:
Purchase payments received from contract owners (note 3)	38,318,495	39,747,759	3,315	–	553,700	569,959	40,119	54,377
Transfers between funds	–	–	302,495	–	(196,601)	(734,780)	312,210	23,951
Redemptions (note 3)	(51,464,050)	(54,016,120)	(7,814)	–	(903,135)	(795,250)	(56,619)	(171,880)
Annuity benefits	(10,761)	(10,445)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(369,724)	(397,666)	–	–	(7,484)	(8,655)	–	–
Contingent deferred sales charges (note 2)	(376,282)	(382,282)	(29)	–	(7,898)	(11,388)	(1,002)	(536)
Adjustments to maintain reserves	24,932	(1,568)	1,334	–	(165)	2,802	(128)	97

Net equity transactions	(13,877,390)	(15,060,322)	299,301	–	(561,583)	(977,312)	294,580	(93,991)

Net change in contract owners’ equity	5,002,777	15,480,339	307,515	–	(81,264)	(381,790)	309,852	(42,574)
Contract owners’ equity beginning of period	343,538,465	328,058,126	–	–	6,175,372	6,557,162	526,465	569,039

Contract owners’ equity end of period	$348,541,242	343,538,465	307,515	–	6,094,108	6,175,372	836,317	526,465

CHANGES IN UNITS:
Beginning units	20,285,035	20,918,239	–	–	721,091	833,176	76,283	92,094

Units purchased	6,524,700	9,927,899	31,384	–	145,058	118,918	60,338	43,077
Units redeemed	(6,766,224)	(10,561,103)	(1,441)	–	(193,429)	(231,003)	(20,322)	(58,888)

Ending units	20,043,511	20,285,035	29,943	–	672,720	721,091	116,299	76,283

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	AIMTotRet		ACGroI		ACIncGroA		ACIncGroI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$904	620	(74,244)	(106,507)	13,940	13,480	42,674	51,160
Realized gain (loss) on investments	10,973	(9,695)	(528,575)	(396,835)	32,185	119,851	(63,312)	(116,326)
Change in unrealized gain (loss) on investments	(16,111)	17,770	883,547	1,196,644	(56,598)	110,906	(18,923)	848,319
Reinvested capital gains	–	–	–	–	97,275	–	269,498	–

Net increase (decrease) in contract owners’ equity resulting from operations	(4,234)	8,695	280,728	693,302	86,802	244,237	229,937	783,153

Equity transactions:
Purchase payments received from contract owners (note 3)	3,613	13,333	430,615	470,456	352,701	706,816	421,962	572,017
Transfers between funds	(322,918)	(66,368)	(177,824)	53,283	146,561	830,341	(20,711)	(55,612)
Redemptions (note 3)	(15,075)	(27,619)	(958,834)	(924,670)	(288,290)	(1,481,003)	(1,239,200)	(968,765)
Annuity benefits	–	–	(10,422)	(10,130)	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(11,249)	(12,285)	–	–	(11,225)	(11,658)
Contingent deferred sales charges (note 2)	(292)	(740)	(6,332)	(8,381)	(3,450)	(1,914)	(10,480)	(9,053)
Adjustments to maintain reserves	(26)	(16)	3,422	4,120	(81)	(17)	3	356

Net equity transactions	(334,698)	(81,410)	(730,624)	(427,607)	207,441	54,223	(859,651)	(472,715)

Net change in contract owners’ equity	(338,932)	(72,715)	(449,896)	265,695	294,243	298,460	(629,714)	310,438
Contract owners’ equity beginning of period	338,932	411,647	8,775,738	8,510,043	2,385,190	2,086,730	7,522,589	7,212,151

Contract owners’ equity end of period	$–	338,932	8,325,842	8,775,738	2,679,433	2,385,190	6,892,875	7,522,589

CHANGES IN UNITS:
Beginning units	34,578	43,049	216,274	199,202	261,253	254,671	404,012	431,936

Units purchased	667	2,339	39,913	52,660	65,536	298,844	40,219	66,179
Units redeemed	(35,245)	(10,810)	(37,608)	(35,588)	(42,857)	(292,262)	(86,323)	(94,103)

Ending units	–	34,578	218,579	216,274	283,932	261,253	357,908	404,012

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACIntlGrA		ACIntlGrI		ACSTGvtI		ACUltraI
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$1,461	(3,408)	6,531	(7,318)	56,565	22,480	(194,054)	(229,910)
Realized gain (loss) on investments	4,293	74,317	118,544	189,041	(16,072)	(10,254)	(1,603,457)	(779,076)
Change in unrealized gain (loss) on investments	29,729	(2,414)	57,725	50,554	(27,201)	(29,139)	1,865,320	2,586,317
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	35,483	68,495	182,800	232,277	13,292	(16,913)	67,809	1,577,331

Equity transactions:
Purchase payments received from contract owners (note 3)	–	23,237	901	68,838	429,530	375,041	1,225,132	1,356,020
Transfers between funds	(13,140)	(798,159)	(195,870)	(194,798)	(122,199)	(148,843)	(1,056,681)	(599,961)
Redemptions (note 3)	(16,246)	(27,636)	(175,818)	(310,729)	(494,273)	(574,531)	(2,299,841)	(2,631,224)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,618)	(3,298)	(2,637)	(3,058)	(20,614)	(23,566)
Contingent deferred sales charges (note 2)	(114)	(302)	(796)	(1,818)	(4,171)	(5,480)	(20,645)	(21,017)
Adjustments to maintain reserves	(36)	(17)	2	246	(224)	(164)	(72)	625

Net equity transactions	(29,536)	(802,877)	(374,199)	(441,559)	(193,974)	(357,035)	(2,172,721)	(1,919,123)

Net change in contract owners’ equity	5,947	(734,382)	(191,399)	(209,282)	(180,682)	(373,948)	(2,104,912)	(341,792)
Contract owners’ equity beginning of period	326,791	1,061,173	1,857,828	2,067,110	3,079,892	3,453,840	18,177,859	18,519,651

Contract owners’ equity end of period	$332,738	326,791	1,666,429	1,857,828	2,899,210	3,079,892	16,072,947	18,177,859

CHANGES IN UNITS:
Beginning units	46,456	172,001	91,337	115,663	173,163	194,103	1,146,821	1,249,922

Units purchased	–	177,802	42	19,898	39,455	37,318	319,769	185,119
Units redeemed	(4,169)	(303,347)	(18,144)	(44,224)	(42,721)	(58,258)	(455,164)	(288,220)

Ending units	42,287	46,456	73,235	91,337	169,897	173,163	1,011,426	1,146,821

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	ACVPInt4		CSGIFixInc		CSMidCpGr		DeDelFund
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(2,532)	(1,774)	8,370	57,878	(51,461)	(50,125)	33,468	31,493
Realized gain (loss) on investments	34,923	2,351	(12,300)	3,684	(421,744)	(703,537)	18,229	46,974
Change in unrealized gain (loss) on investments	26,297	50,442	(71,965)	18,194	682,766	1,172,232	(40,520)	(18,302)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	58,688	51,019	(75,895)	79,756	209,561	418,570	11,177	60,165

Equity transactions:
Purchase payments received from contract owners (note 3)	199,757	146,908	111,287	90,382	214,641	287,085	44,364	52,488
Transfers between funds	(183,794)	445,575	39,614	35,069	(68,465)	80,753	(188,598)	26,838
Redemptions (note 3)	(67,302)	(14,800)	(57,430)	(222,963)	(514,850)	(542,792)	(57,741)	(97,200)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(544)	(126)	(1,078)	(1,195)	(5,216)	(5,610)	(667)	(679)
Contingent deferred sales charges (note 2)	(245)	(10)	(259)	(2,376)	(1,881)	(2,702)	(219)	(232)
Adjustments to maintain reserves	(4)	(622)	(25)	30	10	147	92	(199)

Net equity transactions	(52,132)	576,925	92,109	(101,053)	(375,761)	(183,119)	(202,769)	(18,984)

Net change in contract owners’ equity	6,556	627,944	16,214	(21,297)	(166,200)	235,451	(191,592)	41,181
Contract owners’ equity beginning of period	627,944	–	995,819	1,017,116	3,961,483	3,726,032	603,572	562,391

Contract owners’ equity end of period	$634,500	627,944	1,012,033	995,819	3,795,283	3,961,483	411,980	603,572

CHANGES IN UNITS:
Beginning units	55,739	–	65,791	72,744	268,276	282,864	40,881	43,328

Units purchased	33,103	59,438	21,306	29,209	27,462	52,247	6,877	22,852
Units redeemed	(38,332)	(3,699)	(15,231)	(36,162)	(52,170)	(66,835)	(20,506)	(25,299)

Ending units	50,510	55,739	71,866	65,791	243,568	268,276	27,252	40,881

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryABonds		DryApp		DryBal		DryELead
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$96,518	96,429	7,015	5,949	–	12,698	(1,002)	(1,039)
Realized gain (loss) on investments	(7,295)	(12,099)	32,454	(70,387)	–	18,359	1,810	1,179
Change in unrealized gain (loss) on investments	(59,042)	(33,614)	119,250	277,706	–	36,775	(7,234)	10,509
Reinvested capital gains	–	–	–	–	–	–	12,533	–

Net increase (decrease) in contract owners’ equity resulting from operations	30,181	50,716	158,719	213,268	–	67,832	6,107	10,649

Equity transactions:
Purchase payments received from contract owners (note 3)	210,614	272,898	881,027	713,264	–	191,005	–	36
Transfers between funds	(80,137)	(176,609)	(328,129)	22,397	–	(2,062,137)	(10,142)	(10,777)
Redemptions (note 3)	(654,356)	(362,855)	(569,080)	(552,546)	–	(172,505)	(1,646)	(9,494)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,978)	(4,225)	(4,115)	(4,265)	–	(2,052)	–	–
Contingent deferred sales charges (note 2)	(2,786)	(3,059)	(6,870)	(4,397)	–	(1,385)	–	–
Adjustments to maintain reserves	(56)	120	(80)	142	–	893	(4)	(10)

Net equity transactions	(530,699)	(273,730)	(27,247)	174,595	–	(2,046,181)	(11,792)	(20,245)

Net change in contract owners’ equity	(500,518)	(223,014)	131,472	387,863	–	(1,978,349)	(5,685)	(9,596)
Contract owners’ equity beginning of period	3,231,535	3,454,549	5,249,026	4,861,163	–	1,978,349	90,953	100,549

Contract owners’ equity end of period	$2,731,017	3,231,535	5,380,498	5,249,026	–	–	85,268	90,953

CHANGES IN UNITS:
Beginning units	213,109	231,833	499,347	482,126	–	197,843	8,093	10,101

Units purchased	20,260	26,628	130,500	137,044	–	35,529	–	3
Units redeemed	(55,021)	(45,352)	(127,873)	(119,823)	–	(233,372)	(1,062)	(2,011)

Ending units	178,348	213,109	501,974	499,347	–	–	7,031	8,093

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	DryBalOpp		Dry3dCen		Dry500Ix		EvInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,407	22,415	(10,338)	(14,944)	(2,204)	38,197	2,608	5,840
Realized gain (loss) on investments	(8,235)	145	(107,795)	(194,115)	(437,493)	(632,309)	24,145	17,471
Change in unrealized gain (loss) on investments	(81,935)	6,424	141,094	257,879	990,794	2,160,160	(47,434)	29,009
Reinvested capital gains	15,231	12,773	–	–	–	–	48,651	35,252

Net increase (decrease) in contract owners’ equity resulting from operations	(68,532)	41,757	22,961	48,820	551,097	1,566,048	27,970	87,572

Equity transactions:
Purchase payments received from contract owners (note 3)	208,848	4,781	74,924	111,919	1,596,442	1,829,677	81,877	80,368
Transfers between funds	(159,608)	2,129,913	(62,217)	(141,279)	(744,433)	(121,574)	33,255	384,537
Redemptions (note 3)	(206,046)	(1,687)	(139,282)	(102,568)	(2,602,610)	(2,274,696)	(150,319)	(321,621)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,871)	(55)	(1,680)	(1,906)	(31,194)	(34,082)	(1,569)	(1,542)
Contingent deferred sales charges (note 2)	(2,217)	–	(2,110)	(1,111)	(16,453)	(17,809)	(484)	(1,679)
Adjustments to maintain reserves	15,535	(14,241)	(16)	(8)	20	798	11	56

Net equity transactions	(145,359)	2,118,711	(130,381)	(134,953)	(1,798,228)	(617,686)	(37,229)	140,119

Net change in contract owners’ equity	(213,891)	2,160,468	(107,420)	(86,133)	(1,247,131)	948,362	(9,259)	227,691
Contract owners’ equity beginning of period	2,160,468	–	1,153,302	1,239,435	19,242,268	18,293,906	1,094,936	867,245

Contract owners’ equity end of period	$1,946,577	2,160,468	1,045,882	1,153,302	17,995,137	19,242,268	1,085,677	1,094,936

CHANGES IN UNITS:
Beginning units	213,309	–	83,260	94,492	688,019	712,646	46,314	39,990

Units purchased	27,070	214,871	7,216	13,073	86,130	152,575	8,905	24,677
Units redeemed	(43,166)	(1,562)	(15,168)	(24,305)	(149,871)	(177,202)	(10,413)	(18,353)

Ending units	197,213	213,309	75,308	83,260	624,278	688,019	44,806	46,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FedEqInc		FedHiYld		FedIntCorpBd		FedBdFd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$678	787	138,028	168,977	30,162	16,202	105,791	111,694
Realized gain (loss) on investments	2,145	2,535	(18,606)	18,113	(8,005)	1,274	25,831	33,265
Change in unrealized gain (loss) on investments	(1,498)	7,349	(93,689)	14,846	(13,176)	(4,747)	(118,798)	(19,970)
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	1,325	10,671	25,733	201,936	8,981	12,729	12,824	124,989

Equity transactions:
Purchase payments received from contract owners (note 3)	489	2,923	373,402	433,793	113,906	498,741	201,479	287,294
Transfers between funds	1,439	(17,112)	(311,938)	1,466,551	(67,517)	116,024	151,224	153,990
Redemptions (note 3)	(12,077)	(80)	(385,590)	(1,552,674)	(71,581)	(41,338)	(379,027)	(405,061)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(1,718)	(1,361)	–	–	(2,443)	(2,480)
Contingent deferred sales charges (note 2)	(26)	–	(2,370)	(2,214)	(447)	(77)	(2,184)	(2,670)
Adjustments to maintain reserves	(5)	(12)	(134)	115	(93)	(12)	147	(968)

Net equity transactions	(10,180)	(14,281)	(328,348)	344,210	(25,732)	573,338	(30,804)	30,105

Net change in contract owners’ equity	(8,855)	(3,610)	(302,615)	546,146	(16,751)	586,067	(17,980)	155,094
Contract owners’ equity beginning of period	101,722	105,332	2,340,085	1,793,939	866,946	280,879	2,414,432	2,259,338

Contract owners’ equity end of period	$92,867	101,722	2,037,470	2,340,085	850,195	866,946	2,396,452	2,414,432

CHANGES IN UNITS:
Beginning units	12,280	14,167	202,267	170,690	68,364	22,611	162,608	160,643

Units purchased	234	936	92,592	664,877	34,663	50,820	32,574	63,851
Units redeemed	(1,505)	(2,823)	(121,096)	(633,300)	(36,657)	(5,067)	(35,251)	(61,886)

Ending units	11,009	12,280	173,763	202,267	66,370	68,364	159,931	162,608

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidABalA		FidABalT		FidAEGroA		FidAEqIncA
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$5,947	10,220	5,043	10,075	(11,705)	(12,247)	(5,439)	(6,000)
Realized gain (loss) on investments	4,806	160	(14,078)	(25,813)	49,835	28,530	197,360	247,722
Change in unrealized gain (loss) on investments	(22,000)	22,151	(14,689)	59,096	3,625	4,544	(195,150)	92,738
Reinvested capital gains	35,865	–	62,490	–	–	–	217,246	52,743

Net increase (decrease) in contract owners’ equity resulting from operations	24,618	32,531	38,766	43,358	41,755	20,827	214,017	387,203

Equity transactions:
Purchase payments received from contract owners (note 3)	14,626	15,368	144,177	218,181	47,590	122,701	761,885	720,864
Transfers between funds	22,991	32,975	(144,811)	(92,766)	(371,160)	69,796	(259,897)	(100,645)
Redemptions (note 3)	(191,668)	(111,010)	(167,256)	(95,608)	(78,523)	(58,824)	(535,126)	(291,406)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(2,036)	(2,083)	–	–	–	–
Contingent deferred sales charges (note 2)	(3,797)	(2,283)	(284)	(453)	(906)	(307)	(4,380)	(3,397)
Adjustments to maintain reserves	(23)	6	(13)	46	(43)	(5)	(125)	101

Net equity transactions	(157,871)	(64,944)	(170,223)	27,317	(403,042)	133,361	(37,643)	325,517

Net change in contract owners’ equity	(133,253)	(32,413)	(131,457)	70,675	(361,287)	154,188	176,374	712,720
Contract owners’ equity beginning of period	788,131	820,544	1,277,305	1,206,630	1,280,886	1,126,698	4,012,980	3,300,260

Contract owners’ equity end of period	$654,878	788,131	1,145,848	1,277,305	919,599	1,280,886	4,189,354	4,012,980

CHANGES IN UNITS:
Beginning units	77,870	84,334	85,032	83,221	196,942	176,059	315,936	287,775

Units purchased	6,499	10,408	10,951	18,083	12,273	66,407	71,484	117,747
Units redeemed	(22,154)	(16,872)	(22,359)	(16,272)	(73,500)	(45,524)	(74,051)	(89,586)

Ending units	62,215	77,870	73,624	85,032	135,715	196,942	313,369	315,936

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidAEqIncT		FidAGrOppA		FidAGrOppT		FidAHiIncT
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(24,298)	(19,583)	(5,532)	(3,429)	(51,524)	(44,291)	155,264	253,104
Realized gain (loss) on investments	105,274	38,907	12,987	27,649	(387,242)	(599,666)	42,879	114,429
Change in unrealized gain (loss) on investments	(104,829)	308,683	13,440	(6,949)	698,681	868,458	(120,377)	24,896
Reinvested capital gains	221,059	58,909	–	–	–	–	7,806	–

Net increase (decrease) in contract owners’ equity resulting from operations	197,206	386,916	20,895	17,271	259,915	224,501	85,572	392,429

Equity transactions:
Purchase payments received from contract owners (note 3)	462,032	358,332	91,015	182,725	264,332	359,130	441	103,595
Transfers between funds	74,921	489,693	381,765	3,721	(110,389)	(164,378)	(370,594)	(653,343)
Redemptions (note 3)	(661,230)	(374,942)	(103,956)	(21,229)	(599,574)	(681,932)	(371,786)	(486,104)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(5,966)	(5,266)	–	–	(7,182)	(8,174)	(2,585)	(3,284)
Contingent deferred sales charges (note 2)	(1,923)	(5,574)	(3,160)	(797)	(3,743)	(4,032)	(2,917)	(2,399)
Adjustments to maintain reserves	33	164	827	(27)	28	163	27	474

Net equity transactions	(132,133)	462,407	366,491	164,393	(456,528)	(499,223)	(747,414)	(1,041,061)

Net change in contract owners’ equity	65,073	849,323	387,386	181,664	(196,613)	(274,722)	(661,842)	(648,632)
Contract owners’ equity beginning of period	4,208,916	3,359,593	571,773	390,109	4,395,405	4,670,127	3,230,752	3,879,384

Contract owners’ equity end of period	$4,273,989	4,208,916	959,159	571,773	4,198,792	4,395,405	2,568,910	3,230,752

CHANGES IN UNITS:
Beginning units	207,282	182,726	77,514	55,941	330,246	370,410	198,711	269,387

Units purchased	43,415	78,239	146,572	69,914	40,311	47,077	11,203	108,577
Units redeemed	(49,847)	(53,683)	(102,702)	(48,341)	(75,812)	(87,241)	(56,463)	(179,253)

Ending units	200,850	207,282	121,384	77,514	294,745	330,246	153,451	198,711

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidAOvA		FidAsMgr		FidCapInc		FidEqInc
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(446)	(4,500)	35,122	47,282	23,522	35,663	30,105	29,160
Realized gain (loss) on investments	9,515	39,818	(97,717)	(182,541)	(16,468)	(29,153)	25,258	(90,661)
Change in unrealized gain (loss) on investments	10,706	(14,309)	58,469	284,607	9,528	60,138	(34,410)	697,510
Reinvested capital gains	3,125	951	80,193	–	–	–	419,075	338,666

Net increase (decrease) in contract owners’ equity resulting from operations	22,900	21,960	76,067	149,348	16,582	66,648	440,028	974,675

Equity transactions:
Purchase payments received from contract owners (note 3)	19	52,444	168,900	245,194	–	–	589,954	605,942
Transfers between funds	(90,932)	(422,787)	(175,469)	41,727	–	(9,291)	245,476	492,624
Redemptions (note 3)	(4,154)	(7,818)	(749,465)	(1,006,264)	(75,855)	(198,277)	(1,596,764)	(1,631,380)
Annuity benefits	–	–	–	–	–	–	(339)	(315)
Annual contract maintenance charges (note 2)	–	–	(5,082)	(5,571)	(841)	(959)	(14,110)	(15,176)
Contingent deferred sales charges (note 2)	(11)	(35)	(3,411)	(11,123)	–	–	(6,160)	(3,522)
Adjustments to maintain reserves	(5)	(10)	(15)	129	(24)	28	(5,641)	720

Net equity transactions	(95,083)	(378,206)	(764,542)	(735,908)	(76,720)	(208,499)	(787,584)	(551,107)

Net change in contract owners’ equity	(72,183)	(356,246)	(688,475)	(586,560)	(60,138)	(141,851)	(347,556)	423,568
Contract owners’ equity beginning of period	274,810	631,056	3,907,903	4,494,463	538,029	679,880	10,882,703	10,459,135

Contract owners’ equity end of period	$202,627	274,810	3,219,428	3,907,903	477,891	538,029	10,535,147	10,882,703

CHANGES IN UNITS:
Beginning units	30,133	77,409	193,635	231,668	7,899	11,090	112,880	119,162

Units purchased	226	135,637	10,836	31,623	–	–	11,803	15,640
Units redeemed	(10,688)	(182,913)	(49,111)	(69,656)	(1,132)	(3,191)	(19,978)	(21,922)

Ending units	19,671	30,133	155,360	193,635	6,767	7,899	104,705	112,880

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FidMgln		FidPurtn		FidVIPHI		FidVIPOvS2R
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(74,670)	(23,495)	128,788	117,644	2,793	4,445	(3,480)	(1,786)
Realized gain (loss) on investments	(753,974)	(934,907)	(68,985)	(164,892)	(61)	(29,559)	34,938	3,143
Change in unrealized gain (loss) on investments	1,195,038	2,131,293	(52,409)	438,199	(2,447)	29,478	60,898	48,008
Reinvested capital gains	513,479	–	307,367	405,782	–	–	1,803	–

Net increase (decrease) in contract owners’ equity resulting from operations	879,873	1,172,891	314,761	796,733	285	4,364	94,159	49,365

Equity transactions:
Purchase payments received from contract owners (note 3)	772,559	1,041,801	423,507	496,722	–	–	185,948	228,362
Transfers between funds	(643,218)	(604,586)	161,605	259,629	–	–	122,787	245,168
Redemptions (note 3)	(2,872,270)	(2,993,940)	(1,889,399)	(1,459,952)	–	(47,140)	(24,080)	(9,419)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(26,642)	(30,128)	(11,920)	(12,014)	(17)	(31)	(140)	(27)
Contingent deferred sales charges (note 2)	(18,880)	(21,687)	(8,498)	(7,740)	–	(8)	(150)	(91)
Adjustments to maintain reserves	58	840	35	418	(9)	9	(74)	7

Net equity transactions	(2,788,393)	(2,607,700)	(1,324,670)	(722,937)	(26)	(47,170)	284,291	464,000

Net change in contract owners’ equity	(1,908,520)	(1,434,809)	(1,009,909)	73,796	259	(42,806)	378,450	513,365
Contract owners’ equity beginning of period	20,371,875	21,806,684	10,784,970	10,711,174	20,644	63,450	513,365	–

Contract owners’ equity end of period	$18,463,355	20,371,875	9,775,061	10,784,970	20,903	20,644	891,815	513,365

CHANGES IN UNITS:
Beginning units	737,378	837,429	379,994	407,038	875	2,909	46,477	–

Units purchased	38,819	54,606	32,302	44,210	–	–	56,471	62,732
Units redeemed	(139,969)	(154,657)	(78,923)	(71,254)	(1)	(2,034)	(34,075)	(16,255)

Ending units	636,228	737,378	333,373	379,994	874	875	68,873	46,477

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	FranMutSer		FranSmMCpGr		FrVIPForSec3		FranBSInv
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$13,776	24,456	(22,402)	(22,103)	1,829	(3,780)	(7,619)	(3,030)
Realized gain (loss) on investments	381,416	132,274	131,628	9,832	185,283	1,189	238,737	61,433
Change in unrealized gain (loss) on investments	(47,838)	494,021	79,027	271,558	41,095	241,111	(76,434)	275,755
Reinvested capital gains	369,251	141,232	–	–	–	–	132,540	31,853

Net increase (decrease) in contract owners’ equity resulting from operations	716,605	791,983	188,253	259,287	228,207	238,520	287,224	366,011

Equity transactions:
Purchase payments received from contract owners (note 3)	1,081,663	880,195	313,775	337,434	778,180	286,209	769,046	745,814
Transfers between funds	444,571	212,729	(943,325)	813,319	(98,963)	1,933,093	561,621	171,978
Redemptions (note 3)	(946,483)	(559,178)	(160,823)	(154,591)	(359,750)	(71,830)	(309,556)	(210,783)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(4,962)	(4,869)	–	–	(1,617)	(342)	–	–
Contingent deferred sales charges (note 2)	(7,809)	(6,180)	(2,359)	(1,660)	(3,089)	(992)	(2,687)	(1,757)
Adjustments to maintain reserves	(1,068)	(5,867)	(39)	(23)	(81)	421	(54)	(1)

Net equity transactions	565,912	516,830	(792,771)	994,479	314,680	2,146,559	1,018,370	705,251

Net change in contract owners’ equity	1,282,517	1,308,813	(604,518)	1,253,766	542,887	2,385,079	1,305,594	1,071,262
Contract owners’ equity beginning of period	7,233,403	5,924,590	3,094,272	1,840,506	2,385,079	–	2,225,352	1,154,090

Contract owners’ equity end of period	$8,515,920	7,233,403	2,489,754	3,094,272	2,927,966	2,385,079	3,530,946	2,225,352

CHANGES IN UNITS:
Beginning units	476,078	436,986	435,237	289,019	206,884	–	121,505	77,941

Units purchased	213,396	168,306	46,458	187,684	154,237	216,204	96,254	69,308
Units redeemed	(171,861)	(129,214)	(161,881)	(41,466)	(127,561)	(9,320)	(41,833)	(25,744)

Ending units	517,613	476,078	319,814	435,237	233,560	206,884	175,926	121,505

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartBond		GartBdIx		GartGvtBd		GartGrowA
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$68,468	79,684	6,785	5,133	145,634	163,397	(6,345)	(5,023)
Realized gain (loss) on investments	13,530	20,417	(946)	262	(118,464)	(100,334)	9,158	8,986
Change in unrealized gain (loss) on investments	(43,131)	(20,839)	(4,259)	276	53,690	65,740	19,431	26,922
Reinvested capital gains	–	–	–	135	4,002	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	38,867	79,262	1,580	5,806	84,862	128,803	22,244	30,885

Equity transactions:
Purchase payments received from contract owners (note 3)	185,496	225,500	46,924	94,224	296,585	487,221	72,171	137,214
Transfers between funds	(37,141)	(92,712)	(23,039)	(15,558)	(775,735)	(427,973)	85,218	91,524
Redemptions (note 3)	(413,462)	(410,712)	(11,129)	(3,439)	(821,785)	(802,782)	(48,260)	(63,228)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,887)	(3,494)	–	–	(4,902)	(5,699)	(648)	(569)
Contingent deferred sales charges (note 2)	(2,505)	(4,019)	(180)	(132)	(9,473)	(11,329)	(537)	(202)
Adjustments to maintain reserves	9	33	(44)	3	153	319	253	253

Net equity transactions	(270,490)	(285,404)	12,532	75,098	(1,315,157)	(760,243)	108,197	164,992

Net change in contract owners’ equity	(231,623)	(206,142)	14,112	80,904	(1,230,295)	(631,440)	130,441	195,877
Contract owners’ equity beginning of period	2,270,624	2,476,766	254,381	173,477	6,055,314	6,686,754	540,838	344,961

Contract owners’ equity end of period	$2,039,001	2,270,624	268,493	254,381	4,825,019	6,055,314	671,279	540,838

CHANGES IN UNITS:
Beginning units	64,183	72,695	20,255	14,144	423,678	473,517	49,930	33,909

Units purchased	7,179	8,715	4,849	9,350	60,947	86,041	28,001	44,719
Units redeemed	(12,559)	(17,227)	(3,853)	(3,239)	(152,414)	(135,880)	(18,788)	(28,698)

Ending units	58,803	64,183	21,251	20,255	332,211	423,678	59,143	49,930

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartGrowD		GVITIDAgg2		GVITIDCon2		GVITIDMod2
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(13,948)	(14,221)	1,723	573	226	4	8,268	3,826
Realized gain (loss) on investments	26,841	13,471	652	63	6	–	2,935	56
Change in unrealized gain (loss) on investments	47,195	84,449	12,652	4,650	(369)	5	7,847	27,199
Reinvested capital gains	–	–	4,918	1,140	501	2	13,059	831

Net increase (decrease) in contract owners’ equity resulting from operations	60,088	83,699	19,945	6,426	364	11	32,109	31,912

Equity transactions:
Purchase payments received from contract owners (note 3)	4,180	7,485	110,916	3,773	34,118	68	119,930	22,186
Transfers between funds	(15,979)	(164,220)	65,904	79,834	1,006	234	269,110	459,608
Redemptions (note 3)	(187,121)	(111,838)	(4,829)	(344)	(4,151)	–	(27,267)	–
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,082)	(2,497)	(298)	–	(28)	–	(540)	(30)
Contingent deferred sales charges (note 2)	(983)	(388)	(2)	–	(2)	–	(157)	–
Adjustments to maintain reserves	(80)	3	(4)	1	(9)	(3)	2	3

Net equity transactions	(202,065)	(271,455)	171,687	83,264	30,934	299	361,078	481,767

Net change in contract owners’ equity	(141,977)	(187,756)	191,632	89,690	31,298	310	393,187	513,679
Contract owners’ equity beginning of period	1,321,373	1,509,129	89,690	–	310	–	513,679	–

Contract owners’ equity end of period	$1,179,396	1,321,373	281,322	89,690	31,608	310	906,866	513,679

CHANGES IN UNITS:
Beginning units	49,460	60,362	8,041	–	30	–	47,710	–

Units purchased	56	211	16,229	8,073	3,369	30	37,450	47,713
Units redeemed	(9,710)	(11,113)	(595)	(32)	(401)	–	(4,154)	(3)

Ending units	39,806	49,460	23,675	8,041	2,998	30	81,006	47,710

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GVITIDModAg2		GVITIDModCon2		GVITJPBal		GartIDAgg
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$6,971	3,377	837	86	1,914	1,144	8,921	3,645
Realized gain (loss) on investments	10,908	27	88	1	7,836	956	48,873	5,906
Change in unrealized gain (loss) on investments	7,833	18,552	(87)	117	(6,608)	6,946	(6,753)	67,290
Reinvested capital gains	16,452	4,596	1,099	25	–	–	24,647	–

Net increase (decrease) in contract owners’ equity resulting from operations	42,164	26,552	1,937	229	3,142	9,046	75,688	76,841

Equity transactions:
Purchase payments received from contract owners (note 3)	157,417	15,044	30,314	8,079	107,936	54,950	631,840	270,187
Transfers between funds	315,869	496,152	50,538	2,769	8,924	(1,694)	(61,378)	20,098
Redemptions (note 3)	(81,136)	–	(7,340)	–	(33,701)	(14,794)	(85,414)	(30,604)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,011)	(31)	(115)	(1)	(230)	(160)	–	–
Contingent deferred sales charges (note 2)	(1,715)	–	–	–	(515)	(89)	(1,850)	(177)
Adjustments to maintain reserves	(6)	1	(10)	(3)	(41)	(5)	(63)	(8)

Net equity transactions	389,418	511,166	73,387	10,844	82,373	38,208	483,135	259,496

Net change in contract owners’ equity	431,582	537,718	75,324	11,073	85,515	47,254	558,823	336,337
Contract owners’ equity beginning of period	537,718	–	11,073	–	145,621	98,367	745,692	409,355

Contract owners’ equity end of period	$969,300	537,718	86,397	11,073	231,136	145,621	1,304,515	745,692

CHANGES IN UNITS:
Beginning units	48,890	–	1,048	–	13,825	10,009	76,169	47,094

Units purchased	46,093	48,893	7,802	1,048	12,682	5,878	67,223	33,518
Units redeemed	(11,593)	(3)	(921)	–	(4,858)	(2,062)	(18,513)	(4,443)

Ending units	83,390	48,890	7,929	1,048	21,649	13,825	124,879	76,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartIDCon		GartIDMod		GartIDModAgg		GartIDModCon
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$23,344	14,072	77,792	31,500	24,507	8,027	25,173	12,247
Realized gain (loss) on investments	11,040	4,381	67,984	13,602	17,487	84,342	22,493	7,608
Change in unrealized gain (loss) on investments	(23,115)	10,218	93,794	216,385	81,675	63,536	(20,980)	40,853
Reinvested capital gains	19,318	7,170	79,895	3,321	39,361	117	30,172	1,202

Net increase (decrease) in contract owners’ equity resulting from operations	30,587	35,841	319,465	264,808	163,030	156,022	56,858	61,910

Equity transactions:
Purchase payments received from contract owners (note 3)	282,396	463,378	2,691,425	1,771,954	1,424,325	917,160	861,353	201,881
Transfers between funds	96,861	224,471	505,502	1,356,689	67,375	(746,605)	33,824	175,737
Redemptions (note 3)	(149,697)	(129,524)	(288,531)	(166,966)	(230,173)	(162,996)	(271,322)	(42,840)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(1,163)	(417)	(1,702)	(2,466)	(3,879)	(3,424)	(1,496)	(783)
Adjustments to maintain reserves	(65)	52	(141)	31	(128)	3	(2)	10

Net equity transactions	228,332	557,960	2,906,553	2,959,242	1,257,520	4,138	622,357	334,005

Net change in contract owners’ equity	258,919	593,801	3,226,018	3,224,050	1,420,550	160,160	679,215	395,915
Contract owners’ equity beginning of period	1,381,387	787,586	4,281,135	1,057,085	1,578,276	1,418,116	1,227,135	831,220

Contract owners’ equity end of period	$1,640,306	1,381,387	7,507,153	4,281,135	2,998,826	1,578,276	1,906,350	1,227,135

CHANGES IN UNITS:
Beginning units	124,360	73,292	408,308	109,099	156,228	155,282	112,334	80,598

Units purchased	43,332	64,734	315,628	323,787	159,643	336,096	85,819	39,972
Units redeemed	(22,965)	(13,666)	(38,075)	(24,578)	(35,418)	(335,150)	(28,802)	(8,236)

Ending units	144,727	124,360	685,861	408,308	280,453	156,228	169,351	112,334

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartIntlndx		GartLgCpVal		GartMdCpMkt		GartMyMkt
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$110	(62)	(4,491)	(1,905)	(1,729)	(4,025)	138,825	(52,033)
Realized gain (loss) on investments	3,075	35,294	160,908	120,071	63,330	34,269	–	–
Change in unrealized gain (loss) on investments	(1,412)	(15,524)	(147,854)	49,397	(13,146)	42,609	–	–
Reinvested capital gains	530	432	88,056	–	41,666	14,392	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,303	20,140	96,619	167,563	90,121	87,245	138,825	(52,033)

Equity transactions:
Purchase payments received from contract owners (note 3)	–	10,248	295,827	215,413	193,592	189,591	1,673,907	2,030,651
Transfers between funds	(14,788)	(685,277)	507,015	224,204	30,197	90,515	911,261	(325,409)
Redemptions (note 3)	(11,373)	(2,304)	(365,082)	(219,724)	(109,684)	(24,930)	(3,162,885)	(2,922,171)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges
(note 2)	–	–	(1,683)	(1,173)	–	–	(16,873)	(19,115)
Contingent deferred sales charges
(note 2)	(5)	–	(1,151)	(843)	(1,669)	(140)	(10,195)	(19,583)
Adjustments to maintain reserves	4	(18)	(50)	60	(25)	(26)	136	414

Net equity transactions	(26,162)	(677,351)	434,876	217,937	112,411	255,010	(604,649)	(1,255,213)

Net change in contract owners’ equity	(23,859)	(657,211)	531,495	385,500	202,532	342,255	(465,824)	(1,307,246)
Contract owners’ equity beginning of period	43,218	700,429	1,500,937	1,115,437	775,258	433,003	9,631,496	10,938,742

Contract owners’ equity end of period	$19,359	43,218	2,032,432	1,500,937	977,790	775,258	9,165,672	9,631,496

CHANGES IN UNITS:
Beginning units	4,530	86,263	117,301	99,480	64,225	40,923	418,674	472,855

Units purchased	–	28,295	122,669	78,801	24,386	37,008	303,113	385,033
Units redeemed	(2,719)	(110,028)	(90,010)	(60,980)	(15,348)	(13,706)	(328,731)	(439,214)

Ending units	1,811	4,530	149,960	117,301	73,263	64,225	393,056	418,674

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartMyMktS		GartNWFund		GartSP500Indx		GartSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$76,856	(29,439)	(25,751)	(5,983)	2,122	2,717	(45,916)	(34,417)
Realized gain (loss) on investments	–	–	(432,566)	(493,639)	202,222	292,997	202,408	23,023
Change in unrealized gain (loss) on investments	–	–	59,267	941,966	(110,651)	5,453	(5,744)	255,782
Reinvested capital gains	–	–	719,667	23,749	28,520	–	513,742	418,170

Net increase (decrease) in contract owners’ equity resulting from Operations	76,856	(29,439)	320,617	466,093	122,213	301,167	664,490	662,558

Equity transactions:
Purchase payments received from contract owners (note 3)	3,126,334	2,592,987	380,386	583,702	596,911	632,910	256,343	642,389
Transfers between funds	789,243	(1,815,080)	(309,428)	(333,650)	15,156	(235,636)	442,253	743,106
Redemptions (note 3)	(1,939,044)	(9,026,740)	(752,603)	(521,825)	(335,365)	(362,190)	(624,881)	(254,613)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(9,728)	(10,507)	(2,204)	(2,256)	(3,916)	(2,911)
Contingent deferred sales charges (note 2)	(9,001)	(22,467)	(3,810)	(2,965)	(4,971)	(5,451)	(2,319)	(3,013)
Adjustments to maintain reserves	(148)	11	14	174	(56)	17	14	123

Net equity transactions	1,967,384	(8,271,289)	(695,169)	(285,071)	269,471	27,394	67,494	1,125,081

Net change in contract owners’ equity	2,044,240	(8,300,728)	(374,552)	181,022	391,684	328,561	731,984	1,787,639
Contract owners’ equity beginning of period	2,706,289	11,007,017	5,908,971	5,727,949	3,652,845	3,324,284	3,913,587	2,125,948

Contract owners’ equity end of period	$4,750,529	2,706,289	5,534,419	5,908,971	4,044,529	3,652,845	4,645,571	3,913,587

CHANGES IN UNITS:
Beginning units	260,132	1,054,174	87,381	88,218	427,342	423,786	231,298	153,649

Units purchased	941,282	1,597,360	8,924	20,302	138,522	202,020	119,008	155,499
Units redeemed	(751,505)	(2,391,402)	(14,480)	(21,139)	(105,652)	(198,464)	(120,672)	(77,850)

Ending units	449,909	260,132	81,825	87,381	460,212	427,342	229,634	231,298

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	GartSmCapIx		GartValOpp		JanBal		JanIntlGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(1,945)	(2,711)	(3,945)	(4,888)	4,768	5,768	(279)	(1,941)
Realized gain (loss) on investments	20,815	35,609	(12,484)	7,554	22,041	38,417	1,087	39,561
Change in unrealized gain (loss) on investments	(28,794)	38,961	(5,144)	(48,493)	27,828	44,592	10,847	(28,249)
Reinvested capital gains	30,661	29,061	42,554	104,176	28,611	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	20,737	100,920	20,981	58,349	83,248	88,777	11,655	9,371

Equity transactions:
Purchase payments received from contract owners (note 3)	119,627	277,698	39,297	312,020	131,862	247,393	27	6,239
Transfers between funds	(105,861)	197,202	(347,554)	74,819	(25,427)	(393,695)	(4,678)	(694,671)
Redemptions (note 3)	(60,734)	(62,009)	(23,850)	(9,260)	(79,439)	(59,562)	(8,399)	(1,038)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(496)	(835)	(107)	(167)	(1,203)	(1,499)	(172)	(8)
Adjustments to maintain reserves	(35)	(17)	2	(28)	(14)	(55)	(2)	(25)

Net equity transactions	(47,499)	412,039	(332,212)	377,384	25,779	(207,418)	(13,224)	(689,503)

Net change in contract owners’ equity	(26,762)	512,959	(311,231)	435,733	109,027	(118,641)	(1,569)	(680,132)
Contract owners’ equity beginning of period	811,847	298,888	632,586	196,853	1,308,970	1,427,611	50,327	730,459

Contract owners’ equity end of period	$785,085	811,847	321,355	632,586	1,417,997	1,308,970	48,758	50,327

CHANGES IN UNITS:
Beginning units	65,067	27,945	45,590	15,946	127,676	148,887	6,398	109,672

Units purchased	15,171	53,368	3,656	32,832	21,018	29,550	300	147,928
Units redeemed	(19,113)	(16,246)	(27,472)	(3,188)	(18,829)	(50,761)	(1,935)	(251,202)

Ending units	61,125	65,067	21,774	45,590	129,865	127,676	4,763	6,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	JanWorld		JanFund		Jan20Fd		JanWrldwde
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(3,266)	(8,752)	(102,477)	(126,686)	(252,517)	(288,902)	(15,123)	(54,589)
Realized gain (loss) on investments	35,226	44,174	(1,823,641)	(2,206,385)	(2,271,251)	(2,175,763)	(1,553,955)	(2,914,362)
Change in unrealized gain (loss) on investments	(5,189)	(13,055)	2,102,293	2,605,897	4,271,134	7,111,874	1,830,230	3,236,569
Reinvested capital gains	–	–	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	26,771	22,367	176,175	272,826	1,747,366	4,647,209	261,152	267,618

Equity transactions:
Purchase payments received from contract owners (note 3)	–	53,572	541,658	741,313	1,338,848	1,791,921	712	326,608
Transfers between funds	(142,002)	(482,811)	(970,156)	(1,064,177)	(727,673)	(1,479,344)	(494,938)	(1,681,251)
Redemptions (note 3)	(107,611)	(55,155)	(1,401,728)	(1,384,366)	(3,467,457)	(2,794,605)	(1,135,585)	(1,225,229)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	(15,183)	(18,686)	(41,184)	(45,304)	(11,990)	(16,339)
Contingent deferred sales charges (note 2)	(543)	(1,021)	(8,014)	(14,305)	(35,808)	(30,394)	(6,406)	(12,385)
Adjustments to maintain reserves	(47)	(3)	(42)	312	33	1,032	(21)	295

Net equity transactions	(250,203)	(485,418)	(1,853,465)	(1,739,909)	(2,933,241)	(2,556,694)	(1,648,228)	(2,608,301)

Net change in contract owners’ equity	(223,432)	(463,051)	(1,677,290)	(1,467,083)	(1,185,875)	2,090,515	(1,387,076)	(2,340,683)
Contract owners’ equity beginning of period	835,980	1,299,031	9,546,393	11,013,476	24,875,542	22,785,027	7,768,920	10,109,603

Contract owners’ equity end of period	$612,548	835,980	7,869,103	9,546,393	23,689,667	24,875,542	6,381,844	7,768,920

CHANGES IN UNITS:
Beginning units	132,162	212,407	710,079	840,546	1,174,936	1,367,638	552,324	745,134

Units purchased	–	10,495	42,914	78,587	91,072	124,178	50	30,813
Units redeemed	(39,750)	(90,740)	(165,532)	(209,054)	(249,231)	(316,880)	(116,797)	(223,623)

Ending units	92,412	132,162	587,461	710,079	1,016,777	1,174,936	435,577	552,324

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	LazSmCap		MFSStratIncA		NBEFGuard		NBEFPart
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(38,960)	(36,844)	45,255	38,157	(19,813)	(31,793)	(16,278)	(30,413)
Realized gain (loss) on investments	175,009	158,646	12,682	13,896	(79,032)	(150,646)	47,078	(134,716)
Change in unrealized gain (loss) on investments	(742,467)	(268,777)	(50,095)	2,176	303,494	603,738	603,383	1,002,587
Reinvested capital gains	667,901	523,382	–	–	–	–	312,361	–

Net increase (decrease) in contract owners’ equity resulting from operations	61,483	376,407	7,842	54,229	204,649	421,299	946,544	837,458

Equity transactions:
Purchase payments received from contract owners (note 3)	246,552	318,772	75,238	69,765	93,145	167,669	430,255	297,445
Transfers between funds	(103,395)	427,369	216,818	141,989	127,760	(84,114)	1,204,086	43,186
Redemptions (note 3)	(622,608)	(333,245)	(164,968)	(114,560)	(593,264)	(513,396)	(870,357)	(753,635)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(2,965)	(2,873)	(1,205)	(1,080)	(3,989)	(4,172)	(8,101)	(7,395)
Contingent deferred sales charges (note 2)	(2,606)	(2,192)	(2,029)	(694)	(5,564)	(4,013)	(2,890)	(3,404)
Adjustments to maintain reserves	(48)	92	(42)	(29)	(12)	101	1,665	241

Net equity transactions	(485,070)	407,923	123,812	95,391	(381,924)	(437,925)	754,658	(423,562)

Net change in contract owners’ equity	(423,587)	784,330	131,654	149,620	(177,275)	(16,626)	1,701,202	413,896
Contract owners’ equity beginning of period	3,342,506	2,558,176	890,884	741,264	3,248,495	3,265,121	5,470,922	5,057,026

Contract owners’ equity end of period	$2,918,919	3,342,506	1,022,538	890,884	3,071,220	3,248,495	7,172,124	5,470,922

CHANGES IN UNITS:
Beginning units	194,132	168,554	69,176	61,538	167,914	193,335	185,415	201,663

Units purchased	38,097	74,318	24,136	21,320	14,114	16,149	57,778	24,732
Units redeemed	(67,591)	(48,740)	(14,513)	(13,682)	(33,708)	(41,570)	(34,475)	(40,980)

Ending units	164,638	194,132	78,799	69,176	148,320	167,914	208,718	185,415

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBETGen		NBETGuard		NBETPart		NBETSocRes
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(200,131)	(148,378)	(2,271)	(3,420)	(2,112)	(1,476)	(2,246)	(266)
Realized gain (loss) on investments	523,168	381,383	18,203	3,821	34,981	14,960	2,910	5
Change in unrealized gain (loss) on investments	1,483,301	1,307,627	4,987	50,820	3,477	37,271	16,185	5,200
Reinvested capital gains	404,316	412,375	–	–	18,900	–	15,231	1,779

Net increase (decrease) in contract owners’ equity resulting from operations	2,210,654	1,953,007	20,919	51,221	55,246	50,755	32,080	6,718

Equity transactions:
Purchase payments received from contract owners (note 3)	1,643,628	1,881,461	2,334	5,904	6,982	20,658	148,844	32,600
Transfers between funds	1,834,151	1,926,834	(1,100)	16,844	211,428	120,743	271,190	49,643
Redemptions (note 3)	(1,956,472)	(1,345,727)	(119,404)	(20,954)	(62,206)	(56,652)	(15,604)	(383)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(10,931)	(9,296)	–	–	–	–	(65)	–
Contingent deferred sales charges (note 2)	(18,363)	(11,383)	(1,546)	(491)	(1,485)	(361)	(42)	–
Adjustments to maintain reserves	1,407	467	(10)	(39)	7,451	(43)	(40)	(4)

Net equity transactions	1,493,420	2,442,356	(119,726)	1,264	162,170	84,345	404,283	81,856

Net change in contract owners’ equity	3,704,074	4,395,363	(98,807)	52,485	217,416	135,100	436,363	88,574
Contract owners’ equity beginning of period	14,615,405	10,220,042	402,509	350,024	358,723	223,623	88,574	–

Contract owners’ equity end of period	$18,319,479	14,615,405	303,702	402,509	576,139	358,723	524,937	88,574

CHANGES IN UNITS:
Beginning units	738,855	606,006	39,609	39,493	31,510	23,117	7,845	–

Units purchased	239,370	310,639	238	10,985	23,251	21,874	38,100	7,887
Units redeemed	(170,737)	(177,790)	(11,880)	(10,869)	(11,068)	(13,481)	(2,184)	(42)

Ending units	807,488	738,855	27,967	39,609	43,693	31,510	43,761	7,845

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	NBLtdMat		OppCapApA		OppChpInc		OppGlob
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$28,979	30,999	(12,836)	(21,823)	11,298	6,901	(92,925)	(116,810)
Realized gain (loss) on investments	(17,282)	(9,456)	195,554	40,943	1,354	893	865,929	798,982
Change in unrealized gain (loss) on investments	(9,279)	(26,584)	(98,314)	95,796	(9,339)	3,171	470,761	1,755,826
Reinvested capital gains	–	–	–	–	–	–	436,586	–

Net increase (decrease) in contract owners’ equity resulting from operations	2,418	(5,041)	84,404	114,916	3,313	10,965	1,680,351	2,437,998

Equity transactions:
Purchase payments received from contract owners (note 3)	69,876	100,699	697,081	327,870	91,251	70,706	1,093	638,601
Transfers between funds	(8,128)	120,724	(151,552)	634,127	60,885	2,360	(879,592)	(1,691,538)
Redemptions (note 3)	(318,072)	(317,927)	(269,342)	(105,360)	(21,942)	(6,385)	(2,113,678)	(2,389,090)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(1,337)	(1,352)	–	–	–	–	(13,836)	(16,792)
Contingent deferred sales charges (note 2)	(2,783)	(3,405)	(5,847)	(3,697)	(535)	–	(11,761)	(20,334)
Adjustments to maintain reserves	99	56	(73)	(2)	77	(8)	(223)	656

Net equity transactions	(260,345)	(101,205)	270,267	852,938	129,736	66,673	(3,017,997)	(3,478,497)

Net change in contract owners’ equity	(257,927)	(106,246)	354,671	967,854	133,049	77,638	(1,337,646)	(1,040,499)
Contract owners’ equity beginning of period	1,287,763	1,394,009	2,533,507	1,565,653	151,387	73,749	16,086,858	17,127,357

Contract owners’ equity end of period	$1,029,836	1,287,763	2,888,178	2,533,507	284,436	151,387	14,749,212	16,086,858

CHANGES IN UNITS:
Beginning units	90,347	97,423	327,920	213,208	12,480	6,563	625,115	799,413

Units purchased	6,717	25,101	269,493	187,268	13,272	7,621	225	188,210
Units redeemed	(24,996)	(32,177)	(236,427)	(72,556)	(2,670)	(1,704)	(98,372)	(362,508)

Ending units	72,068	90,347	360,986	327,920	23,082	12,480	526,968	625,115

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	OppGlSec4		OppStratInc		PhxBalFd		PimTotRet
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(18,421)	(13,987)	32,296	18,670	7,729	9,765	82,213	26,577
Realized gain (loss) on investments	110,734	2,030	4,985	3,034	(496)	(8,538)	(13,984)	8,221
Change in unrealized gain (loss) on investments	532,390	460,712	(23,809)	6,181	(30,690)	15,780	(43,908)	(31,688)
Reinvested capital gains	–	–	–	–	25,687	43,528	32,815	114,299

Net increase (decrease) in contract owners’ equity resulting from operations	624,703	448,755	13,472	27,885	2,230	60,535	57,136	117,409

Equity transactions:
Purchase payments received from contract owners (note 3)	1,551,667	1,014,942	184,716	135,876	71,452	105,888	801,723	1,122,627
Transfers between funds	619,797	2,042,665	145,783	(13,911)	86,434	17,923	386,500	285,951
Redemptions (note 3)	(548,821)	(58,936)	(103,205)	(8,957)	(158,041)	(45,697)	(900,470)	(249,562)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,200)	(825)	–	–	(1,649)	(1,527)	–	–
Contingent deferred sales charges (note 2)	(7,295)	(874)	(1,334)	(97)	(75)	(213)	(6,021)	(1,210)
Adjustments to maintain reserves	(74)	(48)	56	34	(10)	27	(580)	(446)

Net equity transactions	1,612,074	2,996,924	226,016	112,945	(1,889)	76,401	281,152	1,157,360

Net change in contract owners’ equity	2,236,777	3,445,679	239,488	140,830	341	136,936	338,288	1,274,769
Contract owners’ equity beginning of period	3,445,679	–	378,215	237,385	1,128,718	991,782	3,848,466	2,573,697

Contract owners’ equity end of period	$5,682,456	3,445,679	617,703	378,215	1,129,059	1,128,718	4,186,754	3,848,466

CHANGES IN UNITS:
Beginning units	298,367	–	27,596	18,797	58,000	53,906	294,143	203,571

Units purchased	233,957	310,430	24,954	14,902	9,229	8,111	129,431	153,285
Units redeemed	(95,567)	(12,063)	(8,790)	(6,103)	(9,304)	(4,017)	(107,376)	(62,713)

Ending units	436,757	298,367	43,760	27,596	57,925	58,000	316,198	294,143

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	PIntEq		PVoyager		StrMidCap		TemForFd
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$29	(218)	(410)	(868)	(1,195)	(3,145)	20,466	37,555
Realized gain (loss) on investments	6	27,831	1,147	132	53,685	9,324	268,841	349,725
Change in unrealized gain (loss) on investments	386	(17,631)	8,740	4,933	(55,480)	40,233	(79,944)	564,237
Reinvested capital gains	–	–	–	–	–	–	292,099	10,182

Net increase (decrease) in contract owners’ equity resulting from operations	421	9,982	9,477	4,197	(2,990)	46,412	501,462	961,699

Equity transactions:
Purchase payments received from contract owners (note 3)	32	10,444	49,926	8,045	67,769	57,087	–	272,100
Transfers between funds	(32)	(323,292)	(1,712)	18,596	(371,241)	8,215	(325,084)	(1,297,377)
Redemptions (note 3)	–	(161)	(663)	(292)	(13,156)	(17,987)	(963,521)	(799,787)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	(5,067)	(6,004)
Contingent deferred sales charges (note 2)	–	–	(22)	–	(604)	(222)	(6,501)	(6,558)
Adjustments to maintain reserves	(1)	(1)	20	(27)	(8)	(14)	(110)	563

Net equity transactions	(1)	(313,010)	47,549	26,322	(317,240)	47,079	(1,300,283)	(1,837,063)

Net change in contract owners’ equity	420	(303,028)	57,026	30,519	(320,230)	93,491	(798,821)	(875,364)
Contract owners’ equity beginning of period	3,838	306,866	106,490	75,971	320,230	226,739	6,474,126	7,349,490

Contract owners’ equity end of period	$4,258	3,838	163,516	106,490	–	320,230	5,675,305	6,474,126

CHANGES IN UNITS:
Beginning units	265	24,231	8,723	6,455	63,387	52,440	363,832	491,545

Units purchased	148	658	4,873	2,348	94,371	22,145	–	172,534
Units redeemed	(148)	(24,624)	(746)	(80)	(157,758)	(11,198)	(72,776)	(300,247)

Ending units	265	265	12,850	8,723	–	63,387	291,056	363,832

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	VKGrInc		VKGrowth		VKRealEstSec		WRAdSmCap
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$4,081	2,573	(2,681)	(784)	4,524	2,005	(2,443)	(739)
Realized gain (loss) on investments	44,933	7,606	17,258	2,125	36,070	29,845	9,105	409
Change in unrealized gain (loss) on investments	(16,196)	135,475	15,893	13,918	64,125	42,525	(2,594)	22,470
Reinvested capital gains	137,193	8,050	12,739	–	82,875	19,873	22,148	–

Net increase (decrease) in contract owners’ equity resulting from operations	170,011	153,704	43,209	15,259	187,594	94,248	26,216	22,140

Equity transactions:
Purchase payments received from contract owners (note 3)	393,643	455,167	51,399	26,847	411,264	338,906	111,984	126,393
Transfers between funds	355,900	457,098	297,347	86,316	229,325	164,155	(17,403)	(1,305)
Redemptions (note 3)	(206,160)	(39,600)	(62,938)	(10,255)	(66,550)	(7,546)	(30,440)	(1,750)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	–	–	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(3,745)	(1,013)	(1,492)	(14)	(564)	–	(1,496)	(11)
Adjustments to maintain reserves	(35)	6	(50)	9	(25)	(36)	(13)	11

Net equity transactions	539,603	871,658	284,266	102,903	573,450	495,479	62,632	123,338

Net change in contract owners’ equity	709,614	1,025,362	327,475	118,162	761,044	589,727	88,848	145,478
Contract owners’ equity beginning of period	1,500,210	474,848	136,813	18,651	661,824	72,097	154,603	9,125

Contract owners’ equity end of period	$2,209,824	1,500,210	464,288	136,813	1,422,868	661,824	243,451	154,603

CHANGES IN UNITS:
Beginning units	107,166	38,228	9,302	1,518	38,415	5,655	11,284	747

Units purchased	57,187	75,707	24,241	8,770	47,999	45,207	8,750	12,718
Units redeemed	(19,031)	(6,769)	(6,429)	(986)	(14,768)	(12,447)	(4,023)	(2,181)

Ending units	145,322	107,166	27,114	9,302	71,646	38,415	16,011	11,284

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WFComStk		WFGrInc		WFGrowth		WFLgCpGr
Investment activity:	2005	2004	2005	2004	2005	2004	2005	2004
Net investment income (loss)	$(52,885)	(53,486)	(1,810)	(1,471)	(479)	(111)	(25,797)	(25,793)
Realized gain (loss) on investments	166,407	76,521	7,888	530	3,096	(56)	(206,850)	(602,331)
Change in unrealized gain (loss) on investments	(333,946)	18,748	(14,240)	19,115	4,674	1,421	352,545	765,975
Reinvested capital gains	615,613	299,824	–	–	–	–	–	–

Net increase (decrease) in contract owners’ equity resulting from operations	395,189	341,607	(8,162)	18,174	7,291	1,254	119,898	137,851

Equity transactions:
Purchase payments received from contract owners (note 3)	268,719	372,606	6,556	11,169	150,516	4,473	218,083	203,411
Transfers between funds	(146,228)	(11,597)	6,894	11,416	32,510	13,063	9,275	(123,151)
Redemptions (note 3)	(629,629)	(508,831)	(10,594)	(4,879)	(26,026)	–	(292,388)	(378,964)
Annuity benefits	–	–	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(3,237)	(3,404)	–	–	–	–	(3,640)	(4,152)
Contingent deferred sales charges (note 2)	(6,924)	(6,996)	(228)	–	(1,303)	–	(3,076)	(2,211)
Adjustments to maintain reserves	2,690	2,004	(6)	(27)	(13)	(3)	(21)	79

Net equity transactions	(514,609)	(156,218)	2,622	17,679	155,684	17,533	(71,767)	(304,988)

Net change in contract owners’ equity	(119,420)	185,389	(5,540)	35,853	162,975	18,787	48,131	(167,137)
Contract owners’ equity beginning of period	4,395,409	4,210,020	256,955	221,102	18,787	–	2,013,457	2,180,594

Contract owners’ equity end of period	$4,275,989	4,395,409	251,415	256,955	181,762	18,787	2,061,588	2,013,457

CHANGES IN UNITS:
Beginning units	319,273	332,850	36,418	33,718	1,702	–	89,847	104,342

Units purchased	37,553	62,345	3,342	3,761	17,399	1,844	16,452	12,997
Units redeemed	(76,961)	(75,922)	(3,079)	(1,061)	(3,800)	(142)	(19,895)	(27,492)

Ending units	279,865	319,273	36,681	36,418	15,301	1,702	86,404	89,847

(Continued)

NATIONWIDE VARIABLE ACCOUNT
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued
Years Ended December 31, 2005 and 2004

	WFMidCpGr
Investment activity:	2005	2004
Net investment income (loss)	$(4,980)	–
Realized gain (loss) on investments	44,621	–
Change in unrealized gain (loss)on investments	12,675	–
Reinvested capital gains	32,725	–

Net increase (decrease) in contract owners’ equity resulting from operations	85,041	–

Equity transactions:
Purchase payments received from contract owners (note 3)	75,816	–
Transfers between funds	287,050	–
Redemptions (note 3)	(50,693)	–
Annuity benefits	–	–
Annual contract maintenance charges (note 2)	–	–
Contingent deferred sales charges (note 2)	(198)	–
Adjustments to maintain reserves	53	–

Net equity transactions	312,028	–

Net change in contract owners’ equity	397,069	–
Contract owners’ equity beginning of period	–	–

Contract owners’ equity end of period	$397,069	–

CHANGES IN UNITS:
Beginning units	–	–

Units purchased	86,853	–
Units redeemed	(51,111)	–

Ending units	35,742	–

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

December 31, 2005 and 2004

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations
The Nationwide Variable Account (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 3, 1976. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts through the Account. As of December 25, 1982, only tax qualified contracts are issued. The primary distribution for the contract is through the Company for Individual Retirement Account rollovers; however, other distributors may be utilized.

(b)	The Contracts
Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract charges.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AIM Basic Balanced Fund – Investor Class (AIMBBal)
AIM Dynamics Fund – Investor Class (AIMDynam)
     (formerly INVESCO Dynamics Fund – Investor Class)
AIM Small Company Growth Fund – Investor Class (AIMSmCoGr)
    (formerly INVESCO Small Company Growth Fund – Investor Class)
AIM Total Return Fund – Investor Class (AIMTotRet)
    (formerly INVESCO Total Return Fund – Investor Class)*
American Century Growth Fund – Investor Class (ACGroI)
American Century Income & Growth Fund – Advisor Class (ACIncGroA)
American Century Income & Growth Fund – Investor Class (ACIncGroI)
American Century International Growth Fund – Advisor Class (ACIntlGrA)
American Century International Growth Fund – Investor Class (ACIntlGrI)
American Century Short-Term Government Fund – Investor Class (ACSTGvtI)
American Century Ultra® Fund – Investor Class (ACUltraI)
Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
American Century VP – International Fund – Class IV (ACVPInt4)
Credit Suisse Global Fixed Income Fund – Common Shares (CSGIFixInc)
Credit Suisse Mid Cap Growth Fund – Common Shares (CSMidCpGr)
Delaware Delchester Fund – Institutional Class (DeDelFund)
Dreyfus A Bonds Plus, Inc. (DryABonds)
Dreyfus Appreciation Fund, Inc. (DryApp)
Dreyfus Balanced Fund, Inc. (DryBal)*
Dreyfus Emerging Leaders Fund (DryELead)
Dreyfus Premier Balanced Opportunity Fund – Class Z (DryBalOpp)
Dreyfus Premier Third Century Fund, Inc. – Class Z, The (Dry3dCen)
Dreyfus S&P 500 Index Fund (Dry500Ix)
Evergreen Equity Income Fund – Class I (EvInc)
Federated Equity Income Fund – Class F Shares (FedEqInc)
Federated High Yield Trust (FedHiYld)
Federated Intermediate Corporate Bond Fund – Institutional Service Class (FedIntCorpBd)
    (formerly Federated Intermediate Income Fund – Institutional Service Class)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F (FedBdFd)
Fidelity® Advisor Balanced Fund – Class A (FidABalA)
Fidelity® Advisor Balanced Fund – Class T (FidABalT)
Fidelity® Advisor Equity Growth Fund – Class A (FidAEGroA)
Fidelity® Advisor Equity Income Fund – Class A (FidAEqIncA)
Fidelity® Advisor Equity Income Fund – Class T (FidAEqIncT)
Fidelity® Advisor Growth Opportunities Fund – Class A (FidAGrOppA)
Fidelity® Advisor Growth Opportunities Fund – Class T (FidAGrOppT)
Fidelity® Advisor High Income Advantage Fund – Class T (FidAHiIncT)
Fidelity® Advisor Overseas Fund – Class A (FidAOvA)
Fidelity® Asset Manager™ (FidAsMgr)
Fidelity® Capital & Income Fund (FidCapInc)
Fidelity® Equity-Income Fund (FidEqInc)
Fidelity® Magellan® Fund (FidMgln)
Fidelity® Puritan® Fund (FidPurtn)
Portfolios of the Fidelity® Variable Insurance Products Fund (Fidelity®VIP);
Fidelity® VIP – High Income Portfolio – Initial Class (FidVIPHI)
Fidelity® VIP – Overseas Portfolio – Service Class 2 R (FidVIPOvS2R)
Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A (FranMutSer)
Franklin Small Mid Cap Growth Fund I – Class A (FranSmMCpGr)
    (formerly Franklin Small Cap Growth Fund I – Class A)
Portfolios of the Franklin Templeton Variable Insurance Products Trust (Franklin Templeton VIP);
Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3 (FrVIPForSec3)
Portfolios of the Franklin Variable Insurance Trust (Franklin VIT);
Franklin VIT – Franklin Balance Sheet Investment Fund – Class A (FranBSInv)
Gartmore†Bond Fund – Class D (GartBond)
Gartmore†Bond Index Fund – Class A (GartBdIx)
Gartmore†Government Bond Fund – Class D (GartGvtBd)
Gartmore†Growth Fund – Class A (GartGrowA)
Gartmore†Growth Fund – Class D (GartGrowD)
Gartmore†GVIT ID Aggressive Fund – Class II (GVITIDAgg2)
Gartmore†GVIT ID Conservative Fund – Class II (GVITIDCon2)
Gartmore†GVIT ID Moderate Fund – Class II (GVITIDMod2)
Gartmore†GVIT ID Moderately Aggressive Fund – Class II (GVITIDModAg2)
Gartmore†GVIT ID Moderately Conservative Fund – Class II (GVITIDModCon2)
Gartmore†GVIT J.P. Morgan Balanced Fund – Class I (GVITJPBal)
Gartmore†ID Aggressive Fund – Service Class (GartIDAgg)
Gartmore†ID Conservative Fund – Service Class (GartIDCon)
Gartmore†ID Moderate Fund – Service Class (GartIDMod)
Gartmore†ID Moderately Aggressive Fund – Service Class (GartIDModAgg)
Gartmore†ID Moderately Conservative Fund – Service Class (GartIDModCon)
Gartmore†International Index Fund – Class A (GartIntlndx)
Gartmore†Large Cap Value Fund – Class A (GartLgCpVal)
Gartmore†Mid Cap Market Index Fund – Class A (GartMdCpMkt)
Gartmore†Money Market Fund – Prime Shares (GartMyMkt)
Gartmore†Money Market Fund – Service Class (GartMyMktS)
Gartmore†Nationwide Fund – Class D (GartNWFund)
Gartmore†S&P 500 Index Fund – Service Class (GartSP500Indx)
Gartmore†Small Cap Fund – Class A (GartSmCap)
Gartmore†Small Cap Index Fund – Class A (GartSmCapIx)
Gartmore†Value Opportunities Fund – Class A (GartValOpp)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Janus Adviser Balanced Fund (JanBal)
Janus Adviser International Growth Fund (JanIntlGr) (formerly Janus Adviser International Fund)
Janus Adviser Worldwide Fund – Class S (JanWorld)
Janus Fund (JanFund)
Janus Twenty Fund (Jan20Fd)
Janus Worldwide Fund (JanWrldwde)
Lazard Small Cap Portfolio – Open Shares (LazSmCap)
MFS® Strategic Income Fund – Class A (MFSStratIncA)
Nationwide® Large Cap Growth Fund – Class A*
Nationwide® Mutual Funds – Prestige Balanced Fund – Class A*
Nationwide® Mutual Funds – Prestige International Fund – Class A*
Neuberger Berman EF – Guardian Fund – Investor Class Shares (NBEFGuard)
Neuberger Berman EF – Partners Fund – Investor Class Shares (NBEFPart)
Neuberger Berman ET – Genesis Fund – Trust Class Shares (NBETGen)
Neuberger Berman ET – Guardian Fund – Trust Class Shares (NBETGuard)
Neuberger Berman ET – Partners Fund – Trust Class Shares (NBETPart)
Neuberger Berman ET – Socially Responsive Fund – Trust Class Shares (NBETSocRes)
Neuberger Berman Limited Maturity Bond Fund®– Investor Class Shares (NBLtdMat)
Oppenheimer Capital Appreciation Fund A (OppCapApA)
Oppenheimer Champion Income Fund A (OppChpInc)
Oppenheimer Global Fund A (OppGlob)
Oppenheimer Global Securities Fund/VA – Class 4 (OppGlSec4)
Oppenheimer Strategic Income Fund – Class A (OppStratInc)
Phoenix Balanced Fund – Class A (PhxBalFd)
    (formerly Phoenix-Oakhurst Balanced Fund – Class A)
PIMCO Total Return Fund – Class A (PimTotRet)
Putnam International Equity Fund – Class A (PIntEq)
Putnam Voyager Fund – Class A (PVoyager)
Strong Advisor Mid Cap Growth Fund – Class Z (StrMidCap)*
Templeton Foreign Fund – Class A (TemForFd)
Van Kampen Growth and Income Fund – Class A (VKGrInc)
Van Kampen Growth Fund – Class A (VKGrowth) (formerly Van Kampen Growth Fund – Class A)
Van Kampen Real Estate Securities Fund – Class A (VKRealEstSec)
Waddell & Reed Advisors Small Cap Fund, Inc. – Class A (WRAdSmCap)
Wells Fargo Advantage Funds – Common Stock Fund – Class Z (WFComStk)
    (formerly Strong Advisor Common Stock Fund – Class Z)
Wells Fargo Advantage Funds – Growth and Income Fund (WFGrInc)
    (formerly Strong Growth and Income Fund)
Wells Fargo Advantage Funds – Growth Fund (WFGrowth) (formerly Strong Growth Fund)
Wells Fargo Advantage Funds – Large Cap Growth Fund (WFLgCpGr)
    (formerly Strong Large Cap Growth Fund)
Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z (WFMidCpGr)
    (formerly Strong Advisor Mid Cap Growth Fund – Class Z)

* At December 31, 2005, contract owners were not invested in this fund.
† Gartmore is an affiliate of the Company.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(c)	Security Valuation, Transactions and Related Investment Income
Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2005 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes
Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)	Expenses
The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge.

For Soloist contracts issued prior to January 1, 1993, the contingent deferred sales charge will be equal to 5% of purchase payments surrendered from the contract. For Soloist contracts issued on or after January 1, 1993, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments surrendered. This charge declines 1% per year. After the purchase payment has been held in the contract for 7 years the charge is 0%.

For Successor contracts, the standard contract does not include a contingent deferred sales charge. However, one of two optional contingent deferred sales charge schedules may be elected in return for a reduction in the annual mortality and expense risk charge.

No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

On Soloist contracts, the Company deducts an annual contract maintenance charge of $30, which is satisfied by surrendering units. No contract maintenance charge is deducted on Successor contracts.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table below illustrates the annual rate for all contract level charges by product as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account Options	Soloist	Successor
Variable Account Charges – Recurring	1.30%	1.20%
CDSC Options:
Seven Year CDSC	–	(0.25%)
Five Year CDSC	–	(0.10%)
Reduced Purchase Payment Option:
Initial lowered to $1,000 and subsequent lowered to $25.
In states other than Oregon	–	0.25%
In Oregon only	–	0.30%
Death Benefit Options:
Five-Year Reset	–	0.05%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

One-Year Enhanced (for contracts issued on or after 1-2-01)	–	0.15%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.

Greater of One-Year or 5% Enhanced (for contracts issued on or after 1-2-01)	–	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value before 86th birthday less surrenders or (iv)the 5% interest anniversary value.

One-Year Step Up (for contracts issued prior to 1-2-01)	–	0.10%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value before 86th birthday less surrenders.
Guaranteed Minimum Income Benefit Options:
Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances (for contracts issued prior to May 1, 2003).
Option 1	–	0.45%
Option 2	–	0.30%
Beneficiary Protector Option	–	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges(1):	1.30%	2.55%

(1)
When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2005.

	Total	AIMBBal	AIMDynam	AIMSmCoGr	AIMTotRet	ACGroI	ACIncGroA	ACIncGroI
0.95%	$356,514	361	4,707	1,851	428	929	8,090	–
1.00%	15,811	–	127	28	–	16	281	–
1.05%	8,310	2	467	150	2	413	859	–
1.10%	114,746	44	3,683	243	53	598	2,344	–
1.15%	24,066	–	313	138	–	113	151	–
1.20%	272,425	527	5,025	1,989	673	3,607	8,120	–
1.25%	56,923	50	2,036	257	68	350	2,322	–
1.30%	3,173,791	–	52,966	23	–	99,698	104	92,788
1.35%	37,606	12	832	87	14	578	556	–
1.40%	95,212	362	1,069	182	440	461	2,809	–
1.45%	94,151	281	2,261	329	325	1,899	2,085	–
1.50%	18,697	25	387	232	30	188	455	–
1.55%	8,472	12	93	30	14	–	180	–
1.60%	3,490	–	7	12	–	–	9	–
1.65%	6,220	–	14	–	–	–	580	–
1.70%	3,404	–	49	–	6	23	20	–
1.75%	299	–	–	–	–	–	14	–
1.80%	299	–	–	–	–	–	–	–
1.85%	575	–	–	–	–	–	–	–
1.90%	709	–	–	–	–	–	25	–
2.05%	16	1	–	–	2	–	–	–
2.10%	15	–	–	–	–	–	–	–
2.25%	178	–	–	–	–	–	–	–

Totals	$4,291,929	1,677	74,036	5,551	2,055	108,873	29,004	92,788

	ACIntlGrA	ACIntlGrI	ACSTGvtI	ACUltraI	ACVPInt4	CSGIFixInc	CSMidCpGr	DeDelFund
0.95%	$1,254	–	6,326	8,927	90	–	–	–
1.00%	–	–	1,513	108	–	–	–	–
1.05%	–	–	–	234	33	–	–	–
1.10%	312	–	198	4,997	91	–	–	–
1.15%	192	–	–	207	92	–	–	–
1.20%	1,231	–	2,154	12,554	799	–	–	–
1.25%	104	–	145	1,549	23	–	–	–
1.30%	–	22,375	22,965	180,374	5,351	13,605	51,461	6,638
1.35%	40	–	158	1,636	39	–	–	–
1.40%	53	–	397	390	75	–	–	–
1.45%	199	–	1,466	2,437	166	–	–	–
1.50%	78	–	41	202	–	–	–	–
1.55%	–	–	–	28	–	–	–	–
1.60%	–	–	–	7	47	–	–	–
1.65%	–	–	116	208	–	–	–	–
1.70%	–	–	15	–	–	–	–	–
1.75%	–	–	15	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	34	19	–	–	–	–
1.90%	–	–	7	–	22	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	13	–	–	–	–

Totals	$3,463	22,375	35,550	213,890	6,828	13,605	51,461	6,638

	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
0.95%	$–	10,314	80	1,284	286	–	–	135
1.00%	–	387	–	1,251	–	–	–	–
1.05%	–	–	–	518	–	–	–	–
1.10%	–	3,261	–	1,108	8	–	–	–
1.15%	–	258	–	–	132	–	–	–
1.20%	–	8,740	870	1,707	1,191	–	–	770
1.25%	–	1,390	52	274	236	–	–	119
1.30%	39,321	36,897	–	–	11,882	239,965	14,392	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	DryABonds	DryApp	DryELead	DryBalOpp	Dry3dCen	Dry500Ix	EvInc	FedEqInc
1.35%	–	1,810	–	243	20	–	–	11
1.40%	–	443	–	17,526	17	–	–	–
1.45%	–	1,116	–	1,404	356	–	–	72
1.50%	–	583	–	64	5	–	–	2
1.55%	–	403	–	–	–	–	–	–
1.60%	–	19	–	274	–	–	–	–
1.65%	–	55	–	–	188	–	–	–
1.70%	–	22	–	5	15	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	34	–	–	21	–	–	–
1.90%	–	58	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$39,321	65,790	1,002	25,658	14,357	239,965	14,392	1,109

	FedHiYld	FedIntCorpBd	FedBdFd	FidABalA	FidABalT	FidAEGroA	FidAEqIncA	FidAEqIncT
0.95%	$2,302	3,462	1,011	2,401	–	6,554	18,453	–
1.00%	67	–	–	–	–	–	205	–
1.05%	8	–	250	75	–	–	347	–
1.10%	985	1,887	742	1,778	–	207	3,841	–
1.15%	240	134	–	–	–	1	961	–
1.20%	2,144	2,182	956	1,233	–	2,225	8,431	–
1.25%	326	196	546	890	–	813	1,654	–
1.30%	18,754	–	26,801	–	15,182	–	175	55,460
1.35%	64	502	51	577	–	119	2,526	–
1.40%	1,063	586	261	37	–	434	1,923	–
1.45%	825	410	563	757	–	991	3,727	–
1.50%	134	27	–	178	–	136	763	–
1.55%	–	3,071	–	–	–	9	548	–
1.60%	16	–	–	–	–	11	63	–
1.65%	8	299	–	–	–	193	558	–
1.70%	54	–	–	19	–	12	11	–
1.75%	2	15	–	–	–	–	34	–
1.80%	–	–	–	–	–	–	20	–
1.85%	17	30	–	–	–	–	41	–
1.90%	6	2	11	–	–	–	28	–
2.05%	–	–	11	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$27,015	12,803	31,203	7,945	15,182	11,705	44,309	55,460

	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
0.95%	$365	–	5,149	663	–	–	–	–
1.00%	30	–	222	–	–	–	–	–
1.05%	–	–	–	–	–	–	–	–
1.10%	839	–	65	68	–	–	–	–
1.15%	1	–	174	–	–	–	–	–
1.20%	4,260	–	1,210	663	–	–	–	–
1.25%	183	–	229	897	–	–	–	–
1.30%	13	52,397	26,738	–	44,493	6,410	137,223	246,780
1.35%	137	–	100	17	–	–	–	–
1.40%	372	–	214	3	–	–	–	–
1.45%	821	–	296	104	–	–	–	–
1.50%	223	–	105	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	–	–	–	–	–	–	–	–
1.65%	–	–	–	–	–	–	–	–
1.70%	–	–	42	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	FidAGrOppA	FidAGrOppT	FidAHiIncT	FidAOvA	FidAsMgr	FidCapInc	FidEqInc	FidMgln
1.85%	–	–	–	–	–	–	–	–
1.90%	20	–	4	21	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$7,264	52,397	34,548	2,436	44,493	6,410	137,223	246,780

	FidPurtn	FidVIPHI	FidVIPOvS2R	FranMutSer	FranSmMCpGr	FrVIPForSec3	FranBSInv	GartBond
0.95%	$–	–	681	16,276	12,965	3,608	6,871	2,304
1.00%	–	–	–	495	472	82	356	54
1.05%	–	–	–	101	590	14	14	586
1.10%	–	–	1,236	2,488	997	325	2,555	19
1.15%	–	–	13	491	119	204	789	–
1.20%	–	–	892	10,032	5,195	3,069	8,564	562
1.25%	–	–	52	2,284	1,834	167	2,697	237
1.30%	132,716	265	1,920	59,386	13	23,198	326	22,637
1.35%	–	–	91	1,659	361	225	2,302	23
1.40%	–	–	57	1,220	297	662	2,429	8
1.45%	–	–	373	3,970	1,652	671	4,976	792
1.50%	–	–	41	696	505	240	335	–
1.55%	–	–	–	96	33	–	109	–
1.60%	–	–	28	145	8	5	44	–
1.65%	–	–	–	606	142	41	475	–
1.70%	–	–	–	12	28	–	6	5
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	21	21	–	–	–
1.85%	–	–	–	2	–	–	21	–
1.90%	–	–	–	68	3	–	–	11
2.05%	–	–	–	–	–	–	–	1
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$132,716	265	5,384	100,048	25,235	32,511	32,869	27,239

	GartBdIx	GartGvtBd	GartGrowA	GartGrowD	GVITIDAgg2	GVITIDCon2	GVITIDMod2	GVITIDModAg2
0.95%	$598	15,355	1,167	697	–	–	–	–
1.00%	–	1,914	–	16	–	–	–	–
1.05%	–	41	–	–	–	–	–	–
1.10%	200	3,387	107	40	–	–	–	–
1.15%	–	87	–	–	–	–	–	–
1.20%	1,135	3,489	380	605	–	–	–	–
1.25%	113	149	79	–	–	–	–	–
1.30%	–	38,797	–	14,001	2,777	109	9,072	8,530
1.35%	187	676	34	20	–	–	–	–
1.40%	3	3,025	3,834	7	–	–	–	–
1.45%	728	1,072	963	94	–	–	–	–
1.50%	13	42	–	–	–	–	–	–
1.55%	–	–	–	–	–	–	–	–
1.60%	15	14	–	–	–	–	–	–
1.65%	40	–	–	–	–	–	–	–
1.70%	–	114	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	32	–	–	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$3,032	68,194	6,564	15,480	2,777	109	9,072	8,530

	GVITIDModCon2	GVITJPBal	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon	GartIntlndx
0.95%	$–	555	1,113	7,461	29,253	5,086	7,967	–
1.00%	–	–	1,306	397	673	312	280	–
1.05%	–	–	–	–	–	–	–	–
1.10%	–	–	2,464	1	7,991	4,544	1,864	22
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GVITIDModCon2	GVITJPBal	GartIDAgg	GartIDCon	GartIDMod	GartIDModAgg	GartIDModCon	GartIntlndx
1.15%	–	–	594	9	6,016	2,447	281	–
1.20%	–	461	3,834	3,561	10,333	6,168	1,378	271
1.25%	–	28	162	15	1,931	706	1,657	1
1.30%	506	907	26	155	13	245	–	–
1.35%	–	16	532	1,124	1,094	1,073	728	1
1.40%	–	–	459	–	2,367	890	1,906	–
1.45%	–	220	1,007	3,645	5,256	4,565	1,597	75
1.50%	–	6	185	62	2,219	1,960	216	–
1.55%	–	–	–	145	1,460	147	–	–
1.60%	–	–	36	–	314	97	11	–
1.65%	–	–	29	–	525	118	27	1
1.70%	–	–	–	–	2,693	–	–	–
1.75%	–	–	–	–	104	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	17	–	–
1.90%	–	–	–	–	–	4	–	2
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$506	2,193	11,747	16,575	72,242	28,379	17,912	373

	GartLgCpVal	GartMdCpMkt	GartMyMkt	GartMyMktS	GartNWFund	GartSP500Indx	GartSmCap	GartSmCapIx
0.95%	$2,233	3,349	–	7,907	843	5,383	3,413	2,807
1.00%	–	89	–	338	81	464	105	7
1.05%	17	–	–	765	–	268	–	–
1.10%	1,019	1,148	–	14,010	652	3,772	215	724
1.15%	–	151	–	3,711	–	306	611	65
1.20%	2,868	2,347	–	25,374	1,911	11,766	1,690	2,051
1.25%	972	162	–	3,013	280	2,119	299	1,010
1.30%	15,270	12	132,584	283	68,469	15,132	38,063	15
1.35%	72	472	–	2,301	38	1,009	131	573
1.40%	12	298	–	1,055	88	86	297	185
1.45%	452	1,140	–	3,646	507	3,712	727	541
1.50%	111	290	–	811	2	1,035	25	247
1.55%	–	–	–	–	–	52	–	–
1.60%	6	257	–	36	–	28	284	31
1.65%	111	101	–	63	12	41	56	44
1.70%	–	–	–	89	–	–	–	–
1.75%	–	21	–	39	–	19	–	–
1.80%	–	–	–	–	–	110	–	–
1.85%	–	54	–	–	–	62	–	–
1.90%	–	1	–	56	–	–	–	–
2.05%	–	–	–	–	–	1	–	–
2.10%	–	–	–	15	–	–	–	–
2.25%	–	–	–	43	–	54	–	–

Totals	$23,143	9,892	132,584	63,555	72,883	45,419	45,916	8,300

	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
0.95%	$2,170	4,315	–	1,418	4,556	4,089	53	713
1.00%	52	131	–	62	141	22	62	–
1.05%	–	28	–	11	321	484	71	–
1.10%	124	1,687	–	806	1,841	2,503	34	209
1.15%	–	60	–	–	147	1,154	–	–
1.20%	438	3,921	324	2,870	2,348	6,639	123	695
1.25%	736	749	95	829	2,146	2,594	921	928
1.30%	–	57	55	1	94,548	282,265	86,894	35,727
1.35%	125	656	3	390	486	316	–	150
1.40%	133	788	–	103	73	557	–	5
1.45%	354	1,741	79	1,569	1,169	1,176	75	195
1.50%	41	288	–	15	179	157	33	48
1.55%	–	–	–	4	32	35	–	–
1.60%	352	289	–	–	–	28	–	224
1.65%	–	186	–	66	26	42	–	–
1.70%	–	10	–	9	32	69	–	–
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

Continued	GartValOpp	JanBal	JanIntlGr	JanWorld	JanFund	Jan20Fd	JanWrldwde	LazSmCap
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	–	–	–	–	–
1.90%	–	1	6	16	12	72	–	66
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$4,525	14,907	562	8,169	108,057	302,202	88,266	38,960

	MFSStratIncA	NBEFGuard	NBEFPart	NBETGen	NBETGuard	NBETPart	NBETSocRes	NBLtdMat
0.95%	$–	–	–	22,686	641	1,623	1,324	–
1.00%	–	–	–	832	47	305	–	–
1.05%	–	–	–	130	–	17	–	–
1.10%	–	–	–	5,132	393	12	612	–
1.15%	–	–	–	1,075	–	–	27	–
1.20%	–	–	–	17,368	1,553	1,274	151	–
1.25%	–	–	–	2,806	637	883	13	–
1.30%	12,535	40,438	80,351	139,709	–	–	1,019	15,736
1.35%	–	–	–	3,051	192	68	279	–
1.40%	–	–	–	2,570	6	–	528	–
1.45%	–	–	–	3,954	506	178	223	–
1.50%	–	–	–	468	2	12	–	–
1.55%	–	–	–	150	–	95	–	–
1.60%	–	–	–	129	–	–	–	–
1.65%	–	–	–	25	–	–	–	–
1.70%	–	–	–	–	–	–	–	–
1.75%	–	–	–	–	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	39	–	–	–	–
1.90%	–	–	–	7	–	9	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$12,535	40,438	80,351	200,131	3,977	4,476	4,176	15,736

	OppCapApA	OppChpInc	OppGlob	OppGlSec4	OppStratInc	PhxBalFd	PimTotRet	PIntEq
0.95%	$14,073	977	14,140	6,764	1,557	–	13,675	–
1.00%	344	–	569	201	–	–	170	–
1.05%	60	–	613	593	23	–	–	–
1.10%	3,121	1	3,412	3,458	375	–	8,123	–
1.15%	63	–	996	347	41	–	915	–
1.20%	7,215	697	9,685	6,204	1,630	–	9,188	–
1.25%	638	143	2,559	1223	101	–	849	–
1.30%	19	151	150,289	30,656	–	14,201	780	–
1.35%	468	23	617	815	241	–	1,382	–
1.40%	798	–	1,232	250	488	–	1,321	–
1.45%	1,811	224	1,374	2,411	996	–	3,715	54
1.50%	543	–	488	134	–	–	2,644	1
1.55%	–	–	79	–	–	–	1,638	–
1.60%	79	–	9	32	10	–	286	–
1.65%	243	–	19	43	–	–	687	–
1.70%	10	–	–	12	–	–	–	–
1.75%	–	–	22	–	–	–	–	–
1.80%	20	–	–	–	–	–	107	–
1.85%	–	1	–	59	–	–	4	–
1.90%	–	–	53	27	–	–	–	–
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	12	–	–	56	–

Totals	$29,505	2,217	186,156	53,241	5,462	14,201	45,540	55

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	PVoyager	StrMidCap	TemForFd	VKGrInc	VKGrowth	VKRealEstSec	WRAdSmCap	WFComStk
0.95%	$798	471	9,816	10,984	1,446	3,149	898	6,814
1.00%	–	–	34	227	–	497	–	439
1.05%	–	–	45	–	14	–	–	146
1.10%	19	28	1,253	1,664	75	1,066	461	1,120
1.15%	67	8	2	52	–	88	–	–
1.20%	642	304	2,170	3,461	604	4,288	581	4,380
1.25%	–	180	109	412	70	701	121	1,293
1.30%	–	–	55,632	40	122	84	–	27
1.35%	–	19	308	1,910	31	674	4	439
1.40%	–	30	1,214	368	2	490	–	35,845
1.45%	10	147	892	1,218	294	1,349	366	2,013
1.50%	36	8	58	59	14	256	2	285
1.55%	–	–	–	–	9	–	–	–
1.60%	–	–	–	22	–	58	10	23
1.65%	–	–	76	60	–	96	–	–
1.70%	–	–	–	–	–	–	–	22
1.75%	–	–	–	14	–	–	–	–
1.80%	–	–	–	–	–	–	–	–
1.85%	–	–	–	75	–	–	–	2
1.90%	–	–	–	–	–	22	–	37
2.05%	–	–	–	–	–	–	–	–
2.10%	–	–	–	–	–	–	–	–
2.25%	–	–	–	–	–	–	–	–

Totals	$1,572	1,195	71,609	20,566	2,681	12,818	2,443	52,885

	WFGrInc	WFGrowth	WFLgCpGr	WFMidCpGr
0.95%	$1,105	9	–	2,936
1.00%	–	–	–	–
1.05%	–	–	–	–
1.10%	–	5	–	80
1.15%	–	–	–	23
1.20%	1,277	358	–	840
1.25%	103	1	–	407
1.30%	–	–	25,797	–
1.35%	15	8	–	65
1.40%	9	–	–	100
1.45%	189	95	–	503
1.50%	1	–	–	26
1.55%	–	–	–	–
1.60%	115	–	–	–
1.65%	–	–	–	–
1.70%	–	–	–	–
1.75%	–	–	–	–
1.80%	–	–	–	–
1.85%	40	3	–	–
1.90%	–	–	–	–
2.05%	–	–	–	–
2.10%	–	–	–	–
2.25%	–	–	–	–

Totals	$2,854	479	25,797	4,980

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions
The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2005 and 2004, total transfers to the Account from the fixed account were $462,300 and $1,336,803, respectively, and total transfers from the Account to the fixed account were $761,846 and $994,181, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from cont ract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $72,470 and $88,441 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2005 and 2004, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights
The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2005. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
AIM Basic Balanced Fund – Investor Class
2005	0.95% to 2.05%	29,943	$10.28 to 10.23	$307,515	1.83%	2.82% to 2.30%	(a) (b)

AIM Dynamics Fund – Investor Class
2005	0.95% to 1.70%	672,720	6.30 to 6.04	6,094,108	0.00%	9.32% to 8.49%
2004	0.95% to 1.70%	721,091	5.77 to 5.57	6,175,372	0.00%	10.88% to 10.04%
2003	0.95% to 1.70%	833,176	5.20 to 5.06	6,557,162	0.00%	36.96% to 35.93%
2002	0.95% to 1.70%	758,031	3.72 to 7.09	4,438,708	0.00%	-34.22% to -33.72%
2001	0.95% to 1.80%	857,934	5.65 to 10.74	7,890,231	0.00%	-34.11% to -33.53%

AIM Small Company Growth Fund – Investor Class
2005	0.95% to 1.60%	116,299	7.28 to 7.01	836,317	0.00%	4.49% to 3.81%
2004	0.95% to 1.60%	76,283	6.96 to 6.75	526,465	0.00%	11.97% to 11.23%
2003	0.95% to 1.65%	92,094	6.22 to 6.06	569,039	0.00%	32.23% to 31.29%
2002	0.95% to 1.65%	288,252	4.61 to 4.70	1,346,521	0.00%	-32.52% to -32.04%
2001	0.95% to 1.65%	51,770	6.84 to 6.92	357,182	0.00%	-22.23% to -21.67%

AIM Total Return Fund – Investor Class
2004	0.95% to 2.05%	34,578	9.92 to 9.42	338,932	1.28%	2.76% to 1.62%
2003	0.95% to 2.05%	43,049	9.66 to 9.27	411,647	1.49%	15.31% to 14.03%
2002	0.95% to 2.05%	44,076	8.13 to 8.37	366,162	1.67%	-14.24% to -13.28%
2001	0.95% to 1.70%	28,394	9.54 to 9.66	272,989	1.83%	-2.62% to -1.88%

American Century Growth Fund – Investor Class
2005	0.95% to 1.50%	218,579	6.57 to 6.37	8,245,172	0.40%	3.85% to 3.27%
2004	0.95% to 1.70%	216,274	6.33 to 6.11	8,691,140	0.04%	8.86% to 8.04%
2003	0.95% to 1.70%	199,202	5.82 to 5.66	8,425,454	0.00%	23.23% to 22.30%
2002	0.95% to 1.70%	202,293	4.62 to 57.97	7,497,188	0.00%	-27.39% to -26.83%
2001	0.95% to 1.70%	195,078	6.37 to 79.51	11,383,722	0.00%	-20.06% to -19.45%

American Century Income & Growth Fund – Advisor Class
2005	0.95% to 1.90%	283,932	9.54 to 9.03	2,679,433	1.70%	3.54% to 2.55%
2004	0.95% to 1.90%	261,253	9.21 to 8.81	2,385,190	1.77%	11.64% to 10.57%
2003	0.95% to 1.90%	254,671	8.25 to 7.97	2,086,730	2.02%	28.10% to 26.88%
2002	0.95% to 1.90%	202,500	6.28 to 6.44	1,297,583	1.21%	-21.13% to -20.37%
2001	0.95% to 1.90%	147,837	7.99 to 8.09	1,192,789	0.89%	-10.20% to -9.51%

American Century Income & Growth Fund – Investor Class
2005	1.30%	357,908	19.26	6,892,875	1.88%	3.43%
2004	1.30%	404,012	18.62	7,522,589	1.95%	11.51%
2003	1.30%	431,936	16.70	7,212,151	1.70%	27.94%
2002	1.30%	459,146	13.05	5,992,253	1.31%	-20.42%
2001	1.30%	524,128	16.40	8,595,867	1.04%	-9.57%

American Century International Growth Fund – Advisor Class
2005	0.95% to 1.50%	42,287	7.94 to 7.69	332,738	1.49%	11.99% to 11.37%
2004	0.95% to 1.50%	46,456	7.09 to 6.91	326,791	0.37%	13.95% to 13.31%
2003	0.95% to 1.90%	172,001	6.22 to 6.00	1,061,173	0.73%	23.92% to 22.74%
2002	0.95% to 1.90%	47,760	4.89 to 5.02	238,617	0.67%	-21.01% to -20.24%
2001	0.95% to 1.50%	27,565	6.24 to 6.29	173,061	0.17%	-28.10% to -27.69%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
American Century International Growth Fund – Investor Class
2005	1.30%	73,235	$22.75	$1,666,429	1.64%	11.87%
2004	1.30%	91,337	20.34	1,857,828	0.96%	13.81%
2003	1.30%	115,663	17.87	2,067,110	0.81%	23.75%
2002	1.30%	109,800	14.44	1,585,693	0.71%	-20.30%
2001	1.30%	123,761	18.12	2,242,470	0.32%	-27.75%

American Century Short-Term Government Fund – Investor Class
2005	0.95% to 1.90%	169,897	11.76 to 11.14	2,899,210	3.08%	0.70% to -0.26%
2004	0.95% to 1.90%	173,163	11.68 to 11.17	3,079,892	1.87%	-0.30% to -1.25%
2003	0.95% to 1.90%	194,103	11.71 to 11.31	3,453,840	2.08%	0.15% to -0.81%
2002	0.95% to 1.90%	209,853	11.40 to 27.03	4,038,133	3.13%	3.24% to 4.24%
2001	0.95% to 1.70%	111,419	11.08 to 26.02	2,321,700	4.03%	5.32% to 6.13%

American Century Ultra® Fund – Investor Class
2005	0.95% to 2.25%	1,011,426	7.13 to 9.16	16,072,947	0.12%	1.15% to -0.17%
2004	0.95% to 2.25%	1,146,821	7.05 to 9.17	18,177,859	0.00%	9.64% to 8.20%
2003	0.95% to 2.25%	1,249,922	6.43 to 8.48	18,519,651	0.00%	24.63% to 23.00%
2002	0.95% to 1.90%	1,204,587	5.03 to 15.72	15,470,323	0.24%	-24.61% to -23.88%
2001	0.95% to 1.80%	1,276,469	6.68 to 20.73	22,547,669	0.00%	-16.16% to -15.43%

American Century VP – International Fund – Class IV
2005	0.95% to 1.90%	50,510	12.63 to 12.43	634,500	0.68%	11.90% to 10.83%
2004	1.05% to 1.90%	55,739	11.28 to 11.22	627,944	0.00%	12.81% to 12.17%	(a) (b)

Credit Suisse Global Fixed Income Fund – Common Shares
2005	1.30%	71,866	14.08	1,012,033	2.19%	-6.96%
2004	1.30%	65,791	15.14	995,819	7.01%	8.25%
2003	1.30%	72,744	13.98	1,017,116	13.00%	12.98%
2002	1.30%	50,344	12.38	623,027	9.19%	8.79%
2001	1.30%	16,666	11.38	189,593	4.44%	1.83%

Credit Suisse Mid Cap Growth Fund – Common Shares
2005	1.30%	243,568	15.58	3,795,283	0.00%	5.52%
2004	1.30%	268,276	14.77	3,961,483	0.00%	12.10%
2003	1.30%	282,864	13.17	3,726,032	0.00%	43.47%
2002	1.30%	263,436	9.18	2,418,674	0.00%	-31.07%
2001	1.30%	317,127	13.32	4,224,008	0.00%	-25.80%

Delaware Delchester Fund – Institutional Class
2005	1.30%	27,252	15.12	411,980	7.90%	2.39%
2004	1.30%	40,881	14.76	603,572	6.40%	13.75%
2003	1.30%	43,328	12.98	562,391	9.96%	29.05%
2002	1.30%	28,131	10.06	282,951	11.51%	-0.82%
2001	1.30%	39,799	10.14	403,604	11.97%	-8.93%

Dreyfus A Bonds Plus, Inc.
2005	1.30%	178,348	15.31	2,731,017	4.56%	0.98%
2004	1.30%	213,109	15.16	3,231,535	4.18%	1.76%
2003	1.30%	231,833	14.90	3,454,549	4.07%	3.29%
2002	1.30%	228,069	14.43	3,290,077	4.63%	6.48%
2001	1.30%	202,272	13.55	2,740,365	6.72%	3.23%

Dreyfus Appreciation Fund, Inc.
2005	0.95% to 1.90%	501,974	9.32 to 8.83	5,380,498	1.37%	3.15% to 2.17%
2004	0.95% to 1.90%	499,347	9.04 to 8.64	5,249,026	1.37%	4.57% to 3.56%
2003	0.95% to 1.90%	482,126	8.64 to 8.34	4,861,163	1.33%	19.24% to 18.10%
2002	0.95% to 1.90%	345,694	7.06 to 10.00	3,081,601	0.89%	-18.72% to -17.93%
2001	0.95% to 1.70%	310,248	8.72 to 12.22	3,342,317	0.85%	-12.28% to -11.60%

Dreyfus Balanced Fund, Inc.
2003	0.95% to 1.70%	197,843	9.04 to 8.79	1,978,349	1.29%	16.91% to 16.03%
2002	0.95% to 1.70%	151,031	7.58 to 9.15	1,294,706	2.16%	-17.89% to -17.26%
2001	0.95% to 1.70%	150,473	9.23 to 11.10	1,544,987	2.63%	-6.09% to -5.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Dreyfus Emerging Leaders Fund
2005	0.95% to 1.25%	7,031	$12.29 to 12.08	$85,268	0.00%	8.14% to 7.81%
2004	0.95% to 1.25%	8,093	11.36 to 11.20	90,953	0.00%	13.15% to 12.80%
2003	0.95% to 1.25%	10,101	10.04 to 9.93	100,549	0.00%	38.16% to 37.74%
2002	0.95% to 1.25%	7,585	7.21 to 7.27	54,785	0.00%	-21.16% to -20.92%
2001	0.95% to 1.25%	8,292	9.14 to 9.19	75,926	0.00%	-11.04% to -10.77%

Dreyfus Premier Balanced Opportunity Fund – Class Z
2005	0.95% to 1.60%	197,213	9.90 to 9.83	1,946,577	1.56%	-2.26% to -2.90%
2004	0.95% to 1.70%	213,309	10.13 to 10.13	2,160,468	2.18%	1.29% to 1.27%	(a) (b)

Dreyfus Premier Third Century Fund, Inc. – Class Z, The
2005	0.95% to 1.85%	75,308	6.13 to 5.82	1,045,882	0.37%	2.49% to 1.56%
2004	0.95% to 1.85%	83,260	5.98 to 5.73	1,153,302	0.00%	4.92% to 3.97%
2003	0.95% to 1.85%	94,492	5.70 to 5.52	1,239,435	0.00%	24.68% to 23.55%
2002	0.95% to 1.70%	84,912	4.48 to 14.97	1,005,117	0.00%	-30.58% to -30.04%
2001	0.95% to 1.70%	128,466	6.46 to 21.47	1,894,868	0.00%	-25.02% to -24.45%

Dreyfus S&P 500 Index Fund
2005	1.30%	624,278	28.83	17,995,137	1.28%	3.07%
2004	1.30%	688,019	27.97	19,242,268	1.50%	8.95%
2003	1.30%	712,646	25.67	18,293,906	1.19%	26.42%
2002	1.30%	723,651	20.31	14,693,857	0.99%	-23.52%
2001	1.30%	789,038	26.55	20,949,067	0.88%	-13.51%

Evergreen Equity Income Fund – Class I
2005	1.30%	44,806	24.23	1,085,677	1.56%	2.49%
2004	1.30%	46,314	23.64	1,094,936	1.99%	9.01%
2003	1.30%	39,990	21.69	867,245	2.28%	29.75%
2002	1.30%	35,669	16.71	596,162	2.57%	-13.51%
2001	1.30%	37,440	19.32	723,486	2.93%	-6.61%

Federated Equity Income Fund – Class F Shares
2005	0.95% to 1.50%	11,009	8.54 to 8.29	92,867	1.84%	2.04% to 1.47%
2004	0.95% to 1.50%	12,280	8.37 to 8.17	101,722	1.90%	11.90% to 11.28%
2003	0.95% to 1.50%	14,167	7.48 to 7.34	105,332	2.08%	22.76% to 22.08%
2002	0.95% to 1.50%	9,824	6.02 to 6.09	59,545	1.40%	-20.63% to -20.19%
2001	1.20% to 1.50%	4,072	7.58 to 7.61	30,976	2.25%	-12.64% to -12.37%

Federated High Yield Trust
2005	0.95% to 1.90%	173,763	12.17 to 11.52	2,037,470	7.54%	1.46% to 0.49%
2004	0.95% to 1.85%	202,267	11.99 to 11.49	2,340,085	9.67%	10.57% to 9.57%
2003	0.95% to 1.90%	170,690	10.85 to 10.47	1,793,939	9.41%	21.65% to 20.48%
2002	0.95% to 1.90%	109,902	8.58 to 8.92	949,594	10.16%	-1.84% to -0.89%
2001	0.95% to 1.60%	58,130	8.69 to 9.00	507,289	13.04%	-3.46% to -2.82%

Federated Intermediate Corporate Bond Fund – Institutional Service Class
2005	0.95% to 1.90%	66,370	12.91 to 12.27	850,195	5.00%	1.09% to 0.12%
2004	0.95% to 1.85%	68,364	12.77 to 12.29	866,946	3.94%	2.24% to 1.31%
2003	0.95% to 1.75%	22,611	12.49 to 12.17	280,879	5.02%	5.03% to 4.18%
2002	0.95% to 1.45%	15,511	11.76 to 11.89	183,786	4.85%	7.33% to 7.88%
2001	0.95% to 1.00%	8,388	11.02 to 11.03	92,479	5.55%	6.30% to 6.36%

Federated Investment Series Funds, Inc. – Federated Bond Fund – Class F
2005	0.95% to 2.05%	159,931	14.03 to 13.17	2,396,452	5.70%	0.92% to -0.20%
2004	0.95% to 2.05%	162,608	13.91 to 13.20	2,414,432	6.06%	5.77% to 4.59%
2003	0.95% to 2.05%	160,643	13.15 to 12.62	2,259,338	6.43%	11.80% to 10.56%
2002	0.95% to 2.05%	184,343	11.42 to 12.87	2,314,552	6.83%	4.74% to 5.91%
2001	0.95% to 1.90%	164,544	10.93 to 12.20	1,961,012	8.14%	5.27% to 6.30%

Fidelity® Advisor Balanced Fund – Class A
2005	0.95% to 1.50%	62,215	10.64 to 10.31	654,878	1.93%	4.29% to 3.71%
2004	0.95% to 1.70%	77,870	10.20 to 9.84	788,131	2.36%	4.19% to 3.40%
2003	0.95% to 1.70%	84,334	9.79 to 9.52	820,544	2.29%	16.75% to 15.87%
2002	0.95% to 1.70%	81,046	8.22 to 8.38	676,669	2.76%	-10.35% to -9.66%
2001	0.95% to 1.70%	71,335	9.16 to 9.28	660,892	3.11%	-3.40% to -2.66%

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® Advisor Balanced Fund – Class T
2005	1.30%	73,624	$15.56	$1,145,848	1.67%	3.61%
2004	1.30%	85,032	15.02	1,277,305	2.10%	3.60%
2003	1.30%	83,221	14.50	1,206,630	2.04%	16.02%
2002	1.30%	85,330	12.50	1,066,341	2.31%	-10.26%
2001	1.30%	86,449	13.92	1,203,797	2.61%	-3.19%

Fidelity® Advisor Equity Growth Fund – Class A
2005	0.95% to 1.65%	135,715	6.83 to 6.58	919,599	0.00%	4.38% to 3.65%
2004	0.95% to 1.70%	196,942	6.54 to 6.33	1,280,886	0.00%	1.87% to 1.10%
2003	0.95% to 1.70%	176,059	6.42 to 6.27	1,126,698	0.00%	30.82% to 29.83%
2002	0.95% to 1.70%	103,982	4.83 to 4.91	508,932	0.00%	-31.71% to -31.19%
2001	0.95% to 1.70%	51,875	7.07 to 7.13	369,764	0.00%	-19.35% to -18.73%

Fidelity® Advisor Equity Income Fund – Class A
2005	0.95% to 1.90%	313,369	13.50 to 12.78	4,189,354	0.95%	5.42% to 4.41%
2004	0.95% to 1.90%	315,936	12.80 to 12.24	4,012,980	0.93%	11.06% to 9.99%
2003	0.95% to 1.90%	287,775	11.53 to 11.13	3,300,260	1.05%	27.53% to 26.31%
2002	0.95% to 1.90%	207,180	8.81 to 9.04	1,864,143	0.99%	-17.11% to -16.31%
2001	0.95% to 1.70%	116,878	10.67 to 10.80	1,260,302	0.90%	-3.88% to -3.14%

Fidelity® Advisor Equity Income Fund – Class T
2005	1.30%	200,850	21.28	4,273,989	0.73%	4.80%
2004	1.30%	207,282	20.31	4,208,916	0.78%	10.44%
2003	1.30%	182,726	18.39	3,359,593	0.87%	26.74%
2002	1.30%	173,217	14.51	2,512,751	0.68%	-16.74%
2001	1.30%	145,153	17.42	2,528,949	0.58%	-3.70%

Fidelity® Advisor Growth Opportunities Fund – Class A
2005	0.95% to 1.90%	121,384	8.02 to 7.60	959,159	0.23%	7.60% to 6.57%
2004	0.95% to 1.90%	77,514	7.46 to 7.13	571,773	0.59%	6.07% to 5.05%
2003	0.95% to 1.90%	55,941	7.03 to 6.79	390,109	0.36%	28.16% to 26.94%
2002	0.95% to 1.90%	41,447	5.35 to 5.48	226,006	0.90%	-23.82% to -23.08%
2001	0.95% to 1.80%	28,345	7.03 to 7.13	201,522	0.94%	-16.56% to -15.83%

Fidelity® Advisor Growth Opportunities Fund – Class T
2005	1.30%	294,745	14.25	4,198,792	0.02%	7.03%
2004	1.30%	330,246	13.31	4,395,405	0.28%	5.56%
2003	1.30%	370,410	12.61	4,670,127	0.15%	27.58%
2002	1.30%	375,670	9.88	3,712,674	0.44%	-23.44%
2001	1.30%	414,206	12.91	5,347,103	0.58%	-16.25%

Fidelity® Advisor High Income Advantage Fund – Class T
2005	0.95% to 1.90%	153,451	14.13 to 13.38	2,568,910	6.55%	3.62% to 2.63%
2004	0.95% to 1.90%	198,711	13.64 to 13.04	3,230,752	8.41%	13.76% to 12.67%
2003	0.95% to 1.90%	269,387	11.99 to 11.57	3,879,384	12.40%	42.27% to 40.90%
2002	0.95% to 1.90%	222,978	8.21 to 10.88	2,304,935	8.25%	-5.85% to -4.94%
2001	0.95% to 1.80%	198,014	8.74 to 11.48	2,238,779	9.34%	-2.97% to -2.13%

Fidelity® Advisor Overseas Fund – Class A
2005	0.95% to 1.90%	19,671	10.41 to 9.89	202,627	0.83%	13.23% to 12.15%
2004	0.95% to 1.90%	30,133	9.19 to 8.82	274,810	0.14%	11.93% to 10.86%
2003	0.95% to 1.50%	77,409	8.21 to 8.06	631,056	1.45%	42.94% to 42.15%
2002	0.95% to 1.45%	4,402	5.68 to 5.74	25,233	0.00%	-21.29% to -20.89%
2001	0.95% to 1.20%	5,894	7.24 to 7.26	42,703	0.00%	-21.09% to -20.89%

Fidelity® Asset Manager™
2005	1.30%	155,360	20.72	3,219,428	2.23%	2.68%
2004	1.30%	193,635	20.18	3,907,903	2.46%	4.03%
2003	1.30%	231,668	19.40	4,494,463	2.56%	15.65%
2002	1.30%	242,946	16.77	4,075,286	3.22%	-9.25%
2001	1.30%	284,944	18.48	5,266,966	3.93%	-5.18%

Fidelity® Capital & Income Fund
2005	1.30%	6,767	70.62	477,891	5.89%	3.68%
2004	1.30%	7,899	68.11	538,029	7.26%	11.10%
2003	1.30%	11,090	61.31	679,880	8.32%	37.32%
2002	1.30%	12,054	44.64	538,152	6.64%	-1.71%
2001	1.30%	13,985	45.42	635,168	8.47%	-5.94%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Fidelity® Equity-Income Fund
2005	1.30%	104,705	$100.60	$10,532,987	1.56%	4.36%
2004	1.30%	112,880	96.39	10,880,437	1.56%	9.84%
2003	1.30%	119,162	87.75	10,456,879	1.52%	28.27%
2002	1.30%	121,343	68.41	8,301,198	1.53%	-18.24%
2001	1.30%	137,625	83.67	11,515,266	1.45%	-6.26%

Fidelity® Magellan® Fund
2005	1.30%	636,228	29.02	18,463,355	0.89%	5.04%
2004	1.30%	737,378	27.63	20,371,875	1.18%	6.10%
2003	1.30%	837,429	26.04	21,806,684	0.82%	23.20%
2002	1.30%	941,898	21.14	19,908,044	0.65%	-24.66%
2001	1.30%	1,116,333	28.05	31,317,101	0.41%	-12.81%

Fidelity® Puritan® Fund
2005	1.30%	333,373	29.32	9,775,061	2.54%	3.31%
2004	1.30%	379,994	28.38	10,784,970	2.39%	7.85%
2003	1.30%	407,038	26.31	10,711,174	2.57%	20.61%
2002	1.30%	455,032	21.82	9,927,580	2.97%	-9.11%
2001	1.30%	526,520	24.00	12,638,717	3.28%	-2.35%

Fidelity® VIP – High Income Portfolio – Initial Class
2005	1.30%	874	23.92	20,903	14.72%	1.37%
2004	1.30%	875	23.59	20,644	12.36%	8.17%
2003	1.30%	2,909	21.81	63,450	7.17%	25.61%
2002	1.30%	2,911	17.36	50,542	12.13%	2.10%
2001	1.30%	4,118	17.01	70,036	13.13%	-12.89%

Fidelity® VIP – Overseas Portfolio – Service Class 2 R
2005	0.95% to 1.60%	68,873	13.01 to 12.87	891,815	0.27%	17.62% to 16.85%
2004	0.95% to 1.60%	46,477	11.06 to 11.01	513,365	0.00%	10.63% to 10.14%	(a) (b)

Franklin Mutual Series Fund, Inc. – Mutual Shares Fund – Class A
2005	0.95% to 1.90%	517,613	15.60 to 14.77	8,515,920	1.45%	8.94% to 7.90%
2004	0.95% to 1.90%	476,078	14.32 to 13.69	7,233,403	1.58%	12.42% to 11.34%
2003	0.95% to 1.90%	436,986	12.74 to 12.30	5,924,590	1.40%	24.98% to 23.79%
2002	0.95% to 1.90%	380,780	9.93 to 11.45	4,163,804	1.27%	-12.89% to -12.04%
2001	0.95% to 1.90%	261,828	11.40 to 13.07	3,278,385	1.29%	3.91% to 4.93%

Franklin Small Mid Cap Growth Fund I – Class A
2005	0.95% to 1.90%	319,814	7.84 to 7.42	2,489,754	0.10%	9.50% to 8.45%
2004	0.95% to 1.90%	435,237	7.16 to 6.84	3,094,272	0.00%	11.96% to 10.89%
2003	0.95% to 1.90%	289,019	6.39 to 6.17	1,840,506	0.00%	36.37% to 35.06%
2002	0.95% to 1.90%	185,549	4.57 to 4.69	866,959	0.00%	-30.92% to -30.25%
2001	0.95% to 1.70%	127,318	6.64 to 6.72	854,058	0.36%	-21.89% to -21.29%

Franklin Templeton VIP – Templeton Foreign Securities Fund – Class 3
2005	0.95% to 1.65%	233,560	12.60 to 12.45	2,927,966	1.29%	9.09% to 8.32%
2004	0.95% to 1.65%	206,884	11.55 to 11.50	2,385,079	0.49%	15.52% to 14.98%	(a) (b)

Franklin VIT – Franklin Balance Sheet Investment Fund – Class A
2005	0.95% to 1.85%	175,926	20.33 to 19.38	3,530,946	0.88%	9.85% to 8.86%
2004	0.95% to 1.85%	121,505	18.50 to 17.80	2,225,352	0.89%	24.12% to 22.99%
2003	0.95% to 1.85%	77,941	14.91 to 14.47	1,154,090	0.48%	28.35% to 27.18%
2002	0.95% to 1.70%	42,332	11.42 to 11.62	489,094	0.94%	-7.56% to -6.86%
2001	0.95% to 1.70%	19,653	12.35 to 12.47	244,496	1.96%	15.69% to 16.58%

Gartmore Bond Fund – Class D
2005	0.95% to 2.05%	30,706	13.96 to 13.10	425,554	4.44%	2.15% to 1.02%
2004	0.95% to 2.05%	31,530	13.67 to 12.97	428,495	4.63%	3.83% to 2.68%
2003	0.95% to 2.05%	35,896	13.16 to 12.63	470,273	5.21%	5.38% to 4.21%
2002	0.95% to 2.05%	39,246	12.12 to 12.49	488,618	5.35%	7.03% to 8.23%
2001	0.95% to 1.70%	34,240	11.40 to 11.54	393,896	4.93%	7.97% to 8.80%

Tax qualified
2005	1.30%	28,025	57.42	1,609,330	4.44%	1.79%
2004	1.30%	32,581	56.42	1,838,084	4.63%	3.47%
2003	1.30%	36,727	54.53	2,002,584	5.21%	5.01%
2002	1.30%	39,588	51.93	2,055,664	5.35%	7.85%
2001	1.30%	34,762	48.15	1,673,737	4.93%	8.41%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Non-tax qualified
2005	1.30%	72	$57.18	$4,117	4.44%	1.79%
2004	1.30%	72	56.17	4,045	4.63%	3.47%
2003	1.30%	72	54.29	3,909	5.21%	5.01%
2002	1.30%	72	51.70	3,748	5.35%	7.85%
2001	1.30%	73	47.94	3,500	4.93%	8.41%

Gartmore Bond Index Fund – Class A
2005	0.95% to 1.65%	21,251	12.81 to 12.34	268,493	3.76%	0.90% to 0.19%
2004	0.95% to 1.65%	20,255	12.69 to 12.32	254,381	3.62%	2.75% to 2.02%
2003	0.95% to 1.65%	14,144	12.35 to 12.07	173,477	4.05%	2.20% to 1.47%
2002	0.95% to 1.45%	8,533	11.95 to 12.09	102,628	4.20%	7.87% to 8.41%
2001	0.95% to 1.25%	1,128	11.11 to 11.15	12,549	4.64%	5.80% to 6.13%

Gartmore Government Bond Fund – Class D
2005	0.95% to 1.90%	332,211	13.60 to 12.88	4,825,019	3.93%	1.80% to 0.83%
2004	0.95% to 1.90%	423,678	13.36 to 12.77	6,055,314	3.76%	2.44% to 1.46%
2003	0.95% to 1.90%	473,517	13.04 to 12.59	6,686,754	4.09%	0.93% to -0.04%
2002	0.95% to 1.90%	507,979	12.59 to 14.99	7,158,033	3.97%	8.87% to 9.93%
2001	0.95% to 1.90%	197,497	11.57 to 13.69	2,497,854	4.99%	5.94% to 6.97%

Gartmore Growth Fund – Class A
2005	0.95% to 1.45%	59,143	11.42 to 11.30	671,279	0.04%	5.11% to 4.58%
2004	0.95% to 1.45%	49,930	10.86 to 10.81	540,838	0.14%	6.77% to 6.23%
2003	0.95% to 1.45%	33,909	10.17 to 10.17	344,961	0.00%	1.74% to 1.72%	(a)

Gartmore Growth Fund – Class D
2005	0.95% to 1.45%	24,246	5.54 to 5.39	133,511	0.12%	5.54% to 5.01%
2004	0.95% to 1.45%	31,341	5.25 to 5.13	163,434	0.19%	7.09% to 6.54%
2003	0.95% to 1.45%	38,281	4.90 to 4.81	186,771	0.04%	31.76% to 31.10%
2002	1.00% to 1.45%	12,687	3.67 to 3.72	46,876	0.00%	-29.74% to -29.42%
2001	0.95% to 1.45%	15,463	5.23 to 5.27	81,234	0.00%	-28.84% to -28.48%

Tax qualified
2005	1.30%	15,445	67.19	1,037,727	0.12%	5.17%
2004	1.30%	18,003	63.88	1,150,114	0.19%	6.71%
2003	1.30%	21,965	59.87	1,315,025	0.04%	31.30%
2002	1.30%	19,736	45.60	899,907	0.00%	-29.63%
2001	1.30%	20,929	64.80	1,356,183	0.00%	-28.73%

Non-tax qualified
2005	1.30%	115	70.94	8,158	0.12%	5.17%
2004	1.30%	116	67.45	7,825	0.19%	6.71%
2003	1.30%	116	63.21	7,333	0.04%	31.30%
2002	1.30%	116	48.15	5,599	0.00%	-29.63%
2001	1.30%	179	68.42	12,247	0.00%	-28.73%

Gartmore GVIT ID Aggressive Fund – Class II
2005	1.30%	23,675	11.88	281,322	2.43%	6.53%
2004	1.30%	8,041	11.15	89,690	2.03%	11.54%	(a) (b)

Gartmore GVIT ID Conservative Fund – Class II
2005	1.30%	2,998	10.54	31,608	2.10%	1.97%
2004	1.30%	30	10.34	310	3.23%	3.39%	(a) (b)

Gartmore GVIT ID Moderate Fund – Class II
2005	1.30%	81,006	11.20	906,866	2.44%	3.98%
2004	1.30%	47,710	10.77	513,679	2.23%	7.67%	(a) (b)

Gartmore GVIT ID Moderately Aggressive Fund – Class II
2005	1.30%	83,390	11.62	969,300	2.06%	5.68%
2004	1.30%	48,890	11.00	537,718	1.75%	9.99%	(a) (b)

Gartmore GVIT ID Moderately Conservative Fund – Class II
2005	1.30%	7,929	10.90	86,397	2.76%	3.13%
2004	1.30%	1,048	10.57	11,073	1.90%	5.66%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Gartmore GVIT J.P. Morgan Balanced Fund – Class I
2005	0.95% to 1.50%	21,649	$10.79 to 10.53	$231,136	2.18%	1.57% to 1.01%
2004	0.95% to 1.50%	13,825	10.62 to 10.42	145,621	2.23%	7.46% to 6.86%
2003	0.95% to 1.50%	10,009	9.89 to 9.75	98,367	1.58%	17.29% to 16.64%
2002	1.20% to 1.50%	7,874	8.36 to 8.40	66,041	2.25%	-13.63% to -13.37%
2001	1.20% to 1.30%	8,363	9.69 to 9.70	81,050	1.08%	-3.09% to -3.05%	(a)

Gartmore ID Aggressive Fund – Service Class
2005	0.95% to 1.65%	124,879	10.56 to 10.17	1,304,515	2.02%	6.82% to 6.07%
2004	0.95% to 1.60%	76,169	9.88 to 9.61	745,692	1.77%	12.92% to 12.18%
2003	0.95% to 1.50%	47,094	8.75 to 8.60	409,355	1.12%	30.44% to 29.72%
2002	0.95% to 1.50%	12,677	6.63 to 6.71	84,519	0.75%	-19.63% to -19.18%
2001	1.20% to 1.40%	1,341	8.25 to 8.28	11,072	0.34%	-12.69% to -12.52%

Gartmore ID Conservative Fund – Service Class
2005	0.95% to 1.55%	144,727	11.44 to 11.08	1,640,306	2.64%	2.22% to 1.60%
2004	0.95% to 1.55%	124,360	11.19 to 10.90	1,381,387	2.24%	3.78% to 3.15%
2003	0.95% to 1.50%	73,292	10.78 to 10.59	787,586	2.03%	6.63% to 6.04%
2002	0.95% to 1.45%	32,226	10.00 to 10.11	324,890	7.25%	-0.94% to -0.44%
2001	1.35%	19	10.10	192	7.29%	0.75%

Gartmore ID Moderate Fund – Service Class
2005	0.95% to 1.90%	685,861	11.04 to 10.50	7,507,153	2.55%	4.40% to 3.41%
2004	0.95% to 1.75%	408,308	10.58 to 10.22	4,281,135	2.10%	8.38% to 7.50%
2003	0.95% to 1.75%	109,099	9.76 to 9.51	1,057,085	1.90%	18.57% to 17.61%
2002	0.95% to 1.75%	52,794	8.08 to 8.23	433,241	2.51%	-11.14% to -10.41%
2001	0.95% to 1.45%	20,377	9.13 to 9.19	187,135	2.13%	-6.14% to -5.66%

Gartmore ID Moderately Aggressive Fund – Service Class
2005	0.95% to 1.90%	280,453	10.83 to 10.30	2,998,826	2.31%	6.02% to 5.01%
2004	0.95% to 1.85%	156,228	10.21 to 9.83	1,578,276	1.46%	11.03% to 10.02%
2003	0.95% to 1.50%	155,282	9.20 to 9.03	1,418,116	1.19%	25.11% to 24.42%
2002	0.95% to 1.50%	21,384	7.26 to 7.35	156,352	1.31%	-15.72% to -15.25%
2001	1.35% to 1.45%	195	8.62 to 8.63	1,681	1.19%	-10.11% to -10.02%

Gartmore ID Moderately Conservative Fund – Service Class
2005	0.95% to 1.65%	169,351	11.36 to 10.94	1,906,350	2.75%	3.41% to 2.69%
2004	0.95% to 1.65%	112,334	10.98 to 10.66	1,227,135	2.30%	6.04% to 5.30%
2003	0.95% to 1.50%	80,598	10.36 to 10.17	831,220	1.27%	12.45% to 11.83%
2002	1.20% to 1.45%	9,259	9.10 to 9.16	84,474	2.32%	-5.63% to -5.39%
2001	1.50%	141	9.64	1,360	2.06%	-2.65%

Gartmore International Index Fund – Class A
2005	1.10% to 1.90%	1,811	10.78 to 10.33	19,359	1.54%	12.27% to 11.37%
2004	1.10% to 1.90%	4,530	9.60 to 9.27	43,218	0.18%	17.83% to 16.87%
2003	1.10% to 1.90%	86,263	8.15 to 7.94	700,429	1.07%	35.53% to 34.43%
2002	1.10% to 1.90%	564	5.90 to 6.01	3,377	1.86%	-19.27% to -18.61%
2001	1.20% to 1.45%	257	7.35 to 7.38	1,893	0.53%	-23.65% to -23.45%

Gartmore Large Cap Value Fund – Class A
2005	0.95% to 1.65%	149,960	13.99 to 13.44	2,032,432	1.06%	6.26% to 5.51%
2004	0.95% to 1.65%	117,301	13.16 to 12.74	1,500,937	1.05%	14.78% to 13.97%
2003	0.95% to 1.90%	99,480	11.47 to 11.07	1,115,437	1.03%	26.81% to 25.60%
2002	0.95% to 1.90%	64,810	8.76 to 9.04	572,276	0.84%	-15.43% to -14.61%
2001	0.95% to 1.50%	56,771	10.30 to 10.59	589,278	1.05%	-6.22% to -5.69%

Gartmore Mid Cap Market Index Fund – Class A
2005	0.95% to 1.90%	73,263	13.48 to 12.82	977,790	0.93%	10.76% to 9.71%
2004	0.95% to 1.90%	64,225	12.17 to 11.69	775,258	0.42%	14.48% to 13.39%
2003	0.95% to 1.90%	40,923	10.63 to 10.31	433,003	0.39%	33.11% to 31.83%
2002	0.95% to 1.90%	32,942	7.82 to 7.99	262,216	0.43%	-16.89% to -16.08%
2001	0.95% to 1.45%	1,678	9.46 to 9.52	15,935	0.74%	-3.21% to -2.72%

Gartmore Money Market Fund – Prime Shares
2005	1.30%	387,808	23.24	9,011,956	2.89%	1.38%
2004	1.30%	412,803	22.92	9,461,896	0.86%	-0.48%
2003	1.30%	464,749	23.03	10,703,514	0.65%	-0.69%
2002	1.30%	588,136	23.19	13,639,591	1.09%	-0.19%
2001	1.30%	645,265	23.24	14,992,880	3.53%	2.11%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Tax qualified
2005	1.30%	4,426	$29.26	$129,511	2.89%	1.38%
2004	1.30%	5,046	28.86	145,638	0.86%	-0.48%
2003	1.30%	7,279	29.00	211,093	0.65%	-0.69%
2002	1.30%	44,653	29.20	1,303,965	1.09%	-0.19%
2001	1.30%	13,826	29.26	404,517	3.53%	2.11%

Non-tax qualified
2005	1.30%	822	29.45	24,205	2.89%	1.38%
2004	1.30%	825	29.04	23,962	0.86%	-0.48%
2003	1.30%	827	29.18	24,135	0.65%	-0.69%
2002	1.30%	830	29.39	24,405	1.09%	-0.19%
2001	1.30%	833	29.44	24,526	3.53%	2.11%

Gartmore Money Market Fund – Service Class
2005	0.95% to 2.25%	449,909	10.68 to 9.59	4,750,529	3.77%	1.60% to 0.27%
2004	0.95% to 2.25%	260,132	10.51 to 9.57	2,706,289	0.46%	-0.28% to -1.59%
2003	0.95% to 2.25%	1,054,174	10.54 to 9.72	11,007,017	0.53%	-0.45% to -1.76%
2002	0.95% to 1.90%	767,343	10.32 to 10.59	8,076,213	0.95%	-0.91% to 0.05%
2001	0.95% to 1.75%	456,054	10.44 to 10.58	4,813,949	3.25%	1.57% to 2.40%

Gartmore Nationwide Fund – Class D
2005	0.95% to 1.65%	39,655	9.96 to 9.57	389,996	0.82%	6.34% to 5.60%
2004	0.95% to 1.65%	39,211	9.36 to 9.06	363,697	1.17%	8.73% to 7.96%
2003	0.95% to 1.65%	37,314	8.61 to 8.39	319,313	0.81%	25.89% to 25.00%
2002	0.95% to 1.90%	14,376	6.67 to 6.84	97,884	0.83%	-18.70% to -17.92%
2001	0.95% to 1.80%	24,097	8.21 to 8.33	200,101	0.60%	-13.54% to -12.79%

Tax qualified
2005	1.30%	42,114	121.99	5,137,308	0.82%	5.97%
2004	1.30%	48,114	115.11	5,538,559	1.17%	8.35%
2003	1.30%	50,848	106.25	5,402,439	0.81%	25.45%
2002	1.30%	51,953	84.69	4,400,104	0.83%	-18.21%
2001	1.30%	53,874	103.55	5,578,402	0.60%	-13.10%

Non-tax qualified
2005	1.30%	56	127.06	7,115	0.82%	5.97%
2004	1.30%	56	119.90	6,715	1.17%	8.35%
2003	1.30%	56	110.67	6,197	0.81%	25.45%
2002	1.30%	60	88.22	5,269	0.83%	-18.21%
2001	1.30%	92	107.85	9,922	0.60%	-13.10%

Gartmore S&P 500 Index Fund – Service Class
2005	0.95% to 2.25%	460,212	8.52 to 9.31	4,044,529	1.24%	3.26% to 1.90%
2004	0.95% to 2.25%	427,342	8.25 to 9.14	3,652,845	1.28%	9.25% to 7.81%
2003	0.95% to 2.25%	423,786	7.55 to 8.48	3,324,284	1.02%	26.57% to 24.92%
2002	0.95% to 2.05%	374,477	5.79 to 6.96	2,315,159	0.92%	-24.26% to -23.41%
2001	0.95% to 1.80%	299,497	7.68 to 9.12	2,460,849	0.69%	-13.92% to -13.17%

Gartmore Small Cap Fund – Class A
2005	0.95% to 1.65%	229,634	17.59 to 16.90	4,645,571	0.00%	21.35% to 20.50%
2004	0.95% to 1.65%	231,298	14.50 to 14.02	3,913,587	0.00%	24.57% to 23.69%
2003	0.95% to 1.65%	153,649	11.64 to 11.34	2,125,948	0.00%	46.61% to 45.57%
2002	0.95% to 1.45%	74,127	7.83 to 9.74	707,046	0.00%	-19.73% to -19.32%
2001	0.95% to 1.45%	39,865	9.76 to 12.12	476,153	0.00%	-3.32% to -2.82%

Gartmore Small Cap Index Fund – Class A
2005	0.95% to 1.65%	61,125	12.98 to 12.50	785,085	0.80%	3.35% to 2.62%
2004	0.95% to 1.65%	65,067	12.56 to 12.18	811,847	0.70%	16.64% to 15.82%
2003	0.95% to 1.65%	27,945	10.76 to 10.52	298,888	0.49%	44.06% to 43.05%
2002	0.95% to 1.50%	7,171	7.38 to 7.47	53,271	1.32%	-22.13% to -21.69%
2001	0.95% to 1.50%	846	9.48 to 9.54	8,046	0.72%	0.14% to 0.70%

Gartmore Value Opportunities Fund – Class A
2005	0.95% to 1.60%	21,774	14.91 to 14.41	321,355	0.12%	6.87% to 6.17%
2004	0.95% to 1.60%	45,590	13.95 to 13.57	632,586	0.07%	12.33% to 11.59%
2003	0.95% to 1.60%	15,946	12.42 to 12.16	196,853	0.07%	35.40% to 34.51%
2002	0.95% to 1.60%	4,444	9.04 to 9.17	40,469	0.68%	-15.73% to -15.18%
2001	1.25% to 1.50%	313	10.74 to 10.78	3,366	0.53%	0.31% to 0.57%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Janus Adviser Balanced Fund
2005	0.95% to 1.70%	129,865	$11.04 to 10.60	$1,417,997	1.44%	6.65% to 5.84%
2004	0.95% to 1.90%	127,676	10.35 to 9.93	1,308,970	1.53%	7.39% to 6.36%
2003	0.95% to 1.90%	148,887	9.64 to 9.34	1,427,611	1.93%	12.92% to 11.84%
2002	0.95% to 1.70%	107,570	8.39 to 8.53	915,474	2.04%	-8.16% to -7.46%
2001	0.95% to 1.70%	33,047	9.13 to 9.22	304,374	2.69%	-6.47% to -5.75%

Janus Adviser International Growth Fund
2005	1.20% to 1.90%	4,763	10.27 to 9.89	48,758	0.57%	30.15% to 29.24%
2004	1.20% to 1.90%	6,398	7.89 to 7.65	50,327	0.08%	18.41% to 17.58%
2003	1.20% to 1.50%	109,672	6.66 to 6.60	730,459	0.97%	33.16% to 32.76%
2002	1.05% to 1.45%	7,960	4.97 to 5.02	39,797	0.66%	-26.70% to -26.40%
2001	1.05% to 1.60%	2,188	6.77 to 6.82	14,898	0.72%	-24.03% to -23.60%

Janus Adviser Worldwide Fund – Class S
2005	0.95% to 1.90%	92,412	6.72 to 6.38	612,548	0.68%	5.06% to 4.06%
2004	0.95% to 1.90%	132,162	6.39 to 6.14	835,980	0.28%	3.74% to 2.74%
2003	0.95% to 1.90%	212,407	6.16 to 5.97	1,299,031	0.63%	21.67% to 20.50%
2002	0.95% to 1.90%	189,431	4.96 to 5.06	954,394	0.38%	-27.41% to -26.71%
2001	0.95% to 1.80%	153,530	6.84 to 6.91	1,058,035	0.19%	-22.51% to -21.83%

Janus Fund
2005	0.95% to 2.05%	587,461	5.84 to 5.48	7,869,103	0.06%	2.99% to 1.85%
2004	0.95% to 2.05%	710,079	5.67 to 5.38	9,546,393	0.00%	3.69% to 2.54%
2003	0.95% to 2.05%	840,546	5.47 to 5.25	11,013,476	0.00%	30.46% to 29.01%
2002	0.95% to 2.05%	927,009	4.07 to 12.76	9,380,070	0.00%	-29.05% to -28.25%
2001	0.95% to 1.80%	1,057,293	5.76 to 17.85	15,177,679	0.00%	-27.47% to -26.81%

Janus Twenty Fund
2005	0.95% to 1.90%	1,016,777	5.99 to 5.67	23,689,667	0.20%	8.38% to 7.35%
2004	0.95% to 1.90%	1,174,936	5.53 to 5.29	24,875,542	0.03%	22.72% to 21.54%
2003	0.95% to 1.90%	1,367,638	4.51 to 4.35	22,785,027	0.51%	24.12% to 22.93%
2002	0.95% to 1.90%	1,505,246	3.54 to 18.40	20,571,379	0.59%	-25.47% to -24.74%
2001	0.95% to 1.80%	1,693,929	4.75 to 24.54	30,903,488	0.72%	-30.49% to -29.88%

Janus Worldwide Fund
2005	0.95% to 1.50%	435,577	5.94 to 5.76	6,381,844	1.03%	4.84% to 4.26%
2004	0.95% to 1.50%	552,324	5.67 to 5.52	7,768,920	0.65%	4.53% to 3.95%
2003	0.95% to 1.50%	745,134	5.42 to 5.31	10,109,603	0.94%	23.06% to 22.37%
2002	0.95% to 1.50%	864,427	4.34 to 11.28	9,510,531	0.72%	-27.13% to -26.72%
2001	0.95% to 1.50%	1,078,979	5.96 to 15.44	15,661,803	0.02%	-24.04% to -23.61%

Lazard Small Cap Portfolio – Open Shares
2005	0.95% to 1.90%	164,638	16.43 to 15.56	2,918,919	0.00%	2.94% to 1.96%
2004	0.95% to 1.90%	194,132	15.96 to 15.26	3,342,506	0.02%	13.81% to 12.72%
2003	0.95% to 1.90%	168,554	14.02 to 13.54	2,558,176	0.00%	37.25% to 35.93%
2002	0.95% to 1.90%	255,464	9.96 to 11.25	2,744,647	0.00%	-19.39% to -18.60%
2001	0.95% to 1.90%	103,663	12.35 to 13.87	1,414,930	0.13%	15.44% to 16.56%

MFS®Strategic Income Fund – Class A
2005	1.30%	78,799	12.98	1,022,538	6.04%	0.76%
2004	1.30%	69,176	12.88	890,884	5.95%	6.91%
2003	1.30%	61,538	12.05	741,264	6.42%	12.30%
2002	1.30%	39,645	10.73	425,225	6.58%	5.99%
2001	1.30%	34,722	10.12	351,384	2.62%	1.20%	(a) (b)

Nationwide® Large Cap Growth Fund – Class A
2002	1.20% to 1.45%	41,537	4.12 to 5.63	214,128	0.00%	-29.31% to -29.13%
2001	0.95% to 1.45%	13,422	5.83 to .96	97,173	0.00%	-21.90% to -21.50%

Neuberger Berman EF – Guardian Fund – Investor Class Shares
2005	1.30%	148,320	20.71	3,071,220	0.65%	7.03%
2004	1.30%	167,914	19.35	3,248,495	0.29%	14.55%
2003	1.30%	193,335	16.89	3,265,121	0.29%	33.38%
2002	1.30%	241,595	12.66	3,058,980	0.82%	-26.71%
2001	1.30%	291,417	17.28	5,034,831	0.81%	-3.13%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Neuberger Berman EF – Partners Fund – Investor Class Shares
2005	1.30%	208,718	$34.36	$7,172,124	1.01%	16.46%
2004	1.30%	185,415	29.51	5,470,922	0.70%	17.66%
2003	1.30%	201,663	25.08	5,057,026	0.03%	34.11%
2002	1.30%	209,534	18.70	3,917,971	0.15%	-25.80%
2001	1.30%	247,749	25.20	6,243,516	0.36%	-4.29%

Neuberger Berman ET – Genesis Fund – Trust Class Shares
2005	0.95% to 1.90%	807,488	22.34 to 21.15	18,319,479	0.00%	15.20% to 14.10%
2004	0.95% to 1.90%	738,855	19.39 to 18.54	14,615,405	0.00%	17.55% to 16.42%
2003	0.95% to 1.90%	606,006	16.49 to 15.92	10,220,042	0.00%	30.40% to 29.16%
2002	0.95% to 1.90%	507,180	12.33 to 13.18	6,601,375	0.00%	-4.84% to -3.92%
2001	0.95% to 1.65%	327,635	13.01 to 13.76	4,458,041	0.00%	10.22% to 11.01%

Neuberger Berman ET – Guardian Fund – Trust Class Shares
2005	0.95% to 1.50%	27,967	11.01 to 10.67	303,702	0.48%	7.23% to 6.64%
2004	0.95% to 1.50%	39,609	10.27 to 10.01	402,509	0.22%	14.83% to 14.20%
2003	0.95% to 1.55%	39,493	8.95 to 8.75	350,024	0.20%	33.73% to 32.92%
2002	0.95% to 1.55%	39,007	6.58 to 6.69	259,236	0.88%	-27.06% to -26.61%
2001	0.95% to 1.55%	26,591	9.02 to 9.11	241,440	0.97%	-3.46% to -2.86%

Neuberger Berman ET – Partners Fund – Trust Class Shares
2005	0.95% to 1.90%	43,693	13.39 to 12.68	576,139	0.51%	16.69% to 15.58%
2004	0.95% to 1.90%	31,510	11.47 to 10.97	358,723	0.66%	17.89% to 16.76%
2003	0.95% to 1.90%	23,117	9.73 to 9.39	223,623	0.00%	34.37% to 33.09%
2002	0.95% to 1.90%	20,457	7.06 to 7.24	147,302	0.00%	-26.34% to -25.62%
2001	0.95% to 1.45%	19,125	9.65 to 9.74	185,603	0.29%	-4.66% to -4.17%

Neuberger Berman ET – Socially Responsive Fund – Trust Class Shares
2005	0.95% to 1.45%	43,761	12.04 to 11.94	524,937	0.63%	6.43% to 5.90%
2004	0.95% to 1.40%	7,845	11.31 to 11.28	88,574	0.02%	13.13% to 12.79%	(a) (b)

Neuberger Berman Limited Maturity Bond Fund®– Investor Class Shares
2005	1.30%	72,068	14.29	1,029,836	3.86%	0.25%
2004	1.30%	90,347	14.25	1,287,763	3.60%	-0.39%
2003	1.30%	97,423	14.31	1,394,009	3.71%	1.20%
2002	1.30%	89,370	14.14	1,263,616	4.77%	3.74%
2001	1.30%	87,855	13.63	1,197,430	5.09%	6.99%

Oppenheimer Capital Appreciation Fund A
2005	0.95% to 1.80%	360,986	8.06 to 7.71	2,888,178	0.61%	3.70% to 2.82%
2004	0.95% to 1.80%	327,920	7.77 to 7.49	2,533,507	0.00%	5.45% to 4.54%
2003	0.95% to 1.80%	213,208	7.37 to 7.17	1,565,653	0.00%	28.23% to 27.13%
2002	0.95% to 1.80%	98,464	5.64 to 5.75	563,983	0.00%	-27.59% to -26.96%
2001	0.95% to 1.70%	48,520	7.80 to 7.87	381,399	0.00%	-14.19% to -13.53%

Oppenheimer Champion Income Fund A
2005	0.95% to 1.45%	23,082	12.37 to 12.20	284,436	6.20%	1.68% to 1.17%
2004	0.95% to 1.45%	12,480	12.16 to 12.06	151,387	7.34%	8.17% to 7.63%
2003	0.95% to 1.45%	6,563	11.24 to 11.21	73,749	5.79%	12.45% to 12.06%	(a) (b)

Oppenheimer Global Fund A
2005	0.95% to 1.90%	526,968	12.01 to 11.37	14,749,212	0.60%	12.75% to 11.68%
2004	0.95% to 1.90%	625,115	10.65 to 10.18	16,086,858	0.54%	17.54% to 16.42%
2003	0.95% to 2.25%	799,413	9.06 to 9.80	17,127,357	0.80%	41.72% to 39.86%
2002	0.95% to 1.90%	645,872	6.23 to 25.81	11,057,926	0.00%	-23.92% to -23.19%
2001	0.95% to 1.90%	1,741,535	8.19 to 8.32	14,413,609	0.00%	-13.49% to -12.64%

Oppenheimer Global Securities Fund/VA – Class 4
2005	0.95% to 2.25%	436,757	13.07 to 12.79	5,682,456	0.76%	12.97% to 11.49%
2004	0.95% to 2.25%	298,367	11.57 to 11.47	3,445,679	0.00%	15.69% to 14.68%	(a) (b)

Oppenheimer Strategic Income Fund – Class A
2005	0.95% to 1.60%	43,760	14.27 to 13.79	617,703	7.58%	3.17% to 2.49%
2004	0.95% to 1.45%	27,596	13.84 to 13.54	378,215	7.32%	8.58% to 8.03%
2003	0.95% to 1.45%	18,797	12.74 to 12.54	237,385	4.89%	18.46% to 17.86%
2002	1.20% to 1.45%	8,948	10.64 to 10.70	95,479	6.94%	5.30% to 5.56%
2001	1.25% to 1.45%	2,330	10.10 to 10.13	23,590	15.96%	2.06% to 2.27%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Phoenix Balanced Fund – Class A
2005	1.30%	57,925	$19.49	$1,129,059	1.94%	0.16%
2004	1.30%	58,000	19.46	1,128,718	2.21%	5.77%
2003	1.30%	53,906	18.40	991,782	2.02%	17.06%
2002	1.30%	48,209	15.72	757,712	2.61%	-12.71%
2001	1.30%	48,287	18.01	869,481	2.71%	0.59%

PIMCO Total Return Fund – Class A
2005	0.95% to 2.25%	316,198	13.38 to 11.89	4,186,754	3.18%	1.43% to 0.10%
2004	0.95% to 2.25%	294,143	13.19 to 11.87	3,848,466	2.08%	3.65% to 2.29%
2003	0.95% to 2.25%	203,571	12.73 to 11.61	2,573,697	2.94%	4.07% to 2.70%
2002	0.95% to 1.80%	147,395	12.00 to 12.23	1,793,691	3.28%	7.67% to 8.60%
2001	0.95% to 1.50%	39,495	11.18 to 11.26	443,700	7.24%	7.33% to 7.93%

Putnam International Equity Fund – Class A
2005	1.45% to 1.50%	265	16.07 to 16.05	4,258	2.08%	10.95% to 10.89%
2004	1.45% to 1.50%	265	14.48 to 14.47	3,838	0.03%	14.55% to 14.49%
2003	1.20% to 1.50%	24,231	12.66 to 12.64	306,866	3.32%	26.65% to 26.39%	(a) (b)

Putnam Voyager Fund – Class A
2005	0.95% to 1.50%	12,850	12.77 to 12.58	163,516	0.86%	4.50% to 3.92%
2004	0.95% to 1.20%	8,723	12.22 to 12.17	106,490	0.00%	3.80% to 3.54%
2003	0.95% to 1.45%	6,455	11.77 to 11.73	75,971	0.00%	17.71% to 17.31%	(a) (b)

Strong Advisor Mid Cap Growth Fund – Class Z
2004	0.95% to 1.50%	63,387	5.10 to 4.98	320,230	0.00%	17.28% to 16.63%
2003	0.95% to 1.50%	52,440	4.35 to 4.27	226,739	0.00%	32.98% to 32.24%
2002	0.95% to 1.45%	18,389	3.23 to 3.27	59,785	0.00%	-38.63% to -38.32%
2001	1.10% to 1.45%	2,739	5.27 to 5.29	14,464	0.00%	-31.87% to -31.63%

Templeton Foreign Fund – Class A
2005	0.95% to 1.65%	291,056	14.33 to 13.77	5,675,305	1.52%	9.59% to 8.81%
2004	0.95% to 1.65%	363,832	13.08 to 12.66	6,474,126	1.75%	17.02% to 16.19%
2003	0.95% to 1.65%	491,545	11.18 to 10.89	7,349,490	1.99%	29.28% to 28.36%
2002	0.95% to 1.50%	397,854	8.52 to 13.67	4,892,982	1.65%	-10.02% to -9.51%
2001	0.95% to 1.60%	356,734	9.45 to 15.16	5,176,972	2.52%	-9.40% to -8.80%

Van Kampen Growth and Income Fund – Class A
2005	0.95% to 1.90%	145,322	15.26 to 14.87	2,209,824	1.33%	8.83% to 7.79%
2004	0.95% to 1.85%	107,166	14.02 to 13.81	1,500,210	1.14%	12.86% to 11.83%
2003	0.95% to 1.45%	38,228	12.42 to 12.38	474,848	0.59%	24.24% to 23.82%	(a)

Van Kampen Growth Fund – Class A
2005	0.95% to 1.55%	27,114	17.17 to 16.90	464,288	0.00%	16.50% to 15.79%
2004	0.95% to 1.55%	9,302	14.74 to 14.59	136,813	0.00%	19.88% to 19.15%
2003	0.95% to 1.45%	1,518	12.30 to 12.26	18,651	0.00%	22.98% to 22.57%	(a)

Van Kampen Real Estate Securities Fund – Class A
2005	0.95% to 1.90%	71,646	19.96 to 19.46	1,422,868	1.66%	15.50% to 14.39%
2004	0.95% to 1.90%	38,415	17.29 to 17.01	661,824	1.32%	35.38% to 34.08%
2003	0.95% to 1.65%	5,655	12.77 to 12.71	72,097	2.27%	27.69% to 27.09%	(a) (b)

Waddell & Reed Advisors Small Cap Fund, Inc. – Class A
2005	0.95% to 1.60%	16,011	15.28 to 15.01	243,451	0.00%	11.31% to 10.58%
2004	0.95% to 1.45%	11,284	13.73 to 13.61	154,603	0.00%	12.18% to 11.62%
2003	1.20% to 1.25%	747	12.22 to 12.21	9,125	0.00%	22.16% to 22.12%	(a)

Wells Fargo Advantage Funds – Common Stock Fund – Class Z
2005	0.95% to 1.90%	279,865	12.42 to 11.76	4,275,989	0.00%	10.95% to 9.89%
2004	0.95% to 1.90%	319,273	11.20 to 10.70	4,395,409	0.00%	8.91% to 7.87%
2003	0.95% to 1.90%	332,850	10.28 to 9.92	4,210,020	0.00%	37.38% to 36.07%
2002	0.95% to 1.90%	305,307	7.29 to 10.88	2,890,786	0.00%	-20.80% to -20.03%
2001	0.95% to 1.70%	264,765	9.24 to 13.65	3,131,330	0.00%	-3.38% to -2.64%

Wells Fargo Advantage Funds – Growth and Income Fund
2005	0.95% to 1.85%	36,681	6.91 to 6.59	251,415	0.41%	-2.74% to -3.62%
2004	0.95% to 1.85%	36,418	7.11 to 6.84	256,955	0.48%	7.85% to 6.87%
2003	0.95% to 1.85%	33,718	6.59 to 6.40	221,102	0.19%	23.26% to 22.14%
2002	0.95% to 1.45%	18,511	5.29 to 5.35	98,434	0.01%	-22.97% to -22.57%
2001	0.95% to 1.45%	2,793	6.86 to 6.91	19,241	0.00%	-21.23% to -20.83%
(Continued)

NATIONWIDE VARIABLE ACCOUNT (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense *Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income **Ratio**	Total ***Return***
Wells Fargo Advantage Funds – Growth Fund
2005	0.95% to 1.45%	15,301	$11.95 to 11.82	$181,762	0.00%	7.96% to 7.42%
2004	0.95% to 1.45%	1,702	11.07 to 11.00	18,787	0.00%	11.50% to 10.93%

Wells Fargo Advantage Funds – Large Cap Growth Fund
2005	1.30%	86,404	23.86	2,061,588	0.00%	6.47%
2004	1.30%	89,847	22.41	2,013,457	0.00%	7.23%
2003	1.30%	104,342	20.90	2,180,594	0.00%	25.19%
2002	1.30%	109,741	16.69	1,832,011	0.00%	-30.81%
2001	1.30%	139,555	24.13	3,367,016	0.00%	-33.16%

Wells Fargo Advantage FundsSM – Mid Cap Growth Fund – Class Z
2005	0.95% to 1.50%	35,742	11.13 to 11.08	397,069	0.00%	11.25% to 10.80%	(a) (b)

2005 Reservs for annuity contracts in payout phase:				82,830

2005 Contract owners’ equity				$348,541,242

2004 Reserves for annuity contracts in payout phase:				86,864

2004 Contract owners’ equity				$343,538,465

2003 Reserves for annuity contracts in payout phase:				86,845

2003 Contract owners’ equity				$328,058,126

2002 Reserves for annuity contracts in payout phase:				76,586

2002 Contract owners’ equity				$261,873,293

2001 Reserves for annuity contracts in payout phase:				112,595

2001 Contract owners’ equity				$321,523,190

*
This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**
This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***
This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units. The inclusion of these expenses in the calculation would result in a reduction of the total return presented.

(a) & (b)
Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

†
Under a substitution order effective in 2001, the MFS®Strategic Income Fund – Class A was substituted for the MFS®Global Governments Fund – Class A. The financial highlights present data for the MFS®Global Governments Fund – Class A through 2000 and MFS®Strategic Income Fund – Class A thereafter.

Report of Independent Registered Public Accounting Firm
The Board of Directors and Shareholder
Nationwide Life Insurance Company:
We have audited the consolidated financial statements of Nationwide Life Insurance Company and subsidiaries (the Company) as listed in the accompanying index. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in note 3 to the consolidated financial statements, the Company adopted the American Institute of Certified Public Accountants’ Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.

/s/ KPMG LLP
Columbus, Ohio March 1, 2006

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Income
(in millions)

	Years ended December 31,
	2005	2004	2003
Revenues:
Policy charges	$1,055.1	$1,025.2	$924.1
Life insurance premiums	260.0	270.4	279.8
Net investment income	2,105.2	2,000.5	1,973.1
Net realized gains (losses) on investments, hedging instruments and hedged items	10.6	(36.4)	(85.2)
Other	2.2	9.8	12.8

Total revenues	3,433.1	3,269.5	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Other benefits and claims	377.5	369.2	380.0
Policyholder dividends on participating policies	33.1	36.2	41.2
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Interest expense on debt, primarily with Nationwide Financial Services, Inc. (NFS)	66.3	59.8	48.4
Other operating expenses	538.8	582.0	515.5

Total benefits and expenses	2,813.0	2,734.5	2,670.2

Income from continuing operations before federal income tax expense	620.1	535.0	434.4
Federal income tax expense	95.6	120.0	96.2

Income from continuing operations	524.5	415.0	338.2
Cumulative effect of adoption of accounting principles, net of taxes	—	(3.3)	(0.6)

Net income	$524.5	$411.7	$337.6

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Balance Sheets
(in millions, except per share amounts)

	December 31,
	2005	2004
Assets
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $26,958.9 in 2005; $26,708.7 in 2004)	$27,198.1	$27,652.0
Equity securities (cost $35.1 in 2005; $37.7 in 2004)	42.1	48.1
Mortgage loans on real estate, net	8,458.9	8,649.2
Real estate, net	84.9	83.9
Policy loans	604.7	644.5
Other long-term investments	641.5	539.6
Short-term investments, including amounts managed by a related party	1,596.6	1,645.8

Total investments	38,626.8	39,263.1

Cash	0.9	15.5
Accrued investment income	344.0	364.2
Deferred policy acquisition costs	3,597.9	3,416.6
Other assets	1,699.1	2,099.8
Assets held in separate accounts	62,689.8	60,798.7

Total assets	$106,958.5	$105,957.9

Liabilities and Shareholder’s Equity
Liabilities:
Future policy benefits and claims	$35,941.1	$36,383.1
Short-term debt	242.3	215.0
Long-term debt, payable to NFS	700.0	700.0
Other liabilities	3,130.1	3,645.2
Liabilities related to separate accounts	62,689.8	60,798.7

Total liabilities	102,703.3	101,742.0

Shareholder’s equity:
Common stock, $1 par value; authorized - 5.0 shares; issued and outstanding - 3.8 shares	3.8	3.8
Additional paid-in capital	274.4	274.4
Retained earnings	3,883.4	3,543.9
Accumulated other comprehensive income	93.6	393.8

Total shareholder’s equity	4,255.2	4,215.9

Total liabilities and shareholder’s equity	$106,958.5	$105,957.9

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Shareholder’s Equity
(in millions)

	Capital shares	Additional paid-in capital	Retained earnings	Accumlated other comprehensive income	Total shareholder’s equity
Balance as of December 31, 2002	$3.8	$171.1	$2,979.6	$394.3	$3,548.8
Comprehensive income:
Net income	—	—	337.6	—	337.6
Net unrealized gains on securities available-for-sale arising during the period, net of taxes	—	—	—	99.6	99.6
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(26.6)	(26.6)

Total comprehensive income					410.6

Capital contributed by NFS	—	200.2	—	—	200.2
Capital returned to NFS	—	(100.0)	—	—	(100.0)
Dividends to NFS	—	—	(60.0)	—	(60.0)

Balance as of December 31, 2003	3.8	271.3	3,257.2	467.3	3,999.6

Comprehensive income:
Net income	—	—	411.7	—	411.7
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(42.7)	(42.7)
Accumulated net losses on cash flow hedges, net of taxes	—	—	—	(30.8)	(30.8)

Total comprehensive income					338.2

Capital contributed by NFS	—	3.1	—	—	3.1
Dividends to NFS	—	—	(125.0)	—	(125.0)

Balance as of December 31, 2004	3.8	274.4	3,543.9	393.8	4,215.9

Comprehensive income:
Net income	—	—	524.5	—	524.5
Net unrealized losses on securities available-for-sale arising during the period, net of taxes	—	—	—	(327.3)	(327.3)
Accumulated net gains on cash flow hedges, net of taxes	—	—	—	27.1	27.1

Total comprehensive income					224.3

Dividends to NFS	—	—	(185.0)	—	(185.0)

Balance as of December 31, 2005	$3.8	$274.4	$3,883.4	$93.6	$4,255.2

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Consolidated Statements of Cash Flows
(in millions)

	Years ended December 31,
	2005	2004	2003
Cash flows from operating activities:
Net income	$524.5	$411.7	$337.6
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized (gains) losses on investments, hedging instruments and hedged items	(10.6)	36.4	85.2
Interest credited to policyholder account values	1,331.0	1,277.2	1,309.2
Capitalization of deferred policy acquisition costs	(460.5)	(496.4)	(567.2)
Amortization of deferred policy acquisition costs	466.3	410.1	375.9
Amortization and depreciation	65.6	73.0	69.3
Decrease (increase) in other assets	591.0	(303.5)	(735.9)
(Decrease) increase in policy and other liabilities	(511.1)	324.4	342.3
Other, net	(114.9)	1.5	45.4

Net cash provided by operating activities	1,881.3	1,734.4	1,261.8

Cash flows from investing activities:
Proceeds from maturity of securities available-for-sale	4,198.5	3,099.4	4,101.6
Proceeds from sale of securities available-for-sale	2,619.7	2,485.5	2,220.5
Proceeds from repayments of mortgage loans on real estate	2,854.6	1,920.9	1,478.3
Cost of securities available-for-sale acquired	(6,924.1)	(6,291.4)	(9,366.7)
Cost of mortgage loans on real estate originated or acquired	(2,524.9)	(2,169.9)	(1,914.4)
Net decrease (increase) in short-term investments	56.9	205.9	(639.9)
Collateral received (paid) - securities lending, net	36.6	89.4	(26.1)
Other, net	121.6	(357.2)	280.3

Net cash provided by (used in) investing activities	438.9	(1,017.4)	(3,866.4)

Cash flows from financing activities:
Net proceeds from issuance of long-term debt to NFS	—	—	100.0
Net increase in short-term debt	27.3	15.2	199.8
Capital contributed by NFS	—	3.1	200.2
Capital returned to NFS	—	—	(100.0)
Cash dividends paid to NFS	(185.0)	(125.0)	(60.0)
Investment and universal life insurance product deposits	2,845.4	3,561.6	5,116.1
Investment and universal life insurance product withdrawals	(5,022.5)	(4,156.5)	(2,852.3)

Net cash (used in) provided by financing activities	(2,334.8)	(701.6)	2,603.8

Net (decrease) increase in cash	(14.6)	15.4	(0.8)
Cash, beginning of period	15.5	0.1	0.9

Cash, end of period	$0.9	$15.5	$0.1

See accompanying notes to consolidated financial statements, including Note 15 which describes related party transactions.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2005, 2004 and 2003

(1)	Organization and Description of Business
Nationwide Life Insurance Company (NLIC, or collectively with its subsidiaries, the Company) was incorporated in 1929 and is an Ohio stock legal reserve life insurance company. The Company is a member of the Nationwide group of companies (Nationwide), which is comprised of Nationwide Mutual Insurance Company (NMIC) and all of its subsidiaries and affiliates.
All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corporation (Nationwide Corp.), a majority-owned subsidiary of NMIC.
Wholly-owned subsidiaries of NLIC as of December 31, 2005 include Nationwide Life and Annuity Insurance Company (NLAIC) and Nationwide Investment Services Corporation (NISC). NLAIC offers universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and individual annuity contracts on a non-participating basis. NISC is a registered broker/dealer.
The Company is a leading provider of long-term savings and retirement products in the United States of America (U.S.). The Company develops and sells a diverse range of products including individual annuities, private and public group retirement plans, other investment products sold to institutions, life insurance and advisory services. The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker/dealers, financial institutions, wirehouse and regional firms, pension plan administrators, and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (NRS), Nationwide Financial Network (NFN) producers and TBG Insurance Services Corporation (TBG Financial). The Company also distributes products through the agency distribution force of its ultimate majority parent company, NMIC.

(2)	Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (GAAP).
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ significantly from those estimates.
The most significant estimates include those used to determine the following: the balance, recoverability and amortization of deferred policy acquisition (DAC) for investment products and universal life insurance products; impairment losses on investments; valuation allowances for mortgage loans on real estate; federal income tax provisions; the liability for future policy benefits; and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. Effective December 31, 2003, the Company applied the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 46 (revised December 2003), Consolidation of Variable Interest Entities - an interpretation of ARB No. 51 (FIN 46R), to those variable interest entities (VIEs) with which it is associated. As a result, the Company deconsolidated certain VIEs which previously were consolidated, as of that date. Minority interest expense is included in other operating expenses in the consolidated statements of income, and minority interest is included in other liabilities on the consolidated balance sheets. All significant intercompany balances and transactions have been eliminated.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income taxes reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required had such unrealized amounts been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a “structured product model” is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product model is not suitable for estimating fair values, fair values are determined using other modeling techniques, primarily a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2005, 72% of the fair values of fixed maturity securities were obtained from independent pricing services, 20% from the Company’s pricing matrices and 8% from other sources compared to 70%, 21% and 9%, respectively, in 2004.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interest is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate (considering both timing and amount), then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to cost or amortized cost, as appropriate, of the security; the amount and length of time a security’s fair value has been below cost or amortized cost; specific credit issues and financial prospects related to the issuer; management’s intent to hold or dispose of the security; and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.
Impairment losses are recorded on investments in long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.
(c) Derivative Instruments
Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge’s inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company enters into interest rate swaps, cross-currency swaps or Euro futures to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item that are attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.
The Company may enter into “receive fixed/pay variable” interest rate swaps to hedge existing variable rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.
Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.
The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategy. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.
(d) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI), bank-owned life insurance (BOLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance charges, administrative fees and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance charges and administrative fees are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and primarily consist of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(e) Deferred Policy Acquisition Costs for Investment Products and Universal Life Insurance Products
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new and renewal business. Investment products primarily consist of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, COLI and other interest-sensitive life insurance policies. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated gross profits from projected interest margins, asset fees, cost of insurance charges, administration fees, surrender charges, and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, and as part of its pre-set parameters, the Company’s reversion to the mean process generally limits returns to 0-15% during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (referred to as DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.
Management evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company’s long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company’s recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and management determines it is not reasonably possible to get back within the parameters during this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the consolidated statements of income.
(f) Separate Accounts
Separate account assets and liabilities represent contractholders’ funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (1) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (2) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.
(g) Future Policy Benefits
The process of calculating reserve amounts for a life insurance organization involves the use of a number of assumptions, including those related to persistency (how long a contract stays with a company), mortality (the relative incidence of death in a given time), morbidity (the relative incidence of disability resulting from disease or physical impairment) and interest rates (the rates expected to be paid or received on financial instruments, including insurance or investment contracts).
The Company calculates its liability for future policy benefits for investment products in the accumulation phase and universal life and variable universal life insurance policies as the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
The Company’s liability for funding agreements to an unrelated third party trust equals the balance that accrues to the benefit of the contractholder, including interest credited. The funding agreements constitute insurance obligations considered annuity contracts under Ohio insurance laws.
The liability for future policy benefits for traditional life insurance policies has been calculated by the net level premium method using interest rates varying from 5.4% to 6.0% and estimates of mortality, morbidity, investment yields and withdrawals that were used or being experienced at the time the policies were issued.
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0%. Also, as of December 31, 2005 and 2004, the calculated reserve was adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at lower rates, which would have resulted in the use of a lower discount rate, as discussed in Note 2(b).
(h) Participating Business
Participating business represented approximately 10% in 2005 (11% in 2004 and 13% in 2003) of the Company’s life insurance in force, 52% of the number of life insurance policies in force in 2005 (55% in 2004 and 56% in 2003) and 5% of life insurance statutory premiums in 2005 (7% in 2004 and 11% in 2003). The provision for policyholder dividends was based on then current dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
(i) Federal Income Taxes
The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(j) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related balances of the Company.
(k) Reclassification
Certain items in the 2004 and 2003 consolidated financial statements and related notes have been reclassified to conform to the current presentation.

(3)	Recently Issued Accounting Standards
On February 16, 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (SFAS 140). SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. The following is a summary of SFAS No. 155: (1) permits fair value remeasurement for any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. Although the Company is currently unable to quantify the impact of adoption, SFAS 155 could have a material impact on the Company’s financial position and/or results of operations once adopted.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the FASB. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 could have a material impact on the Company’s financial position and/or results of operations once adopted.
In May 2005, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 requires retrospective application of changes in accounting principle to prior period financial statements, unless it is impracticable to determine either the period-specific effects or the cumulative effect of the change. When it is impracticable to determine the period-specific effects of an accounting change on one or more individual prior periods presented, SFAS 154 requires that the new accounting principle be applied to the balances of assets and liabilities as of the beginning of the earliest period for which retrospective application is practicable and that a corresponding adjustment be made to the opening balance of retained earnings for that period rather than being reported on the income statement. When it is impracticable to determine the cumulative effect of applying a change in accounting principle to all prior periods, SFAS 154 requires that the new accounting principle be applied as if it were adopted prospectively from the earliest date practicable. SFAS 154 carries forward without change the guidance contained in APB 20 for reporting the correction of an error in previously issued financial statements and a change in accounting estimate and justifying a change in accounting principle on the basis of preferability. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company will adopt SFAS 154 effective January 1, 2006. SFAS 154 is not expected to have any impact on the Company’s financial position or results of operations upon adoption.
In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. The Company began applying this additional guidance beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company’s financial position or results of operations.
On September 8, 2004, the FASB issued for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company’s financial position or results of operations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FSP EITF 03-1-a, Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44, Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as nonaccrual or how to subsequently report income on a nonaccrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and United States Securities and Exchange Commission Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities, which is expected to be the guidance referenced in FSP FAS 115-1. Because the Company’s existing policies are consistent with the guidance in FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued Statement of Position (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1) to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $3.3 million charge, net of taxes, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statements of income:

(in millions)	January 1, 2004
Increase in future policy benefits:
Ratchet interest crediting	$(12.3)
Secondary guarantees - life insurance	(2.4)
GMDB claim reserves	(1.8)
GMIB claim reserves	(1.0)

Subtotal	(17.5)
Adjustment to amortization of deferred policy acquisition costs related to above	12.4
Deferred federal income taxes	1.8

Cumulative effect of adoption of accounting principle, net of taxes	$(3.3)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(4)	Risk Disclosures
The following is a description of the most significant risks facing the Company and how it attempts to mitigate those risks:
Credit Risk: This is the risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company attempts to mitigate this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company’s reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management’s risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company’s current and expected future capital position.
Interest Rate Risk: This is the risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, such as increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company may be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Legal/Regulatory Risk: This is the risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company’s products, or additional expenses not anticipated by the insurer in pricing its products. The Company attempts to mitigate this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.
Ratings Risk: This is the risk that rating agencies change their outlook or rating of the Company or a subsidiary of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company and certain subsidiaries. The Company is at risk to changes in these models and the impact that changes in the underlying business in which it is engaged in can have on such models. To help mitigate this risk, the Company maintains regular communications with the rating agencies evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.
Financial Instruments with Off-Balance Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized in the consolidated balance sheets.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $267.5 million extending into 2006 were outstanding as of December 31, 2005 compared to $243.7 million extending into 2005 as of December 31, 2004. The Company also had $47.4 million and $68.1 million of commitments to purchase fixed maturity securities outstanding as of December 31, 2005 and 2004, respectively
Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. The Company attempts to minimize potential credit losses through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. Any exposures related to derivative activity are aggregated with other credit exposures between the Company and the derivative counterparty to assess adherence to established credit limits. As of December 31, 2005, the Company’s credit risk from these derivative financial instruments was $63.5 million, net of $203.3 million of cash collateral and $53.2 million in securities pledged as collateral compared to $46.3 million, $415.7 million and $222.5 million, respectively, as of December 31, 2004.
Equity Market Risk:Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2005, approximately 83% of separate account assets were invested in equity mutual funds (approximately 82% as of December 31, 2004). Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in guaranteed contract claims, which may require the Company to accelerate the amortization of DAC.
Many of the Company’s individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims.
In an effort to mitigate this risk, the Company has implemented a GMDB economic hedging program for certain new and existing business. Prior to implementation of the GMDB hedging program in 2003, the Company managed this risk primarily by entering into reinsurance arrangements. The GMDB economic hedging program is designed to offset changes in the economic value of the GMDB obligation up to a return of the contractholder’s premium payments. However, the first 10% of GMDB claims are not hedged. Currently the program shorts S&P 500 Index futures, which provides an offset to changes in the value of the designated obligation. The Company’s economic evaluation of the GMDB obligation is not consistent with current accounting treatment of the GMDB obligation. Therefore, the hedging activity will lead to earnings volatility. This volatility was negligible in 2005. As of December 31, 2005 and 2004, the net amount at risk was $1.08 billion and $1.71 billion before reinsurance, respectively, and $178.4 million and $296.5 million net of reinsurance, respectively. As of December 31, 2005 and 2004, the Company’s reserve for GMDB claims was $26.9 million and $23.6 million, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The Company also offers certain variable annuity products with a guaranteed minimum accumulation benefit (GMAB) rider. A GMAB provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the time of issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. The design of the GMAB rider limits the risk to the Company in a variety of ways including asset allocation requirements, which serve to reduce the Company’s potential exposure to underlying fund performance risks. Specifically, the GMAB terms limit asset allocation by: (1) requiring partial allocation of assets to a guaranteed term option (a fixed rate investment option) and excluding certain funds that are highly volatile or difficult to hedge; or (2) requiring all assets be allocated to one of the approved asset allocation funds or models defined by the Company. A GMAB represents an embedded derivative in the variable annuity contract that is required to be separated from, and valued apart from, the host variable annuity contract. The embedded derivative is carried at fair value and reported in other future policy benefits and claims. The Company initially records an offset to the fair value of the embedded derivative on the balance sheet, which is amortized through the income statement over the term of the GMAB period of the contract. The fair value of the GMAB embedded derivative is calculated based on actuarial assumptions related to the projected benefit cash flows incorporating numerous assumptions including, but not limited to, expectations of contractholder persistency, market returns, correlations of market returns and market return volatility.
The Company began selling contracts with the GMAB feature on May 1, 2003. Beginning October 1, 2003, the Company launched an enhanced version of the rider that offered increased equity exposure to the contractholder in return for a higher charge. The Company simultaneously began economically hedging the GMAB exposure for those risks that exceed a level it considered acceptable. The GMAB economic hedge consists of shorting interest rate futures and S&P 500 Index futures contracts and does not qualify for hedge accounting under current guidance. Upon reaching scale, the Company anticipates the purchase of S&P 500 Index put options and over-the-counter basket put options, which are constructed in order to minimize the tracking error of the hedge and the GMAB liability. See Note 2(c) for discussion of economic hedges. The objective of the GMAB economic hedge strategy is to manage the exposures with risk beyond a level considered acceptable to the Company. The Company is exposed to equity market risk related to the GMAB feature should the growth in the underlying investments, including any GTO investment, fail to reach the guaranteed return level. The GMAB embedded derivative will create volatility in earnings; however, the hedging program provides substantial mitigation of this exposure. This volatility was negligible in 2005 and 2004. As of December 31, 2005 and 2004, the fair value of the GMAB embedded derivative was $67.9 million and $20.6 million, respectively. The increase in the fair value of the GMAB embedded derivative primarily was due to the value of new business sold during 2005.
Beginning in March 2005, the Company began offering a hybrid GMAB/guaranteed minimum withdrawal benefit (GMWB) through its Capital Preservation Plus Lifetime Income (CPPLI) contract rider. This living benefit combines a GMAB feature in its first 5-10 years with a lifetime withdrawal benefit which begins upon the maturity of the GMAB and extends for the duration of the insured’s life. In the event that the insured’s contract value is exhausted through such withdrawals, the Company shall continue to fund future withdrawals at a pre-defined level until the insured’s death. In some cases, the contract owner has the right to drop the GMWB portion of this rider or periodically reset the guaranteed withdrawal basis to a higher level. This benefit requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy as previously described above.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2005, the Company had a diversified portfolio with no more than 23.8% in any geographic region of the U.S. and no more than 1.6% with any one borrower, compared to 25.1% and 1.6%, respectively, as of December 31, 2004. As of December 31, 2005 and 2004, 32.0% and 30.0% of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties, respectively.
Significant Business Concentrations:As of December 31, 2005 and 2004, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Guarantee Risk:In connection with the selling of securitized interests in Low-Income-Housing Tax Credit Funds (Tax Credit Funds), the Company guarantees a specified minimum return to the investor. The guaranteed return varies by transaction and follows general market trends. The Company’s risk related to securitized interests in Tax Credit Funds is that the tax benefits provided to the investor are not sufficient to provide the guaranteed cumulative after-tax yields. The Company attempts to mitigate these risks by having qualified individuals with extensive industry experience perform due diligence on each of the underlying properties to ensure they will be capable of delivering the amount of credits anticipated and by requiring cash reserves to be held at various levels within these structures to provide for possible shortfalls in the amount of credits generated. See Note 17 for further discussion of Tax Credit Funds.
Reinsurance: The Company follows the industry practice of reinsuring a portion of its life insurance and annuity risks with other companies in order to reduce net liability on individual risks, to provide protection against large losses and to obtain greater diversification of risks. The maximum amount of individual ordinary life insurance retained by the Company on any one life is $5.0 million. The Company cedes insurance primarily on an automatic basis, under which risks are ceded to a reinsurer on specific blocks of business where the underlying risks meet certain predetermined criteria, and on a facultative basis, under which the reinsurer’s prior approval is required for each risk reinsured. The Company also cedes insurance on a case-by-case basis particularly where the Company may be writing new risks or is unwilling to retain the full costs associated with new lines of business. The Company maintains catastrophic reinsurance coverage to protect against large losses related to a single event. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder.
The Company has entered into reinsurance contracts with certain unaffiliated reinsurers to cede a portion of its general account life, annuity and health business. Total amounts recoverable under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $909.6 million and $894.3 million as of December 31, 2005 and 2004, respectively. The impact of these contracts on the Company’s results of operations is immaterial. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Under the terms of the contracts, specified assets have been placed in trusts as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in each of the underlying contracts. The Company has no other material reinsurance arrangements with unaffiliated reinsurers. The Company’s only material reinsurance agreements with affiliates are the modified coinsurance agreements pursuant to which NLIC ceded to other members of Nationwide all of its accident and health insurance business not ceded to unaffiliated reinsurers, as described in Note 15.
Collateral – Derivatives:The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company’s policy is to include a Credit Support Annex with each agreement in an effort to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.
Collateral – Securities Lending:The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(5)	Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements for financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company’s estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:
Fixed maturity and equity securities available-for-sale: See Note 2(b).
Mortgage loans on real estate, net: The fair values of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.
Policy loans, short-term investments and cash: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.
Investment contracts: The fair values of the Company’s liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, BOLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company’s limited payment policies for which the Company has used discounted cash flow analyses to estimate fair value, similar to those used for investment contracts with known maturities.
Short-term debt, collateral received – securities lending and collateral received – derivatives: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.
Long-term debt, payable to NFS: The fair values for long-term debt are based on estimated market prices.
Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments. See Note 4.
Interest rate and cross-currency interest rate swaps:The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.
Interest rate futures contracts: The fair values for futures contracts are based on quoted market prices.
The following table summarizes the carrying values and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

	2005		2004
(in millions)	Carrying value	Estimated fair value	Carrying value	Estimated fair value
Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$27,198.1	$27,198.1	$27,652.0	$27,652.0
Equity securities	42.1	42.1	48.1	48.1
Mortgage loans on real estate, net	8,458.9	8,503.0	8,649.2	8,942.7
Policy loans	604.7	604.7	644.5	644.5
Short-term investments	1,596.6	1,596.6	1,645.8	1,645.8
Cash	0.9	0.9	15.5	15.5
Assets held in separate accounts	62,689.8	62,689.8	60,798.7	60,798.7

Liabilities
Investment contracts	(28,698.1)	(26,607.2)	(29,196.6)	(26,870.6)
Policy reserves on life insurance contracts	(7,243.0)	(7,173.1)	(7,186.5)	(7,153.9)
Short-term debt	(242.3)	(242.3)	(215.0)	(215.0)
Long-term debt, payable to NFS	(700.0)	(822.8)	(700.0)	(743.9)
Collateral received – securities lending and derivatives	(1,359.1)	(1,359.1)	(1,289.9)	(1,289.9)
Liabilities related to separate accounts	(62,689.8)	(61,483.5)	(60,798.7)	(59,651.2)

Derivative financial instruments
Interest rate swaps hedging assets	3.3	3.3	(72.1)	(72.1)
Cross-currency interest rate swaps	178.5	178.5	495.0	495.0
Interest rate futures contracts	1.6	1.6	(6.5)	(6.5)
Other derivatives	41.1	41.1	36.1	36.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(6)	Derivative Financial Instruments
Qualitative Disclosure
Interest Rate Risk Management
The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.
Under these interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. London Interbank Offered Rate (LIBOR), and the credit spread on the investment. The net receipt of a variable rate will then match the variable rate paid on the liability.
As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period. With short U.S. Treasury futures, if interest rates rise/fall, the gains/losses on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.
The Company periodically purchases variable rate investments (i.e., commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.
In using these interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap and the credit spread on the investment. The net receipt of a fixed rate will then match the fixed rate paid on the liability.
The Company manages interest rate risk at the segment level. Different segments may simultaneously hedge interest rate risks associated with owning fixed and variable rate investments considering the risk relevant to a particular segment.
Foreign Currency Risk Management
In conjunction with the Company’s medium-term note (MTN) program, the Company periodically issues both fixed and variable rate liabilities denominated in foreign currencies. As a result, the Company is exposed to changes in fair value of the liabilities due to changes in foreign currency exchange rates and related interest rates. To manage these risks, the Company enters into cross-currency interest rate swaps to convert these liabilities to a U.S. dollar rate.
The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate hedges to swap these asset characteristics to variable U.S. dollar rate instruments. Cross-currency interest rate swaps on assets are structured to pay a fixed rate, in the foreign currency, and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. These derivative instruments are designated as a fair value hedge of the fixed rate foreign denominated asset.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
For a variable rate foreign liability, the cross-currency interest rate swap is structured to receive a variable rate, in the foreign currency, and pay a variable U.S. dollar rate, generally 3-month U.S. LIBOR. As both sides of the cross-currency interest rate swap are variable, the derivative instrument is a basis swap. While the receive-side terms of the cross-currency interest rate swap will line up with the terms of the liability, the Company is not able to match the pay-side terms of the derivative to a specific asset. Therefore, these derivative instruments do not receive hedge accounting treatment.
Cross-currency interest rate swaps on variable rate investments are structured to pay a variable rate, in the foreign currency, and receive a fixed U.S. dollar rate. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. These derivative instruments are designated as a cash flow hedge.
Equity Market Risk Management
See Note 4 for a complete discussion of the Company’s equity market risk management.
Other Non-Hedging Derivatives
The Company periodically enters into basis swaps (receive one variable rate, pay another variable rate) to better match the cash flows received from the specific variable-rate investments with the variable rate paid on a group of liabilities. While the pay-side terms of the basis swap will line up with the terms of the asset, the Company is not able to match the receive-side terms of the derivative to a specific liability. Therefore, basis swaps do not receive hedge accounting treatment.
The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These selected assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and investments provide the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.
The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.
Quantitative Disclosure
Fair Value Hedges
During the years ended December 31, 2005, 2004 and 2003, a net gain of $4.1 million, a net loss of $11.3 million and a net gain of $4.2 million, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.
Cash Flow Hedges
For the years ended December 31, 2005, 2004 and 2003, the ineffective portion of cash flow hedges was a net gain of $3.1 million, a net gain of $1.0 million and a net loss of $5.4 million, respectively. There were no net gains or losses attributable to the portion of the derivative instruments’ changes in fair value excluded from the assessment of hedge effectiveness.
The Company anticipates reclassifying less than $0.5 million in net losses out of AOCI over the next 12-month period.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In general, the maximum length of time over which the Company is hedging its exposure to the variability in future cash flows associated with forecasted transactions, other than those relating to variable interest on existing financial instruments, is twelve months or less. However, in 2003 the Company did enter into a hedge of a forecasted purchase of shares of a mutual fund tied to the S&P 500 Index, where delivery of the shares will occur 30 years in the future. During 2005, 2004 and 2003, the Company did not discontinue any cash flow hedges because the original forecasted transaction was no longer probable. Additionally, no amounts were reclassified from AOCI into earnings due to the probability that a forecasted transaction would not occur.
Other Derivative Instruments, Including Embedded Derivatives
Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2005, 2004 and 2003 included a net loss of $9.1 million, a net gain of $8.1 million and a net gain of $11.8 million, respectively, related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. In addition, Annuity Benefits included a gain of $5.1 million for the year ended December 31, 2005 related to other derivative instruments, including embedded derivatives, not designated in hedging relationships. For the years ended December 31, 2005, 2004 and 2003, a net loss of $80.7 million, a net loss of $5.9 million and a net gain of $4.2 million, respectively, were recorded in net realized gains and losses on investments, hedging instruments and hedged items reflecting the change in fair value of cross-currency interest rate swaps hedging variable rate MTNs denominated in foreign currencies. Additional net gains of $78.3 million, $5.9 million and $0.9 million were recorded in net realized gains and losses on investments, hedging instruments and hedged items to reflect the change in spot rates of these foreign currency denominated obligations during the years ended December 31, 2005, 2004 and 2003, respectively.
The following table summarizes the notional amount of derivative financial instruments outstanding as of December 31:

(in millions)	2005	2004
Interest rate swaps:
Pay fixed/receive variable rate swaps hedging investments	$2,040.1	$1,891.5
Pay variable/receive fixed rate swaps hedging investments	79.2	152.8
Pay variable/receive variable rate swaps hedging investments	—	145.0
Pay variable/receive fixed rate swaps hedging liabilities	550.0	275.0
Pay variable/receive variable rate swaps hedging liabilities	30.0	280.0
Pay fixed/receive variable rate swaps hedging liabilities	170.0	275.0
Other contracts hedging investments	10.0	43.9
Cross-currency interest rate swaps:
Hedging foreign currency denominated investments	439.8	400.9
Hedging foreign currency denominated liabilities	1,312.4	2,028.8
Credit default swaps and other non-hedging instruments	555.3	836.0
Equity option contracts	774.4	190.9
Interest rate futures contracts	120.5	387.0

Total	$6,081.7	$6,906.8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(7)	Investments
The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

(in millions)	Amortized cost	Gross unrealized gains	Gross unrealized losses	Estimated fair value
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$163.8	$14.3	$0.6	$177.5
Agencies not backed by the full faith and credit of the U.S. Government	849.7	61.2	6.2	904.7
Obligations of states and political subdivisions	300.3	2.4	3.8	298.9
Debt securities issued by foreign governments	41.4	2.7	0.1	44.0
Corporate securities
Public	9,520.0	233.7	106.2	9,647.5
Private	6,572.2	195.3	65.3	6,702.2
Mortgage-backed securities – U.S. Government-backed	6,048.3	18.1	107.6	5,958.8
Asset-backed securities	3,463.2	42.6	41.3	3,464.5

Total fixed maturity securities	26,958.9	570.3	331.1	27,198.1
Equity securities	35.1	7.0	—	42.1

Total securities available-for-sale	$26,994.0	$577.3	$331.1	$27,240.2

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$81.1	$13.9	$0.1	$94.9
Agencies not backed by the full faith and credit of the U.S. Government	1,101.0	81.6	1.0	1,181.6
Obligations of states and political subdivisions	246.8	3.1	2.7	247.2
Debt securities issued by foreign governments	41.6	2.7	0.1	44.2
Corporate securities
Public	10,192.0	448.9	26.4	10,614.5
Private	6,633.6	342.9	24.1	6,952.4
Mortgage-backed securities – U.S. Government-backed	4,628.8	59.5	16.3	4,672.0
Asset-backed securities	3,783.8	87.7	26.3	3,845.2

Total fixed maturity securities	26,708.7	1,040.3	97.0	27,652.0
Equity securities	37.7	10.5	0.1	48.1

Total securities available-for-sale	$26,746.4	$1,050.8	$97.1	$27,700.1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2005. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(in millions)	Amortized cost	Estimated fair value
Fixed maturity securities available-for-sale:
Due in one year or less	$1,902.1	$1,909.1
Due after one year through five years	6,212.8	6,285.3
Due after five years through ten years	6,160.3	6,246.3
Due after ten years	3,172.2	3,334.1

Subtotal	17,447.4	17,774.8
Mortgage-backed securities – U.S. Government-backed	6,048.3	5,958.8
Asset-backed securities	3,463.2	3,464.5

Total	$26,958.9	$27,198.1

The following table presents the components of net unrealized gains on securities available-for-sale as of December 31:

(in millions)	2005	2004
Net unrealized gains, before adjustments and taxes	$246.2	$953.7
Adjustment to DAC	42.4	(144.6)
Adjustment to future policy benefits and claims	(104.6)	(121.6)
Deferred federal income taxes	(64.4)	(240.6)

Net unrealized gains	$119.6	$446.9

The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale before adjustments and taxes for the years ended December 31:

(in millions)	2005	2004	2003
Fixed maturity securities	$(704.1)	$(153.3)	$61.9
Equity securities	(3.4)	(1.2)	12.4

Net change	$(707.5)	$(154.5)	$74.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses	Estimated fair value	Gross unrealized losses
December 31, 2005:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$25.1	$0.5	$3.7	$0.1	$28.8	$0.6
Agencies not backed by the full faith and credit of the U.S. Government	297.0	4.9	42.2	1.3	339.2	6.2
Obligations of states and political subdivisions	150.7	3.0	29.7	0.8	180.4	3.8
Debt securities issued by foreign governments	7.4	0.1	—	—	7.4	0.1
Corporate securities
Public	3,210.4	63.2	1,088.2	43.0	4,298.6	106.2
Private	1,690.3	39.1	672.6	26.2	2,362.9	65.3
Mortgage-backed securities – U.S. Government-backed	4,062.8	88.6	632.6	19.0	4,695.4	107.6
Asset-backed securities	1,420.7	26.1	432.5	15.2	1,853.2	41.3

Total fixed maturity securities	10,864.4	225.5	2,901.5	105.6	13,765.9	331.1
Equity securities	3.9	—	—	—	3.9	—

Total	$10,868.3	$225.5	$2,901.5	$105.6	$13,769.8	$331.1

% of gross unrealized losses		68%		32%

December 31, 2004:
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$5.7	$0.1	$0.2	$—	$5.9	$0.1
Agencies not backed by the full faith and credit of the U.S. Government	179.9	1.0	—	—	179.9	1.0
Obligations of states and political subdivisions	68.6	0.5	52.7	2.2	121.3	2.7
Debt securities issued by foreign governments	—	—	7.5	0.1	7.5	0.1
Corporate securities
Public	1,522.3	17.9	291.5	8.5	1,813.8	26.4
Private	994.2	16.3	184.2	7.8	1,178.4	24.1
Mortgage-backed securities – U.S.
Government-backed	1,271.5	10.5	225.1	5.8	1,496.6	16.3
Asset-backed securities	728.0	15.4	229.3	10.9	957.3	26.3

Total fixed maturity securities	4,770.2	61.7	990.5	35.3	5,760.7	97.0
Equity securities	0.7	0.1	—	—	0.7	0.1

Total	$4,770.9	$61.8	$990.5	$35.3	$5,761.4	$97.1

% of gross unrealized losses		64.0%		36.0%

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Proceeds from the sale of securities available-for-sale during 2005, 2004 and 2003 were $2.62 billion, $2.49 billion and $2.22 billion, respectively. During 2005, gross gains of $71.9 million ($61.5 million and $104.0 million in 2004 and 2003, respectively) and gross losses of $22.6 million ($8.7 million and $27.6 million in 2004 and 2003, respectively) were realized on those sales.
The Company had $22.2 million and $18.0 million of real estate investments as of December 31, 2005 and 2004, respectively, that were non-income producing during the preceding twelve months.
Real estate is presented at cost less accumulated depreciation of $21.5 million as of December 31, 2005 ($20.9 million as of December 31, 2004). The carrying value of real estate held for disposal totaled $2.5 million and $2.8 million as of December 31, 2005 and 2004, respectively.
The recorded investment of mortgage loans on real estate considered to be impaired was $29.7 million as of December 31, 2005 ($30.0 million as of December 31, 2004), for which the related valuation allowance was $7.1 million ($7.6 million as of December 31, 2004). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. During 2005, the average recorded investment in impaired mortgage loans on real estate was $7.4 million ($10.0 million in 2004). Interest income recognized on those loans, which is recognized on a cash basis, totaled $2.1 million in 2005 ($1.6 million in 2004).
The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

(in millions)	2005	2004	2003
Allowance, beginning of period	$33.3	$29.1	$43.4
Net additions (reductions) charged (credited) to allowance	(2.2)	4.2	(14.3)

Allowance, end of period	$31.1	$33.3	$29.1

During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was reduced by $12.1 million.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items from continuing operations by source for the years ended December 31:

(in millions)	2005	2004	2003
Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale	$65.3	$57.5	$98.5
Hedging losses on fixed maturity sales	(6.8)	(15.2)	(42.4)
Equity securities available-for-sale	6.6	4.0	5.5
Mortgage loans on real estate	10.7	10.7	3.0
Mortgage loan hedging losses	(3.3)	(4.0)	(2.4)
Real estate	2.1	3.7	4.2
Other	1.0	8.3	—

Total realized gains on sales, net of hedging losses	75.6	65.0	66.4

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale	(22.5)	(7.8)	(27.2)
Hedging gains on fixed maturity sales	3.9	3.7	9.2
Equity securities available-for-sale	(0.1)	(0.9)	(0.4)
Mortgage loans on real estate	(10.4)	(6.8)	(5.0)
Mortgage loan hedging gains	7.8	2.2	0.5
Real estate	—	(1.2)	(0.3)
Other	(1.6)	(1.9)	(2.0)

Total realized losses on sales, net of hedging gains	(22.9)	(12.7)	(25.2)

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale	(28.1)	(79.7)	(159.4)
Equity securities available-for-sale	(0.9)	(0.6)	(8.0)
Mortgage loans on real estate, including valuation allowance adjustment	(4.5)	(7.1)	11.7
Real estate	(0.1)	(3.2)	(0.8)
Other	(3.2)	—	—

Total other-than-temporary and other investment impairments	(36.8)	(90.6)	(156.5)

Credit default swaps	(7.5)	0.3	13.3
Periodic net coupon settlements on non-qualifying derivatives	1.1	6.6	15.6
Other derivatives	1.1	(5.0)	1.2

Net realized gains (losses) on investments, hedging instruments and hedged items	$10.6	$(36.4)	$(85.2)

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes net investment income from continuing operations by investment type for the years ended December 31:

(in millions)	2005	2004	2003
Securities available-for-sale:
Fixed maturity securities	$1,466.2	$1,461.9	$1,453.1
Equity securities	2.4	1.2	1.4
Mortgage loans on real estate	577.3	577.4	579.7
Real estate	16.6	17.9	21.7
Short-term investments	18.8	8.9	9.3
Derivatives	(31.0)	(94.3)	(107.2)
Other	112.2	78.4	64.8

Gross investment income	2,162.5	2,051.4	2,022.8
Less investment expenses	57.3	50.9	49.7

Net investment income	$2,105.2	$2,000.5	$1,973.1

Fixed maturity securities with an amortized cost of $16.4 million and $52.3 million as of December 31, 2005 and 2004, respectively, were on deposit with various regulatory agencies as required by law.
As of December 31, 2005 and 2004, the Company had pledged fixed maturity securities with a fair value of $8.6 million and $51.4 million, respectively, as collateral to various derivative counterparties.
As of December 31, 2005 and 2004, the Company had received $1.10 billion and $874.2 million, respectively, of cash collateral on securities lending and $203.3 million and $415.7 million, respectively, of cash for derivative collateral. As of December 31, 2005, the Company had not received any non-cash collateral on securities lending compared to $191.8 million received at December 31, 2004. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2005 and 2004, the Company had loaned securities with a fair value of $1.07 billion and $1.04 billion, respectively. The Company also held $53.2 million and $222.5 million of securities as off-balance sheet collateral on derivative transactions as of December 31, 2005 and 2004, respectively.

(8)	Variable Annuity Contracts
The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contractholders. The Company provides four primary guarantee types under non-traditional variable annuity contracts: (1) GMDB; (2) GMAB; (3) GMIB; and (4) a hybrid guarantee with GMAB and GMWB.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The GMDB provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death. The Company has offered six primary GMDB types:

•
Return of premium– provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as “net premiums.” There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

•
Reset– provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

•
Ratchet– provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary – evaluated monthly; annual – evaluated annually; and five-year – evaluated every fifth year.

•
Rollup– provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

•	Combo– provides the greater of annual ratchet death benefit or rollup death benefit. This benefit locks in at either age 81 or 86.

•
Earnings enhancement– provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

The GMAB, offered in the Company’s Capital Preservation Plus (CPP) contract rider, is a living benefit that provides the contractholder with a guaranteed return of premium, adjusted proportionately for withdrawals, after a specified period of time (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified period of time, to drop the rider and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.
The GMIB is a living benefit that provides the contractholder with a guaranteed annuitization value. The GMIB types are:

•	Ratchet– provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

•
Rollup– provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

•	Combo– provides an annuitization value equal to the greater of account value, ratchet GMIB benefit or rollup GMIB benefit.
See Note 4 for a complete description of the Company’s hybrid GMAB/GMWB offered through its CPPLI contract rider. All GMAB contracts with the hybrid GMAB/GMWB rider are included with GMAB contracts in the following tables.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of December 31:

	2005			2004
(in millions)	Account value	Net amount at risk[1]	Wtd. avg. attained age	Account value	Net amount at risk[1]	Wtd. avg. attained age
GMDB:
Return of premium	$9,260.6	$32.5	60	$9,675.4	$54.1	59
Reset	16,932.1	58.7	63	17,315.9	153.2	62
Ratchet	11,020.6	28.9	65	9,621.0	42.3	64
Rollup	592.1	8.4	69	638.6	9.7	68
Combo	2,530.6	22.3	68	2,519.9	19.2	67

Subtotal	40,336.0	150.8	64	39,770.8	278.5	62
Earnings enhancement	418.5	27.6	61	310.1	18.0	60

Total - GMDB	$40,754.5	$178.4	63	$40,080.9	$296.5	62

GMAB[2]:
5 Year	$1,041.8	$0.5	N/A	$460.6	$0.1	N/A
7 Year	1,103.5	0.2	N/A	568.4	—	N/A
10 Year	595.5	0.1	N/A	304.0	—	N/A

Total - GMAB	$2,740.8	$0.8	N/A	$1,333.0	$0.1	N/A

GMIB[3]:
Ratchet	$444.7	$—	N/A	$437.7	$—	N/A
Rollup	1,189.3	—	N/A	1,188.2	—	N/A
Combo	0.5	—	N/A	1.0	—	N/A

Total - GMIB	$1,634.5	$—	N/A	$1,626.9	$—	N/A

[1]
Net amount at risk is calculated on a seriatum basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit). As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2006.

[2]	GMAB contracts with the hybrid GMAB/GMWB rider had account values of $939.1 million as of December 31, 2005.

[3]	The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no material GMIB exposure.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the years indicated:

(in millions)	GMDB	GMAB	GMIB	Total
Balance as of December 31, 2003	$21.8	$4.3	$—	$26.1
Expense provision	25.0	—	0.8	25.8
Net claims paid	(23.2)	—	—	(23.2)
Value of new business sold	—	24.7	—	24.7
Change in fair value	—	(8.4)	—	(8.4)

Balance as of December 31, 2004	23.6	20.6	0.8	45.0
Expense provision	32.8	—	0.4	33.2
Net claims paid	(29.5)	—	—	(29.5)
Value of new business sold	—	53.4	—	53.4
Change in fair value		(6.1)	—	(6.1)

Balance as of December 31, 2005	$26.9	$67.9	$1.2	$96.0

The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of December 31:

(in millions)	2005	2004
Mutual funds:
Bond	$3,857.3	$4,136.8
Domestic equity	28,011.3	27,402.4
International equity	2,161.4	1,831.3

Total mutual funds	34,030.0	33,370.5
Money market funds	1,350.4	1,313.6

Total	$35,380.4	$34,684.1

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates GMDB and GMIB claim reserve estimates used and adjusts the additional liability balances as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes benefit utilization ranges from a low of 3% when the contractholder’s annuitization value is 10% in the money to 100% utilization when the contractholder is 90% in the money.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2005 and December 31, 2004 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 50 probabilistically generated economic scenarios

•	Mean gross equity performance – 8.1%

•	Equity volatility – 18.7%

•	Mortality – 100% of Annuity 2000 table

•	Asset fees – equivalent to mutual fund and product loads

•	Discount rate – 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration (years)	1	2	3	4	5	6	7	8	9	10+
Minimum	4.50%	5.50%	6.50%	8.50%	10.50%	10.50%	10.50%	17.50%	17.50%	17.50%
Maximum	4.50%	8.50%	11.50%	17.50%	22.50%	22.50%	22.50%	22.50%	22.50%	19.50%
GMABs and hybrid GMABs/GMWBs are considered embedded derivatives under current accounting guidance, resulting in the related liabilities being separated from the host insurance product and recognized at fair value, with changes in fair value reported in earnings, and therefore, excluded from the SOP 03-1 policy benefits.

(9)	Short-Term Debt
The following table summarizes short-term debt as of December 31:

(in millions)	2005	2004
$800.0 million commercial paper program	$134.7	$134.7
$350.0 million securities lending program facility	75.0	47.7
$250.0 million securities lending program facility	32.6	32.6

Total short-term debt	$242.3	$215.0

The Company has available as a source of funds a $1.00 billion revolving credit facility entered into by NFS, NLIC and NMIC with a group of national financial institutions. Previously, the facility consisted of a 364-day agreement and a five-year agreement. In May 2005, the 364-day agreement was terminated, and the five-year agreement was amended and restated for a new five-year term. The facility provides for several and not joint liability with respect to any amount drawn by any party. The facility provides covenants, including, but not limited to, requirements that the Company maintain consolidated tangible net worth, as defined, in excess of $2.60 billion and that NLIC maintain statutory surplus, as defined, in excess of $1.67 billion. As of December 31, 2005 and 2004, the Company and NLIC were in compliance with all covenants. The Company had no amounts outstanding under this agreement as of December 31, 2005 and 2004. NLIC also has an $800.0 million commercial paper program and is required to maintain an available credit facility equal to 50% of any amounts outstanding under the commercial paper program. Therefore, borrowing capacity under the aggregate $1.00 billion revolving credit facility is reduced by 50% of any amounts outstanding under the commercial paper program. NLIC had $134.7 million in commercial paper outstanding as of December 31, 2005 and 2004 at a weighted average effective interest rate of 4.22% in 2005 and 2.14% in 2004.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. The maximum amount available under the agreement is $350.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NLIC had $75.0 million and $47.7 million outstanding under this agreement as of December 31, 2005 and 2004, respectively. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
In addition to the agreement described above, NMIC has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. This is an uncommitted facility, which is contingent on the liquidity of the securities lending program. The borrowing facility was established to fund commercial mortgage loans that were originated with the intent of sale through securitization. Because NLIC has a variable interest in the profits from the securitization of these loans and is the primary beneficiary of this arrangement, NLIC consolidates the assets and liabilities associated with these loans and the corresponding borrowings in accordance with current accounting guidance. The maximum amount available under the agreement is $250.0 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. NMIC had $32.6 million outstanding under this agreement as of December 31, 2005 and 2004. As of December 31, 2005, the Company has not provided any guarantees on such borrowings, either directly or indirectly.
The Company paid interest on short-term debt totaling $11.5 million, $3.6 million and $1.3 million in 2005, 2004 and 2003, respectively, including less than $0.1 million to NFS during each year.

(10)	Long-Term Debt
The following table summarizes surplus notes payable to NFS as of December 31:

(in millions)	2005	2004
8.15% surplus note, due June 27, 2032	$300.0	$300.0
7.50% surplus note, due December 17, 2031	300.0	300.0
6.75% surplus note, due December 23, 2033	100.0	100.0

Total long-term debt	$700.0	$700.0

The Company made interest payments to NFS on surplus notes totaling $53.7 million in 2005, $50.7 million in 2004 and $47.1 million in 2003. Payments of interest and principal under the notes require the prior approval of the Ohio Department of Insurance (ODI).

(11)	Federal Income Taxes
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation’s ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.
Under Internal Revenue Code (IRC) regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS’ departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and NLAIC will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS will become eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

(in millions)	2005	2004
Deferred tax assets:
Future policy benefits	$630.5	$715.5
Other	185.9	117.0

Gross deferred tax assets	816.4	832.5
Less valuation allowance	(7.0)	(7.0)

Deferred tax assets, net of valuation allowance	809.4	825.5

Deferred tax liabilities:
Fixed maturity securities	65.1	318.2
Equity securities and other investments	23.8	20.9
Derivatives	31.8	31.2
Deferred policy acquisition costs	970.5	908.1
Other	116.4	101.9

Gross deferred tax liabilities	1,207.6	1,380.3

Net deferred tax liability	$398.2	$554.8

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. The valuation allowance was unchanged during 2005, 2004 and 2003.
The Company’s current federal income tax liability was $53.8 million and $145.3 million as of December 31, 2005 and 2004, respectively.
During the third quarter of 2005, the Company refined its separate account dividends received deduction (DRD) estimation process. As a result, the Company identified and recorded additional federal income tax benefits and recoverables in the amount of $42.6 million related to all open tax years (2000 – 2005). In addition, the Company recorded $5.6 million of net benefit adjustments in the third quarter of 2005, primarily related to differences between the estimated tax liability and the amounts reported on the Company’s tax returns and revised estimates of permanent income tax deductions expected to be generated in 2005. During the fourth quarter of 2005, the Company revised the estimate for the separate account DRD and recorded an additional federal income tax benefit of $8.0 million based on additional information available at year end.
The following table summarizes federal income tax expense attributable to income from continuing operations for the years ended December 31:

(in millions)	2005	2004	2003
Current	$90.6	$181.5	$106.7
Deferred	5.0	(61.5)	(10.5)

Federal income tax expense	$95.6	$120.0	$96.2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Total federal income tax expense differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income taxes as follows for the years ended December 31:

	2005		2004		2003
(dollars in millions)	Amount	%	Amount	%	Amount	%
Computed (expected) tax expense	$217.0	35.0	$187.2	35.0	$152.0	35.0
Tax exempt interest and dividends received deduction	(107.5)	(17.3)	(47.2)	(8.8)	(45.7)	(10.5)
Income tax credits	(16.3)	(2.6)	(9.7)	(1.8)	(10.8)	(2.5)
Release of Phase III tax liability	—	—	(5.1)	(1.0)	—	—
Other, net	2.4	0.3	(5.2)	(1.0)	0.7	0.1

Total	$95.6	15.4	$120.0	22.4	$96.2	22.1

The Jobs Creation Act of 2004 suspends policyholder surplus accounts (PSA) during 2005 and 2006 and provides that direct and indirect distributions from the PSA during any taxable year beginning after 2004 and before 2007 be treated as zero. Because NLIC had the ability and intent to distribute this PSA balance to its shareholder during the noted period, the potential tax liability was eliminated as of December 31, 2004 (see “Release of Phase III tax liability” above). The Jobs Creation Act of 2004 had no other significant impact on the Company’s tax position.
Total federal income tax paid was $182.2 million, $142.3 million and $176.2 million during the years ended December 31, 2005, 2004 and 2003, respectively.

(12)	Shareholders’ Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceeded the minimum risk-based capital requirements for all periods presented herein.
State insurance laws generally restrict the ability of insurance companies to pay cash dividends and make other payments in excess of certain prescribed limitations without prior approval. The Company is limited in the amount of shareholder dividends it may pay without prior approval by the ODI. The statutory capital and surplus of NLIC as of December 31, 2005 and 2004 was $2.60 billion and $2.39 billion, respectively. The statutory net income of NLIC for the years ended December 31, 2005, 2004 and 2003 was $462.5 million, $317.7 million and $444.4 million, respectively. As of January 1, 2006, based on statutory financial results as of and for the year ended December 31, 2005, NLIC could pay dividends totaling $277.5 million without obtaining prior approval. On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on NLIC’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(13)	Comprehensive Income
Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder’s equity that are not recorded in net income (other comprehensive income or loss). The following table summarizes the Company’s other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

(in millions)	2005	2004	2003
Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustments	$(687.2)	$(182.0)	$(16.7)
Net adjustment to deferred policy acquisition costs	187.0	99.1	56.9
Net adjustment to future policy benefits and claims	17.0	(11.0)	22.6
Related federal income tax benefit (expense)	169.1	33.3	(22.4)

Net unrealized (losses) gains	(314.1)	(60.6)	40.4

Reclassification adjustment for net realized (gains) losses on securities available-for-sale realized during the period:
Net unrealized (gains) losses	(20.3)	27.5	91.0
Related federal income tax expense (benefit)	7.1	(9.6)	(31.8)

Net reclassification adjustment	(13.2)	17.9	59.2

Other comprehensive (loss) income on securities available-for-sale	(327.3)	(42.7)	99.6

Accumulated net holding gains (losses) on cash flow hedges:
Unrealized holding gains (losses)	41.7	(47.4)	(40.9)
Related federal income tax (expense) benefit	(14.6)	16.6	14.3

Other comprehensive income (loss) on cash flow hedges	27.1	(30.8)	(26.6)

Total other comprehensive (loss) income	$(300.2)	$(73.5)	$73.0

Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2005, 2004 and 2003.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(14)	Employee Benefit Plans
Defined Benefit Plans
The Company and certain affiliated companies participate in a defined benefit pension plan sponsored by NMIC. This plan covers all employees of participating companies who have completed at least one year of service. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Participants last hired before 2002 are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work benefits the Company.
The Company’s portion of pension expense for this plan for the years ended December 31, 2005, 2004 and 2003 was $16.6 million, $13.7 million and $13.2 million, respectively. The Company recorded prepaid pension assets of $38.1 million and $14.6 million as of December 31, 2005 and 2004, respectively.
In addition to the NMIC pension plan, the Company and certain affiliated companies participate in life and health care defined benefit plans sponsored by NMIC for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.
Two significant plan changes were enacted to the postretirement benefit plans at December 31, 2002. The first involved the postretirement medical plan, which was revised to reflect the current expectation that there will be no further increases in the benefit cap after 2006. Prior to 2007, it is assumed that the pre-65 benefit caps will increase by 3% per year, at which time the cap will be frozen. The second involved the postretirement death benefit plan, which was revised to reflect that all employer subsidies will be phased out beginning in 2007. The 2007 subsidy is assumed to be 2/3 of the current subsidy, and the 2008 subsidy is assumed to be 1/3 of the current amount. There is no employer subsidized benefit assumed after 2008.
The Company’s accrued postretirement benefit expense as of December 31, 2005 and 2004 was $47.6 million and $49.3 million, respectively. The net periodic benefit (income) cost for the postretirement benefit plans as a whole was $(0.1) million, $0.3 million and $1.1 million for 2005, 2004 and 2003, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes information regarding the funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole (all of which are U.S. plans), including amounts not related to the Company, as of the years ended December 31:

	Pension benefits		Postretirement benefits
(in millions)	2005	2004	2005	2004
Change in benefit obligation:
Benefit obligation at beginning of year	$2,733.1	$2,457.0	$291.9	$306.8
Service cost	133.5	121.8	9.7	9.2
Interest cost	134.9	134.0	16.0	17.5
Participant contributions	—	—	6.5	4.1
Plan amendment	—	—	—	(13.3)
Actuarial loss (gain)	261.6	125.7	3.0	(10.1)
Benefits paid	(117.3)	(105.4)	(25.9)	(22.3)

Benefit obligation at end of year	3,145.8	2,733.1	301.2	291.9

Change in plan assets:
Fair value of plan assets at beginning of year	2,454.3	2,242.4	135.6	127.5
Actual return on plan assets	184.1	187.3	6.3	6.2
Employer contributions[1]	249.8	130.0	19.1	20.1
Participant contributions	—	—	6.5	4.1
Benefits paid[1]	(117.3)	(105.4)	(25.9)	(22.3)

Fair value of plan assets at end of year	2,770.9	2,454.3	141.6	135.6

Funded status	(374.9)	(278.8)	(159.6)	(156.3)
Unrecognized prior service cost	21.4	25.8	(88.3)	(103.0)
Unrecognized net loss	544.6	298.2	52.1	48.0
Unrecognized net asset at transition	—	(1.2)	—	—

Prepaid (accrued) benefit cost, net	$191.1	$44.0	$(195.8)	$(211.3)

Accumulated benefit obligation	$2,510.3	$2,271.6

[1]	Employer contributions and benefits paid include only those amounts contributed directly to or paid directly from plan assets.
In 2004, the postretirement medical plan was amended to reflect the provisions of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Medicare Act), which was signed into law on December 8, 2003. The amendment integrates prescription drug benefits with the coverage provisions provided in the Medicare Act. The impact of the amendment is reflected in the accumulated postretirement benefit obligations beginning December 31, 2004. The expense impact of the amendment was a $2.0 million decrease for 2005 for the plan as a whole.
The effect of a 1% increase or decrease in the assumed health care cost trend rate on the accumulated postretirement benefit obligation was $0.1 million and $1.7 million at December 31, 2005 and 2004, respectively, for the plan as a whole.
NMIC and all participating employers, including the Company, expect to contribute $120.0 million to the pension plan and $20.0 million to the postretirement benefit plan in 2006.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

(in millions)	Pension benefits	Postretirement benefits
2006	$115.7	$20.7
2007	117.8	20.5
2008	120.2	19.8
2009	127.0	19.3
2010	133.8	19.9
2011-2015	817.1	111.6
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the NMIC pension plan as a whole and the NMIC postretirement benefit plans as a whole as of the December 31 measurement date for all plans:

	Pension benefits		Postretirement benefits
	2005	2004	2005	2004
Discount rate	4.75%	5.00%	5.45%	5.70%
Rate of increase in future compensation levels	4.25%	3.50%	—	—
Assumed health care cost trend rate:
Initial rate	—	—	9.00%	10.00%	[1]
Ultimate rate	—	—	5.50%	5.20%	[1]
Declining period	—	—	7 Years	10 Years

[1]	The 2005 initial rate was 9.00% for participants over age 65, with an ultimate rate of 5.5%, and the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%.
The NMIC pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. The plan requires investment in a group annuity contract backed by fixed investments with an interest rate guarantee to match liabilities for specific classes of retirees. On a periodic basis, the portfolio is analyzed to establish the optimal mix of assets based on current market conditions given the risk tolerance. In the most recent study, asset sub-classes were considered in debt securities (diversified U.S. investment grade bonds, diversified high-yield U.S. securities, international fixed income, emerging markets and commercial mortgage loans) and equity investments (domestic equities, private equities, international equities, emerging market equities and real estate investments). Each asset sub-class chosen contains a diversified blend of securities from that sub-class. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the asset allocation for the NMIC pension plan as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	50%	48%	40 - 65%
Debt securities	50%	52%	25 - 50%
Real estate	—	—	0 - 10%

Total	100%	100%

The NMIC postretirement benefit plans employ a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return on plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities, plan funded status and corporate financial condition. Plan investments for retiree life insurance benefits generally include a retiree life insurance contract issued by NLIC. For retiree medical liabilities, plan investments include both a group annuity contract issued by NLIC backed by fixed investments with an interest rate guarantee and a separate account invested in diversified U.S. equities. Investment mix is measured and monitored continually through regular investment reviews, annual liability measurements and periodic asset/liability studies.
The following table summarizes the asset allocation for the NMIC postretirement benefit plans as a whole at the end of 2005 and 2004 and the target allocation for 2006, by asset category:

	Percentage of plan assets		Target allocation percentage
Asset Category	2005	2004	2006
Equity securities	60%	60%	50 - 80%
Debt securities	37%	35%	20 - 50%
Other	3%	5%	0 - 10%

Total	100%	100%

The following table summarizes the components of net periodic benefit cost for the NMIC pension plan as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$133.5	$121.8	$104.0
Interest cost	134.9	134.0	131.7
Expected return on plan assets	(172.6)	(167.7)	(156.7)
Recognized net actuarial loss	—	—	0.1
Amortization of prior service cost	4.5	4.5	4.5
Amortization of unrecognized net losses	3.6	—	—
Amortization of unrecognized transition cost	(1.2)	(1.3)	(1.3)

Net periodic benefit cost	$102.7	$91.3	$82.3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate net periodic benefit cost, set at the beginning of each year, for the NMIC pension plan as a whole:

	2005	2004	2003
Discount rate	5.00%	5.50%	6.00%
Rate of increase in future compensation levels	3.50%	4.00%	4.50%
Expected long-term rate of return on plan assets	6.75%	7.25%	7.75%
The NMIC pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase, which was 4.25% at December 31, 2005.
The following table summarizes the components of net periodic benefit cost for the NMIC postretirement benefit plans as a whole, including amounts not related to the Company, for the years ended December 31:

(in millions)	2005	2004	2003
Service cost	$9.7	$9.2	$9.9
Interest cost	16.0	17.5	19.5
Expected return on plan assets	(8.7)	(8.9)	(8.0)
Amortization of unrecognized net losses	1.4	—	—
Net amortization and deferral	(14.8)	(12.1)	(9.9)

Net periodic benefit cost	$3.6	$5.7	$11.5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the weighted average assumptions used to calculate the Company’s net periodic benefit cost, set at the beginning of each year, for the postretirement benefit plan as a whole:

	2005	2004	2003
Discount rate	5.70%	6.10%	6.60%
Expected long-term rate of return on plan assets	6.50%	7.00%	7.50%
Assumed health care cost trend rate:
Initial rate	10.00%[1]	11.00%[1]	11.30%[1]
Ultimate rate	5.20%[1]	5.20%[1]	5.70%[1]
Declining period	10 Years	11 Years	11 Years

[1]
The initial rate was 11.00% for participants over 65, with an ultimate rate of 5.70%, the 2004 initial rate was 11.00% for participants over age 65, with an ultimate rate of 5.70%, and the 2003 initial rate was 12.00% for participants over age 65, with an ultimate rate of 5.60%.

Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $6.2 million, $5.8 million and $5.5 million for 2005, 2004 and 2003, respectively.

(15)	Related Party Transactions
The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space leases, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2005, 2004 and 2003, the Company made payments to NMIC and NSC totaling $274.1 million, $194.6 million and $170.4 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.
The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $6.39 billion and $5.75 billion as of December 31, 2005 and 2004, respectively. Total revenues from these contracts were $136.2 million, $136.5 million and $138.9 million for the years ended December 31, 2005, 2004 and 2003, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $107.3 million, $107.9 million and $111.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2005, 2004 and 2003, the Company made lease payments to NMIC and its subsidiaries of $18.7 million, $18.4 million and $17.5 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2005, 2004 and 2003 were $429.5 million, $335.6 million and $286.7 million, respectively, while benefits, claims and expenses ceded during these years were $398.8 million, $336.0 million and $247.5 million, respectively.
Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2005 and 2004, customer allocations to GGI funds totaled $15.70 billion and $14.06 billion, respectively. For the years ended December 31, 2005, 2004 and 2003, GGI paid the Company $51.6 million, $44.5 million and $38.6 million, respectively, for the distribution and servicing of these funds.
Under a marketing agreement with NMIC, NLIC makes payments to cover a portion of the agent marketing allowance that is paid to Nationwide agents. These costs cover product development and promotion, sales literature, rent and similar items. Payments under this agreement totaled $26.5 million, $23.2 million and $24.8 million for the years ended December 31, 2005, 2004 and 2003, respectively.
The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities at the original sales price plus interest. As of December 31, 2005 and 2004, the Company had no borrowings from affiliated entities under such agreements. During 2005, 2004 and 2003, the most the Company had outstanding at any given time was $55.3 million, $227.7 million and $126.0 million, respectively, and the amounts the Company incurred for interest expense on intercompany repurchase agreements during these years were immaterial. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained from unaffiliated parties.
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $390.6 million and $498.4 million as of December 31, 2005 and 2004, respectively, and are included in short-term investments on the consolidated balance sheets. For the years ended December 31, 2005, 2004 and 2003, the Company paid NCMC fees totaling less than $0.1 million under this agreement.
Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2005, 2004 and 2003 were $59.0 million, $63.1 million and $62.0 million, respectively.
During the year ended December 31, 2005, the Company did not purchase any fixed maturity securities available-for-sale from NFN compared to $829.9 million purchased during 2004. NFN recorded gross realized gains of $23.4 million on such transactions during 2004.
An affiliate of the Company is currently developing a browser-based policy administration and online brokerage software application for defined benefit plans. In connection with the development of this application, the Company made net payments, which were expensed, to that affiliate related to development totaling $2.9 million, $2.6 million and $0.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.
Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 11. Effective October 1, 2002, NLIC began filing a consolidated federal income tax return with NLAIC. Total payments to NMIC were $45.0 million, $37.4 million and $2.4 million in the years ended December 31, 2005, 2004 and 2003, respectively. These payments related to tax years prior to deconsolidation.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In the first quarter of 2003, NLIC received a $200.0 million capital contribution from NFS for general corporate purposes.
On February 22, 2006, NLIC declared a $70.0 million dividend to NFS. In 2005, 2004 and 2003, NLIC paid dividends to NFS totaling $185.0 million, $125.0 million and $60.0 million, respectively. During 2003, NLIC returned capital totaling $100.0 million to NFS.
See Note 10 for information on surplus notes payable from NLIC to NFS. In addition, the Company made interest payments on unsecured notes to NFS totaling less than $0.1 million in 2005, 2004 and 2003. As of December 31, 2005, there were no outstanding balances on unsecured notes to NFS.

(16)	Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company has cooperated with these investigations. Information requests from the New York State Attorney General and the SEC with respect to investigations into late trading and market timing were last responded to by the Company and its affiliates in December 2003 and April 2005, respectively, and no further information requests have been received with respect to these matters.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates, the use of side agreements and finite reinsurance agreements, and funding agreements issued to back MTN programs. Related investigations and proceedings may be commenced in the future. The Company and/or its affiliates have been contacted by or received subpoenas from state and federal regulatory agencies, state securities law regulators and state attorneys general for information relating to these investigations into compensation, revenue sharing and bidding arrangements, anti-competitive activities, unsuitable sales or replacement practices, the use of side agreements and finite reinsurance agreements, and funding agreements backing the MTN program. The Company is cooperating with regulators in connection with these inquiries and will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass NMIC’s operations.
These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on the Company in the future.
On February 11, 2005, NLIC was named in a class action lawsuit filed in Common Pleas Court, Franklin County, Ohio entitled Michael Carr v. Nationwide Life Insurance Company. The complaint seeks recovery for breach of contract, fraud by omission, violation of the Ohio Deceptive Trade Practices Act and unjust enrichment. The complaint also seeks unspecified compensatory damages, disgorgement of all amounts in excess of the guaranteed maximum annual premium and attorneys’ fees. On February 2, 2006, the court granted the plaintiff’s motion for class certification on the breach of contract and unjust enrichment claims. The court certified a class consisting of all residents of the United States who, during the class period from February 10, 1995 through February 2, 2006, purchased life insurance policies from NLIC that provided for guaranteed maximum premiums and who paid premiums on a modal basis to NLIC. Excluded from the class are NLIC; any parent, subsidiary or affiliate of NLIC; all employees, officers and directors of NLIC; and any justice, judge or magistrate judge of the State of Ohio who may hear the case. The case is currently set for trial on April 10, 2006. NLIC intends to defend this lawsuit vigorously.
On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. In response, on May 13, 2005, the plaintiff filed a First Amended Complaint purporting to represent, with certain exceptions, a class of all persons who held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing or stale price trading activity. The First Amended Complaint purports to disclaim, with respect to market timing or stale price trading in NLIC’s annuities sub-accounts, any allegation based on NLIC’s untrue statement, failure to disclose any material fact, or usage of any manipulative or deceptive device or contrivance in connection with any class member’s purchases or sales of NLIC annuities or units in annuities sub-accounts. The plaintiff claims, in the alternative, that if NLIC is found with respect to market timing or stale price trading in its annuities sub-accounts, to have made any untrue statement, to have failed to disclose any material fact or to have used or employed any manipulative or deceptive device or contrivance, then the plaintiff purports to represent a class, with certain exceptions, of all persons who, prior to NLIC’s untrue statement, omission of material fact, use or employment of any manipulative or deceptive device or contrivance, held (through their ownership of an NLIC annuity or insurance product) units of any NLIC sub-account invested in mutual funds that included foreign securities in their portfolios and that experienced market timing activity. The First Amended Complaint alleges common law negligence and seeks to recover damages not to exceed $75,000 per plaintiff or class member, including all compensatory damages and costs. On June 24, 2005, NLIC filed a motion to dismiss the First Amended Complaint. The plaintiff has opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for: (1) violations of the Federal Lanham Act, and common law unfair competition and defamation; (2) tortious interference with the plaintiff’s contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff’s contractual relationships with its variable policyholders; (3) civil conspiracy; and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys’ fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. On March 23, 2005, the Company filed its answer, and on December 30, 2005, the Company filed a motion for summary judgment. The Company intends to defend this lawsuit vigorously.
On October 31, 2003, NLIC and NLAIC were named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or NLAIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC and NLAIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted the motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC and NLAIC intend to defend this lawsuit vigorously.
On August 15, 2001, the Company was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that the Company breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by the Company, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys’ fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. The Company opposed that motion on December 24, 2003. On July 6, 2004, the Company filed a Revised Memorandum in Support of Summary Judgment. The Company’s motion for summary judgment was denied with respect to all claims on February 24, 2006. The Company intends to defend this lawsuit vigorously.
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS, and the Company is currently under examination for the 2000-2002 tax years. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
A significant component of the tax reserve is related to the separate account DRD. The Company has not reached any final agreements with the IRS with respect to the DRD, and there can be no assurance that any such agreements will be reached. However, resolution of the separate account DRD and/or other identified issues could result in a potentially significant adjustment to the Company’s future results of operations.

(17)	Securitization Transactions
Since 2001, the Company has sold $626.1 million of credit enhanced equity interests in Tax Credit Funds to unrelated third parties. The Company has guaranteed cumulative after-tax yields to the third party investors ranging from 3.75% to 5.25% over periods ending between 2002 and 2022. As of December 31, 2005, the Company held guarantee reserves totaling $6.3 million on these transactions. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, then the Company must fund any shortfall, which is mitigated by stabilization collateral set aside by the Company at the inception of the transactions. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.54 billion. The Company does not anticipate making any payments related to the guarantees.
At the time of the sales, $5.9 million of net sale proceeds were set aside as collateral for certain properties owned by the Tax Credit Funds that had not met all of the criteria necessary to generate tax credits. Such criteria include completion of construction and the leasing of each unit to a qualified tenant, among others. Properties meeting the necessary criteria are considered to have “stabilized.” The properties are evaluated regularly, and the collateral is released when stabilized. During 2005, no stabilization collateral amounts were released into income, compared to $0.1 million released in 2004. As of December 31, 2005 and 2004, $2.2 million and $1.4 million of stabilization collateral was unrecognized and recorded as a reserve, respectively.
To the extent there are cash deficits in any specific property owned by the Tax Credit Funds, property reserves, property operating guarantees and reserves held by the Tax Credit Funds are exhausted before the Company is required to perform under its guarantees. To the extent the Company is ever required to perform under its guarantees, it may recover any such funding out of the cash flow distributed from the sale of the underlying properties of the Tax Credit Funds. This cash flow distribution would be paid to the Company prior to any cash flow distributions to unrelated third party investors.

(18)	Variable Interest Entities
As of December 31, 2005 and 2004, the Company had relationships with 19 and 14 VIEs, respectively, where the Company was the primary beneficiary. Each of these VIEs is a conduit that assists the Company in structured products transactions. One of the VIEs is used in the securitization of mortgage loans, while the others are involved in the sale of Tax Credit Funds to third party investors where the Company provides guaranteed returns (see Note 17). The results of operations and financial position of these VIEs are included along with corresponding minority interest liabilities in the accompanying consolidated financial statements.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The net assets of these VIEs totaled $440.6 million and $366.4 million as of December 31, 2005 and December 31, 2004, respectively. The following table summarizes the components of net assets as of the dates indicated:

(in millions)	December 31, 2005	December 31, 2004
Mortgage loans on real estate	$31.5	$32.1
Other long-term investments	478.6	401.2
Short-term investments	42.3	31.7
Other assets	41.3	50.3
Short-term debt	32.6	32.6
Other liabilities	120.5	116.3
The total exposure to loss on these VIEs where the Company is the primary beneficiary was immaterial as of December 31, 2005 and December 31, 2004. For the mortgage loan VIE, to which the short-term debt relates, the creditors have no recourse against the Company in the event of default by the VIE.
In addition to the VIEs described above, the Company holds variable interests, in the form of limited partnerships or similar investments, in a number of Tax Credit Funds where the Company is not the primary beneficiary. These investments have been held by the Company for periods of 1 to 10 years and allow the Company to experience certain tax credits and other tax benefits from affordable housing projects. The Company also has certain investments in other securitization transactions that qualify as VIEs, but for which the Company is not the primary beneficiary. The total exposure to loss on these VIEs was $53.9 million and $36.3 million as of December 31, 2005 and 2004, respectively.

(19)	Segment Information
Management of the Company views its business primarily based on the underlying products, and this is the basis used for defining its reportable segments. The Company reports four segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income from continuing operations before federal income taxes and the cumulative effect of adoption of accounting principles to exclude: (1) net realized gains and losses on investments, hedging instruments and hedged items, except for periodic net coupon settlements on non-qualifying derivatives; (2) net realized gains and losses related to securitizations; and (3) the adjustment to amortization of DAC related to net realized gains and losses.
Individual Investments
The Individual Investments segment consists of individual The BEST of AMERICA® and private label deferred variable annuity products, deferred fixed annuity products, income products and advisory services. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, individual variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while individual fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
Retirement Plans
The Retirement Plans segment is comprised of the Company’s private and public sector retirement plans business. The private sector includes IRC Section 401(k) business, and the public sector includes IRC Section 457 and Section 401(a) business, both in the form of fixed and variable group annuities.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
Individual Protection
The Individual Protection segment consists of investment life insurance products, including individual variable, COLI and BOLI products; traditional life insurance products; and universal life insurance products. Life insurance products provide a death benefit and generally allow the customer to build cash value on a tax-advantaged basis.
Corporate and Other
The Corporate and Other segment includes certain structured products business; the MTN program; net investment income not allocated to product segments; periodic net coupon settlements on non-qualifying derivatives; unallocated expenses; interest expense on debt; revenue and expenses of the Company’s non-insurance subsidiaries not reported in other segments; and net realized gains and losses related to securitizations.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003
The following table summarizes the Company’s business segment operating results for the years ended December 31:

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2005
Revenues:
Policy charges	$532.4	$145.0	$377.7	$—	$1,055.1
Life insurance premiums	96.7	—	163.3	—	260.0
Net investment income	822.4	642.9	332.8	307.1	2,105.2
Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	9.5	9.5
Other	1.3	0.2	—	1.8	3.3

Total revenues	1,452.8	788.1	873.8	318.4	3,433.1

Benefits and expenses:
Interest credited to policyholder account values	557.7	444.8	182.4	146.1	1,331.0
Other benefits and claims	149.1	—	228.4	—	377.5
Policyholder dividends on participating policies	—	—	33.1	—	33.1
Amortization of DAC	329.1	47.2	89.0	1.0	466.3
Interest expense on debt	—	—	—	66.3	66.3
Other operating expenses	193.1	181.8	148.1	15.8	538.8

Total benefits and expenses	1,229.0	673.8	681.0	229.2	2,813.0

Income from continuing operations before federal income tax expense	223.8	114.3	192.8	89.2	$620.1

Net realized gains on investments, hedging instruments and hedged items[1]	—	—	—	(9.5)
Adjustment to amortization of DAC related to net realized gains	—	—	—	1.0

Pre-tax operating earnings	$223.8	$114.3	$192.8	$80.7

Assets as of period end	$52,929.2	$29,987.2	$14,728.7	$9,313.4	$106,958.5

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2004
Revenues:
Policy charges	$503.6	$157.0	$364.6	$—	$1,025.2
Life insurance premiums	87.5	—	182.9	—	270.4
Net investment income	824.8	627.9	327.2	220.6	2,000.5
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(43.0)	(43.0)
Other	0.6	—	—	15.8	16.4

Total revenues	1,416.5	784.9	874.7	193.4	3,269.5

Benefits and expenses:
Interest credited to policyholder account values	573.5	435.5	181.5	86.7	1,277.2
Other benefits and claims	136.9	—	232.3	—	369.2
Policyholder dividends on participating policies	—	—	36.2	—	36.2
Amortization of DAC	276.1	39.6	94.4	—	410.1
Interest expense on debt	—	—	—	59.8	59.8
Other operating expenses	210.0	184.5	159.7	27.8	582.0

Total benefits and expenses	1,196.5	659.6	704.1	174.3	2,734.5

Income from continuing operations before federal income tax expense	220.0	125.3	170.6	19.1	$535.0

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	43.0

Pre-tax operating earnings	$220.0	$125.3	$170.6	$62.1

Assets as of period end	$52,642.5	$29,668.7	$12,932.4	$10,714.3	$105,957.9

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements, Continued
December 31, 2005, 2004 and 2003

(in millions)	Individual Investments	Retirement Plans	Individual Protection	Corporate and Other	Total
2003
Revenues:
Policy charges	$427.9	$150.0	$346.2	$—	$924.1
Life insurance premiums	89.8	—	190.0	—	279.8
Net investment income	807.9	640.2	324.3	200.7	1,973.1
Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	(100.8)	(100.8)
Other	—	—	—	28.4	28.4

Total revenues	1,325.6	790.2	860.5	128.3	3,104.6

Benefits and expenses:
Interest credited to policyholder account values	602.5	443.2	185.6	77.9	1,309.2
Other benefits and claims	155.5	—	224.5	—	380.0
Policyholder dividends on participating policies	—	—	41.2	—	41.2
Amortization of DAC	228.4	45.6	101.9	—	375.9
Interest expense on debt	—	—	—	48.4	48.4
Other operating expenses	172.9	178.9	157.3	6.4	515.5

Total benefits and expenses	1,159.3	667.7	710.5	132.7	2,670.2

Income (loss) from continuing operations before federal income tax expense	166.3	122.5	150.0	(4.4)	$434.4

Net realized losses on investments, hedging instruments and hedged items[1]	—	—	—	100.8

Pre-tax operating earnings	$166.3	$122.5	$150.0	$96.4

Assets as of period end	$49,419.2	$29,226.9	$11,286.6	$10,695.0	$100,627.7

[1]	Excluding periodic net coupon settlements on non-qualifying derivatives.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) All financial statements are included in Parts A and B of the Registration Statement:

  Nationwide Variable Account:

Report of Independent Registered Public Accounting Firm.

Statement of Assets, Liabilities and Contract
Owners' Equity as of December 31, 2005.

Statements of Operations for the year
ended December 31, 2005

Statements of Changes in Contract
Owners' Equity for the years ended
December 31, 2005 and 2004.

Notes to Financial Statements.

Nationwide Life Insurance Company and subsidiaries:

Report of Independent Registered Public Accounting Firm.

Consolidated Balance Sheets as of December
31, 2005 and 2004.

Consolidated Statements of Income for the
years ended December 31, 2005, 2004 and
2003.

Consolidated Statements of Shareholder’s
Equity for the years ended December 31,
2005, 2004 and 2003.

Consolidated Statements of Cash Flows for
the years ended December 31, 2005, 2004
and 2003.

Notes to Consolidated Financial Statements.

(b) Exhibits

(1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant *
(2) Not Applicable
(3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter  **
(4) The form of the variable annuity contract                                                                                                  *
(5) Variable Annuity Application                 *
(6) Articles of Incorporation of Depositor            *
                (7) Not Applicable
                (8) Not Applicable
(9) Opinion of Counsel                                                                                                                                        *
(10) Consent of Independent Registered Public Accounting Firm - Attached hereto
                (11) Not Applicable
                (12) Not Applicable

*Filed previously with this Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

**Filed previously with Post-Effective Amendment No. 36 to the Registration Statement (1933 Act File No. 2-58043) and hereby incorporated by reference.

Item 25. Directors and Officers of the Depositor

Chairman of the Board	Arden L. Shisler
Chief Executive Officer and Director	W. G. Jurgensen
President and Chief Operating Officer	Mark R. Thresher
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President-Chief Administrative Officer	Terri L. Hill
Executive Vice President-Chief Financial and Investment Officer	Robert A. Rosholt
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Marketing Officer	Kathleen D. Ricord
Senior Vice President and Treasurer	Harry H. Hallowell
Senior Vice President-Chief Compliance Officer	Carol Baldwin Moody
Senior Vice President-Chief Financial Officer	Timothy G. Frommeyer
Senior Vice President-Chief Investment Officer	Gail G. Snyder
Senior Vice President-Chief Technology Officer	Srinivas Koushik
Senior Vice President-CIO Strategic Investments	Gary I. Siroko
Senior Vice President-Consumer Finance	John S. Skubik
Senior Vice President-Corporate Relations	Gregory S. Lashutka
Senior Vice President-Corporate Strategy	J. Stephen Baine
Senior Vice President-Division General Counsel	Thomas W. Dietrich
Senior Vice President-Enterprise Chief Risk Officer	Brian W. Nocco
Senior Vice President-Group Business Head	Duane C. Meek
Senior Vice President-In Retirement Business Head	Keith I. Millner
Senior Vice President-Individual Investments Business Head	Mark D. Phelan
Senior Vice President-Individual Protection Business Head	Peter A. Golato
Senior Vice President-Information Technology	Mark D. Torkos
Senior Vice President-Internal Audits	Kelly A. Hamilton
Senior Vice President-Marketing, Strategy and Urban Operations	Katherine A. Mabe
Senior Vice President-NF Systems	R. Dennis Noice
Senior Vice President-Non-Affiliated Sales	John Laughlin Carter
Senior Vice President-P/C Strategic Planning and Operations	James R. Burke
Senior Vice President-PCIO Brokerage Operations & Sponsor Relations	David K. Hollingsworth
Senior Vice President-Property and Casualty Claims	David R. Jahn
Senior Vice President-Property and Casualty Commercial/Farm Product Pricing	W. Kim Austen
Senior Vice President-Property and Casualty Human Resources	Gale V. King
Senior Vice President-Property and Casualty Personal Lines Product Pricing	J. Lynn Greenstein
Director	Joseph A. Alutto
Director	James G. Brocksmith, Jr.
Director	Keith W. Eckel
Director	Lydia M. Marshall
Director	Donald L. McWhorter
Director	David O. Miller
Director	Martha James Miller de Lombera
Director	James F. Patterson
Director	Gerald D. Prothro
Director	Alex (nmn) Shumate

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania	The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania	The company is registered as a broker-dealer.
1717 Capital Management Company*	Pennsylvania	The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas	The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
401(k) Investment Advisors, Inc.	Texas	The company is an investment advisor registered with the State of Texas.
401(k) Investment Services, Inc.*	Texas	The company is a broker-dealer registered with the National Association of Securities Dealers, Inc.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands	The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa	The company operates as a holding company.
ALLIED Document Solutions, Inc.	Iowa	The company provides general printing services to its affiliated companies as well as to unaffiliated companies.
ALLIED General Agency Company	Iowa	The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa	The company is a property and casualty insurance holding company.
ALLIED Group Insurance Marketing Company	Iowa	The company engages in the direct marketing of property and casualty insurance products.
ALLIED Property and Casualty Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Allied Texas Agency, Inc.	Texas	The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio	The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa	The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida	The company is an underwriting manager for ocean cargo and hull insurance.
Asset Management Holdings plc*	England and Wales
The company is a holding company of a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, investment trusts and portfolios for corporate clients.

Audenstar Limited	England and Wales	The company is an investment holding company.
BlueSpark, LLC	Ohio	The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California	The company is an insurance agency.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
CalFarm Insurance Agency	California	The company is an insurance agency.
Capital Pro Holding, Inc.	Delaware	The company operates as a holding company and is currently inactive.
Capital Professional Advisors, Inc.	Delaware	The company is currently inactive.
Cap Pro Advisory Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Brokerage Services, Inc.	Delaware	The company is currently inactive.
Cap Pro Insurance Agency Services, Inc.	Delaware	The company is currently inactive.
Colonial County Mutual Insurance Company*	Texas	The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio	The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Damian Securities Limited*	England and Wales	The company is engaged in investment holding.
Depositors Insurance Company	Iowa	The company underwrites general property and casualty insurance.
Discover Insurance Agency, LLC	California	The company is currently inactive.
Discover Insurance Agency of Texas, LLC	Texas	The company is currently inactive.
DVM Insurance Agency, Inc.	California	This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
Europewide Life SA (f.k.a. CLARIENT Life Insurance SA)*	Luxembourg	The company writes life insurance including coinsurance and reinsurance.
F&B, Inc.	Iowa	The company is an insurance agency that places business not written by Farmland Mutual Insurance Company and its affiliates with other carriers.
Farmland Mutual Insurance Company	Iowa	The company provides property and casualty insurance primarily to agricultural businesses.
Fenplace Limited	England and Wales	The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Financial Horizons Distributors Agency of Alabama, Inc.	Alabama	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Ohio, Inc.	Ohio	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Horizons Distributors Agency of Texas, Inc.	Texas	The company is an insurance agency marketing life insurance and annuity products through financial institutions.
Financial Settlement Services Agency, Inc.	Ohio	The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland	The company provides population health management.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
FutureHealth Technologies Corporation	Maryland	The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gardiner Point Hospitality LLC	Ohio	The company holds the assets of a hotel in foreclosure.
Gartmore 1990 Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore 1990 Trustee Limited	England and Wales	This company is currently in Members' Voluntary Liquidation.
Gartmore Capital Management Limited*	England and Wales	The company acts as a holding company for Gartmore US Limited and has applied to cancel its registration with the United Kingdom Financial Services Authority.
Gartmore Distribution Services, Inc.*	Delaware	The company is a limited purpose broker-dealer.
Gartmore Emerging Managers, LLC	Delaware	The company acquires and holds interests in registered investment advisors and provides investment management services.
Gartmore Fund Managers International Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Fund Managers Limited*	England and Wales
The company is engaged in authorized unit trust management and OEIC management. It is also the authorized Corporate Director of the Gartmore OEIC Funds. The company is authorized and regulated by the United Kingdom Financial Services Authority.

Gartmore Global Asset Management, Inc.	Delaware	The company operates as a holding company.
Gartmore Global Asset Management Trust*	Delaware	The company acts as a holding company for the Gartmore group of companies and as a registered investment advisor for registered investment companies.
Gartmore Global Investments, Inc.*	Delaware	The company acts as a holding company and provides other business services for the Gartmore group of companies.
Gartmore Global Partners*	Delaware	The partnership is engaged in investment management. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.
Gartmore Global Ventures, Inc.	Delaware	The company acts as a holding company for subsidiaries in the Nationwide group of companies.
Gartmore Group Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts, and portfolios for corporate clients.

Gartmore Indosuez UK Recovery Fund (G.P.) Limited	England and Wales	The company is currently in Members' Voluntary Dissolution.
Gartmore Investment Limited*	England and Wales
The company is engaged in investment management and advisory services to pension funds, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate or other institutional clients. The company is authorized and regulated by the Securities and Exchange Commission and the United Kingdom Financial Services Authority.

Gartmore Investment Management plc*	England and Wales	The company is an investment holding company and provides services to other companies within the Gartmore group of companies in the United Kingdom.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Investment Services GmbH	Germany	The company is engaged in marketing support for subsidiaries of the Gartmore group of companies.
Gartmore Investment Services Limited*	England and Wales	The company is engaged in investment holding for subsidiaries of the Gartmore group of companies.
Gartmore Investor Services, Inc.	Ohio	The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Japan Limited* (n.k.a. Gartmore Investment Japan Limited)	Japan
The company is the renamed survivor entity of the merger of Gartmore Investment Management Japan Limited and Gartmore NC Investment Trust Management Company Ltd. The company is engaged in the business of investment management. The company is authorized and regulated by the Japan Financial Services Authority.

Gartmore Managers (Jersey) Limited	Jersey, Channel Islands	The company is currently in Liquidation.
Gartmore Morley & Associates, Inc.	Oregon	The company brokers or places book-value maintenance agreements (wrap contracts) and guaranteed investment contracts for collective investment trusts and accounts.
Gartmore Morley Capital Management, Inc.	Oregon	The company is an investment advisor and stable value money manager.
Gartmore Morley Financial Services, Inc.	Oregon	The company is a holding company.
Gartmore Mutual Fund Capital Trust	Delaware	The trust acts as a registered investment advisor.
Gartmore No. 1 General Partner, Limited	Scotland	The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 2 General Partner, Limited*	Scotland	The company is a general partner in a number of Scottish Limited Partnerships that act as a general partner in private equity investment vehicles.
Gartmore No. 3 General Partner GP Limited	Scotland	The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore No. 3 General Partner ILP Limited	Scotland	The company is a general partner in a Scottish Limited Partnership acting as a general partner in a private equity investment vehicle.
Gartmore Nominees Limited	England and Wales	The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Pension Trustees, Limited	England and Wales	The company acts as the corporate trustee of the Gartmore pension scheme and is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Gartmore Riverview, LLC*	Delaware
The company provides customized solutions in the form of expert advice and investment management services to a limited number of institutional investors through construction of hedge fund and alternative asset portfolios and their integration into the entire asset allocation framework.

Gartmore Riverview II, LLC	Delaware	The company is a holding company for Gartmore Riverview, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Gartmore Riverview Polyphony LLC*	Delaware	The company invests in limited partnerships and other entities and retains managers to invest, reinvest and trade in securities and other financial instruments.
Gartmore S.A. Capital Trust	Delaware	The trust acts as a registered investment advisor.
Gartmore Securities Limited*	England and Wales	The company is engaged in investment holding and is a partner in Gartmore Global Partners.
Gartmore Separate Accounts, LLC	Delaware	The company acts as an investment advisor registered with the Securities and Exchange Commission.
Gartmore Services Limited	Jersey, Channel Islands	The company provides services to the Gartmore group of companies.
Gartmore Trust Company	Oregon	The company is an Oregon state bank with trust power.
Gartmore U.S. Limited*	England and Wales	The company is a joint partner in Gartmore Global Partners.
Gates, McDonald & Company*	Ohio	The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York	The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio	The company provides disability tax reporting services.
GatesMcDonald DTC, LLC	Ohio	The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.	Ohio	The company provides medical management and cost containment services to employers.
GGI MGT LLC	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to Gartmore management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

G.I.L. Nominees Limited	England and Wales	The company acts as a nominee. The company is dormant within the meaning of Section 249AA of the Companies Act of 1985 of England and Wales.
Insurance Intermediaries, Inc.	Ohio	The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio	The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas	The company acts as general agent to market non-standard automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
MedProSolutions, Inc.	Massachusetts	The company provides third-party administration services for workers' compensation, automobile injury and disability claims.
National Casualty Company	Wisconsin	The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds. This company is currently inactive.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Kansas		The company is a shell insurer with no active policies or liabilities.
Nationwide Affordable Housing, LLC	Ohio		The company invests in multi-family housing projects throughout the U.S.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Atlantic Insurance Company	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Nationwide Capital Mortgage, LLC	Ohio
This company is a holding company that funds/owns commercial mortgage loans on an interim basis, hedges the loans during the ownership period, and then sells the loans as part of a securitization to generate profit.

Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as agent for other corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Credit Enhancement Insurance Company	Ohio		The company is currently inactive.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company acts as an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Financial Sp. Zo.o	Poland		The company provides distribution services for its affiliate Nationwide Towarzystwo Ubezpieczen na Zycie S.A. in Poland.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.*	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Holdings-NGH Brasil Participacoes, Ltda.	Brazil		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Nationwide Global Services EIG*	Luxembourg		The company provides shared services to PanEuroLife, Europewide Life SA, Europewide Financial S.A. (f.k.a. Dancia Life S.A.) and Nationwide Global Holdings, Inc.
Nationwide Health and Productivity Company	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company is an independent agency personal lines underwriter of property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide Insurance Management Services, Inc.	Ohio		The company is currently inactive.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited broker-dealer company doing business in the deferred compensation market and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Lloyds	Texas		The company markets commercial property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.
Nationwide Marítima Vida E Previdência SA* (n.k.a. Vida Seguradora SA)	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plans in Brazil.
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.
Nationwide Services Sp. Zo.o.	Poland		The company provides services to Nationwide Global Holdings, Inc. in Poland.
Nationwide Trust Company, FSB	United States		This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of the Treasury to exercise custody and fiduciary powers.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide UK Holding Company, Limited*	England and Wales
The company is a holding company for a group engaged in the management of pension fund assets, unit trusts and other collective investment schemes, hedge funds, investment trusts and portfolios for corporate clients.

Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH Luxembourg S.a.r.L.*	Luxembourg		The company acts primarily as a holding company for the European operations of Nationwide Global Holdings, Inc.
NGH Netherlands B.V.	Netherlands		The company acts as a holding company for other Nationwide overseas companies.
NGH UK, Ltd.*	United Kingdom		The company functions as a support company for other Nationwide overseas companies.
North Front Pass-Through Trust	Delaware		The trust issued and sold $4,000,000 aggregate face amount of CSN Pass-Through Securities to certain unrelated Initial Purchasers.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
PanEuroLife*	Luxembourg		The company provides individual life insurance, primarily in the United Kingdom, Belgium and France.
Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview International Group, Inc.	Delaware		The company is a holding company for Gartmore Riverview I, LLC.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
Siam Ar-Na-Khet Company Limited	Thailand		The company is a holding company.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Company	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements. As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Companies, Inc.	Texas		The company acts as a holding company for certain subsidiaries of the Nationwide group of companies.
The 401(k) Company	Texas		The company is a third-party administrator providing record-keeping services for 401(k) plans.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of Pennsylvania, Inc.	Pennsylvania		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in Pennsylvania. The company is currently inactive.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates as an employee agent "storefront" for Titan Indemnity Company in New Mexico.
Titan Holdings Service Corporation	Texas		The company acts as a holding company specifically for Titan corporate employees.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Titan Indemnity Company	Texas	The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan	This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas	The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas	The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
VertBois, SA*	Luxembourg	The company acts as a real property holding company.
Veterinary Pet Insurance Company*	California	The company provides pet insurance.
Victoria Automobile Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware	The company acts as a holding company specifically for corporate employees of the Victoria group of companies.
Victoria Fire & Casualty Company	Ohio	The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio	The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio	The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio	The company is a property and casualty insurance company.
VPI Services, Inc.	California	The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania	The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona	The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas	The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida	The company is an insurance agency and operates as an employee agent "storefront" for Titan Indemnity Company in Florida.
William J. Lynch and Associates, Inc.	California	The company specializes in the analysis and funding of corporate benefit liabilities.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 27. Number of Contract Owners

The number of contract owners of Qualified and Non-Qualified Contracts as of February 14, 2006 was 11,285 and 0, respectively.

Item 28. Indemnification

Provision is made in Nationwide's Amended Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

Multi-Flex Variable Account	Nationwide VL Separate Account-C
Nationwide Variable Account	Nationwide VL Separate Account-D
Nationwide Variable Account-II	Nationwide VL Separate Account-G
Nationwide Variable Account-4	Nationwide VLI Separate Account-2
Nationwide Variable Account-5	Nationwide VLI Separate Account-3
Nationwide Variable Account-6	Nationwide VLI Separate Account-4
Nationwide Variable Account-7	Nationwide VLI Separate Account-5
Nationwide Variable Account-8	Nationwide VLI Separate Account-6
Nationwide Variable Account-9	Nationwide VLI Separate Account-7
Nationwide Variable Account-10
Nationwide Variable Account-11
Nationwide Variable Account-13
Nationwide Variable Account-14
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

Chairman of the Board and Director	Mark D. Phelan
President	Rhodes B. Baker
Senior Vice President	William G. Goslee, Jr.
Vice President	Karen R. Colvin
Vice President	Scott A. Englehart
Vice President	Charles E. Riley
Vice President	Trey Rouse
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President-Compliance Officer	Barbara J. Shane
Associate Vice President and Secretary	Glenn W. Soden
Assistant Treasurer	E. Gary Berndt
Director	James D. Benson
Director	Keith I. Millner

The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
One Nationwide Plaza, Columbus, Ohio 43215

(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215

Item 31. Management Services
Not Applicable

Item 32. Undertakings

The Registrant hereby undertakes to:

(a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
(b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of
      Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a
      Statement of Additional Information; and
(c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

The Registrant hereby represents that any contract offered by the prospectus and which is issued pursuant to Section 403(b) of the Internal Revenue Code is issued by the Registrant in reliance upon, and in compliance with, the Securities and Exchange Commission's no-action letter to the American Council of Life Insurance (publicly available November 28, 1988) which permits withdrawal restrictions to the extent necessary to comply with Internal Revenue Code Section 403(b)(11).

Nationwide hereby represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide.

Signatures
As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 19th day of April, 2006.
NATIONWIDE VARIABLE ACCOUNT
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY
(Depositor)

By /s/Steven R. Savini
Steven R. Savini

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 19th day of April, 2006.

W. G. JURGENSEN
W. G. Jurgensen, Director and Chief Executive Officer
ARDEN L. SHISLER
Arden L. Shisler, Chairman of the Board
JOSEPH A. ALUTTO
Joseph A. Alutto, Director
JAMES G. BROCKSMITH, JR.
James G. Brocksmith, Jr., Director
KEITH W. ECKEL
Keith W. Eckel, Director
LYDIA M. MARSHALL
Lydia M. Marshall, Director
DONALD L. MCWHORTER
Donald L. McWhorter, Director
MARTHA JAMES MILLER DE LOMBERA
Martha James Miller de Lombera, Director
DAVID O. MILLER
David O. Miller, Director
JAMES F. PATTERSON
James F. Patterson, Director
GERALD D. PROTHRO
Gerald D. Prothro, Director
ALEX SHUMATE
Alex Shumate, Director
By /s/ Steven R. Savini
Steven R. Savini
Attorney-in-Fact